As filed with the Securities and Exchange Commission on April 23, 2020

REGISTRATION NO. 33-83750

REGISTRATION NO. 811-08754

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 151	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 45

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 53 (“PEA”) to the Form N-4 Registration Statement No. 33-83750 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

2

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

3

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to prospectuses for Accumulator®

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (formerly AXA Equitable Life Insurance Company) variable annuity products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Maryland. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

We have filed with the Securities and Exchange Commission (“SEC”) our Statement of Additional Information (SAI) dated May 1, 2020. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Financial Life Insurance Company, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC’s website at www.sec.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts’ annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on the Company; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.

#822069

(1)	How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•	written confirmation of financial transactions;
•	statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

•	annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

Online Account Access system:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for the fixed maturity options;

•	the daily unit values for the variable investment options; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the investment options;

•	elect to receive certain contract statements electronically;

•	enroll in, modify or cancel a rebalancing program;

•	change your address;

•	change your password; and

•	access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.equitable.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” in your Prospectus).

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

All requests for withdrawals must be made on a specific form that we provide. Please contact one of our customer service representatives for more information.

(2)	Investment options

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ “ under the column entitled “ Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program. Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(1) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY(*)(2)	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY(*)(3)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	Formerly known as AXA Premier VIP Trust.
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(3)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-789-7771.

(3)	The Trusts’ annual expenses and expense example

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(1)	Lowest 0.58%	Highest 1.38%
(1)	The “Total Annual Portfolio Operating Expenses” are based, in part on estimated amounts of such expenses.

Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection PlusSM) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,060	$1,599	$2,164	$3,892	$360	$1,099	$1,864	$3,892
(b) assuming minimum fees and expenses of any of the Portfolios	$976	$1,350	$1,753	$3,101	$276	$850	$1,453	$3,101

For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Supplement.

(4)	Important information about your guaranteed benefits

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the “lower Roll-Up rate options”). All other investment options continue to roll up at 4%, 5% or 6% (the

“higher Roll-Up rate options”), as provided by your Accumulator® Series contract. For more information about these benefits, please see “Contract features and benefits” in your Prospectus, or your contract, or consult with your financial professional.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation:  You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base

•

Full dollar-for-dollar:  You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

Withdrawals after the age which your Guaranteed minimum death benefit base stops increasing. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Guaranteed minimum death benefit

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)	Effect of your account value falling to zero

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

Guaranteed minimum income benefit. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)	Tax information

SECURE Act Summary

The “Setting Every Community Up for Retirement Enhancement Act” (“SECURE Act”) was enacted at the end of 2019 and is generally effective January 1, 2020. The SECURE Act provisions affect tax-favored and tax qualified plans and contracts such as IRAs. Among other things, the SECURE Act extends the age generally triggering when lifetime required minimum distributions must begin from tax-favored and tax qualified plans and contracts. The age is extended from age 70 ½ to age 72, but only for individuals who attain age 70 ½ on or after January 1, 2020 (e.g., a birthdate of July 1, 1949 or later). For individuals who attained age 70 ½ on or before December 31, 2019 (e.g., a birthdate of June 30, 1949 or earlier) the commencement of lifetime required minimum distributions is still triggered by attaining age 70 ½.

Also, the SECURE Act revises the rules applicable to post-death distributions from tax-favored and tax qualified plans and contracts for plan participants and contract owners dying after December 31, 2019. Benefits under existing contracts may have to be paid out faster than what was required before the passage of the SECURE Act. Generally, the entire interest of a beneficiary who is an individual must be distributed within 10 years of the death of the plan participant or contract owner, without regard to whether the deceased died before or after the required beginning date for lifetime required minimum distributions. A beneficiary who is an individual and who has the status of “Eligible Designated Beneficiary” or “EDB” is permitted to stretch payments over life or over life expectancy period. An Eligible Designated Beneficiary generally includes a surviving spouse, a minor child (until the child reaches the age of majority), an individual with chronic illness or disability, or any other person not more than 10 years younger than the plan participant or contract owner. Also, trusts which are death beneficiaries generally can no longer take death benefits over the life expectancy period of the oldest trust beneficiary. The rules applicable to post-death distributions to beneficiaries which are entities apply, and are the same as under prior law. Finally, even where the plan participant or contract owner died before December 31, 2019, should the original beneficiary who is an individual die before the entire interest is distributed and after December 31, 2019, the remaining interest must generally be distributed within 10 years after the death of the original beneficiary.

For taxable years beginning after December 31, 2019, the SECURE Act also removes the limitation on making regular contributions with respect to compensation to an IRA for the year the owner reaches age 70 ½.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Supplement accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

How you can make contributions (For Maryland contracts only)

•	Regular contributions to traditional IRAs and Roth IRAs are limited to $6,000 for the calendar year 2020.

•	Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•

Rollovers can be made to a Roth IRA from a “designated Roth contribution account” under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

IRA distributions directly transferred to charity. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Additional information relating to 1035 exchanges. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange;

the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Impact of taxes to the Company

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(7)	Updated information on the Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years, the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(8)	Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(9)	Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, basedon such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

(10)	Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(11)	Incorporation of certain documents by reference

This section only applies if your contract offers fixed maturity options.

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

(12)	Financial statements

The financial statements of the separate account(s), as well as the consolidated financial statements and financial statement schedules of the Company, are in the Statement of Additional Information (“SAI”). The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(13)	Condensed financial information

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2019. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$16.19	$15.11	$16.11	$15.38	$14.47	$14.30	$14.26	$13.02	$12.54	$12.55
Separate Account No. 45 number of units outstanding (000’s)	73	91	102	110	127	141	152	160	168	154
Separate Account No. 49 number of units outstanding (000’s)	62	71	82	88	113	131	168	163	177	167
1290 VT GAMCO Small Company Value
Unit value	$75.09	$61.71	$74.11	$64.70	$53.20	$57.19	$56.25	$40.99	$35.26	$37.03
Separate Account No. 45 number of units outstanding (000’s)	128	141	153	174	199	231	262	267	283	281
Separate Account No. 49 number of units outstanding (000’s)	132	146	161	182	199	231	253	252	273	289
1290 VT Socially Responsible
Unit value	$20.29	$15.79	$16.73	$14.09	$12.99	$13.10	$11.69	$8.82	$7.66	$7.74
Separate Account No. 45 number of units outstanding (000’s)	21	18	21	21	22	25	22	18	19	19
Separate Account No. 49 number of units outstanding (000’s)	85	64	69	83	103	123	76	77	77	91
EQ/400 Managed Volatility
Unit value	$16.52	$13.41	$15.49	$13.63	$11.54	$12.08	$11.25	$12.17	$10.68	$11.76
Separate Account No. 45 number of units outstanding (000’s)	142	160	186	183	201	225	240	174	207	245
Separate Account No. 49 number of units outstanding (000’s)	179	201	227	267	282	316	395	286	292	323
EQ/2000 Managed Volatility
Unit value	$16.36	$13.32	$15.33	$13.65	$11.48	$12.26	$11.95	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	250	277	304	354	408	448	505	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	1,134	1,310	1,465	1,647	1,846	2,138	2,480	—	—	—

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/AB Short Duration Government Bond
Unit value	$9.36	$9.26	$9.28	$9.38	$9.50	$9.67	$9.86	$10.70	$10.69	$10.85
Separate Account No. 45 number of units outstanding (000’s)	454	488	566	610	651	590	706	827	919	1,111
Separate Account No. 49 number of units outstanding (000’s)	668	775	836	760	845	1,036	1,193	1,311	1,490	1,624
EQ/AB Small Cap Growth
Unit value	$46.12	$36.58	$40.26	$33.27	$29.95	$31.27	$30.61	$22.45	$19.69	$20.09
Separate Account No. 45 number of units outstanding (000’s)	272	295	312	343	377	443	487	521	563	635
Separate Account No. 49 number of units outstanding (000’s)	535	612	703	777	853	985	1,105	1,312	1,490	1,663
EQ/Aggressive Allocation
Unit value	$20.73	$16.88	$18.75	$15.96	$14.87	$15.34	$14.85	$11.91	$10.57	$11.58
Separate Account No. 45 number of units outstanding (000’s)	202	268	290	372	436	466	531	564	678	748
Separate Account No. 49 number of units outstanding (000’s)	441	494	630	661	847	939	1,029	1,067	1,284	1,466
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.54	$14.07	$15.87	$14.08	$12.61	$13.10	$12.10	$9.49	$8.42	$8.94
Separate Account No. 45 number of units outstanding (000’s)	68	81	86	96	99	113	127	134	157	164
Separate Account No. 49 number of units outstanding (000’s)	69	67	79	92	100	106	109	120	134	146
EQ/Common Stock Index
Unit value	$550.92	$428.82	$461.49	$388.30	$352.40	$357.42	$323.33	$247.42	$216.98	$218.78
Separate Account No. 45 number of units outstanding (000’s)	137	151	168	189	208	227	248	269	299	336
Separate Account No. 49 number of units outstanding (000’s)	145	162	191	215	238	270	301	337	378	428
EQ/Conservative Allocation
Unit value	$13.41	$12.45	$12.82	$12.38	$12.19	$12.39	$12.24	$11.89	$11.53	$11.47
Separate Account No. 45 number of units outstanding (000’s)	662	718	908	979	1,022	1,134	1,181	1,350	1,400	1,316
Separate Account No. 49 number of units outstanding (000’s)	1,065	1,041	1,044	1,238	1,500	1,457	1,805	2,052	2,363	2,720

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Conservative-Plus Allocation
Unit value	$15.16	$13.54	$14.25	$13.27	$12.84	$13.10	$12.88	$11.84	$11.18	$11.41
Separate Account No. 45 number of units outstanding (000’s)	603	655	705	771	802	841	972	928	909	1,003
Separate Account No. 49 number of units outstanding (000’s)	666	777	649	685	720	782	961	1,404	1,195	1,201
EQ/Core Bond Index
Unit value	$14.69	$14.01	$14.17	$14.15	$14.15	$14.28	$14.14	$14.56	$14.31	$13.84
Separate Account No. 45 number of units outstanding (000’s)	1,027	1,097	1,173	1,218	1,321	1,483	1,604	506	568	629
Separate Account No. 49 number of units outstanding (000’s)	2,191	2,444	2,673	3,053	3,403	3,767	4,221	2,525	2,887	3,265
EQ/Equity 500 Index
Unit value	$69.69	$54.06	$57.65	$48.28	$43.99	$44.25	$39.70	$30.60	$26.92	$26.88
Separate Account No. 45 number of units outstanding (000’s)	538	601	657	710	778	831	890	952	1,051	1,137
Separate Account No. 49 number of units outstanding (000’s)	1,035	1,199	1,328	1,493	1,639	1,873	2,058	2,244	2,569	2,893
EQ/Franklin Balanced Managed Volatility
Unit value	$15.73	$13.68	$14.49	$13.35	$12.25	$12.81	$12.23	$10.82	$9.86	$9.99
Separate Account No. 45 number of units outstanding (000’s)	519	542	576	546	643	637	533	459	470	474
Separate Account No. 49 number of units outstanding (000’s)	575	582	600	645	741	802	780	601	603	457
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.49	$14.94	$17.37	$15.76	$12.79	$13.88	$13.77	$10.21	$8.86	$9.94
Separate Account No. 45 number of units outstanding (000’s)	27	30	39	37	31	35	43	45	54	62
Separate Account No. 49 number of units outstanding (000’s)	70	44	77	61	57	64	149	75	87	88
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$14.08	$11.68	$12.97	$11.43	$10.58	$11.04	$10.61	$8.72	$7.71	$8.18
Separate Account No. 45 number of units outstanding (000’s)	171	171	212	202	217	224	269	288	299	269
Separate Account No. 49 number of units outstanding (000’s)	270	319	374	446	479	496	456	471	505	548

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Global Equity Managed Volatility
Unit value	$28.62	$23.16	$26.72	$21.48	$20.84	$21.50	$21.43	$18.05	$15.64	$18.08
Separate Account No. 45 number of units outstanding (000’s)	518	578	631	709	767	831	955	874	1,002	1,142
Separate Account No. 49 number of units outstanding (000’s)	514	577	770	834	912	1,036	1,194	1,172	1,233	1,401
EQ/Intermediate Government Bond
Unit value	$20.21	$19.67	$19.77	$19.97	$20.16	$20.34	$20.31	$20.93	$21.02	$20.23
Separate Account No. 45 number of units outstanding (000’s)	182	210	239	263	284	320	364	433	470	565
Separate Account No. 49 number of units outstanding (000’s)	129	161	179	201	212	251	296	342	396	416
EQ/International Core Managed Volatility
Unit value	$15.35	$12.71	$15.14	$12.15	$12.29	$13.02	$14.08	$12.15	$10.59	$12.92
Separate Account No. 45 number of units outstanding (000’s)	357	405	453	537	574	612	679	285	323	357
Separate Account No. 49 number of units outstanding (000’s)	721	845	927	988	1,152	1,327	1,496	1,178	1,338	1,473
EQ/International Equity Index
Unit value	$16.76	$13.91	$16.62	$13.67	$13.56	$14.04	$15.29	$12.76	$11.13	$12.84
Separate Account No. 45 number of units outstanding (000’s)	818	893	971	1,067	1,183	1,242	1,320	1,422	1,578	1,762
Separate Account No. 49 number of units outstanding (000’s)	606	685	762	826	888	842	885	901	1,015	1,145
EQ/International Value Managed Volatility
Unit value	$22.39	$18.51	$22.47	$18.46	$18.57	$19.44	$21.23	$18.04	$15.56	$18.82
Separate Account No. 45 number of units outstanding (000’s)	284	304	326	365	392	424	463	518	588	682
Separate Account No. 49 number of units outstanding (000’s)	1,250	1,363	1,532	1,732	1,905	2,142	2,312	2,609	2,912	3,272
EQ/Janus Enterprise
Unit value	$32.05	$23.80	$24.57	$19.47	$20.63	$22.13	$22.59	$16.53	$15.41	$16.92
Separate Account No. 45 number of units outstanding (000’s)	137	145	151	180	212	234	274	299	333	332
Separate Account No. 49 number of units outstanding (000’s)	130	156	156	172	208	305	309	366	463	512

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Core Managed Volatility
Unit value	$22.01	$17.17	$18.60	$15.46	$14.27	$14.41	$13.09	$10.08	$8.89	$9.41
Separate Account No. 45 number of units outstanding (000’s)	839	935	1,052	1,178	1,311	1,418	1,572	156	171	192
Separate Account No. 49 number of units outstanding (000’s)	3,664	4,187	4,905	5,543	6,321	7,263	8,007	1,077	1,207	1,380
EQ/Large Cap Growth Index
Unit value	$22.37	$16.76	$17.38	$13.63	$13.00	$12.56	$11.35	$8.68	$7.67	$7.60
Separate Account No. 45 number of units outstanding (000’s)	1,001	1,103	1,191	1,331	1,467	1,588	1,755	1,927	2,110	2,261
Separate Account No. 49 number of units outstanding (000’s)	1,041	1,256	1,458	1,582	1,761	1,923	2,124	2,392	2,679	3,016
EQ/Large Cap Growth Managed Volatility
Unit value	$42.27	$32.04	$33.48	$26.26	$25.23	$24.58	$22.43	$16.80	$14.97	$15.75
Separate Account No. 45 number of units outstanding (000’s)	1,309	1,464	1,628	1,847	2,079	2,352	2,686	1,298	1,421	1,494
Separate Account No. 49 number of units outstanding (000’s)	2,570	2,922	3,367	3,796	4,303	5,019	5,622	4,087	4,619	2,743
EQ/Large Cap Value Index
Unit value	$13.15	$10.61	$11.81	$10.59	$9.22	$9.78	$8.80	$6.78	$5.89	$5.99
Separate Account No. 45 number of units outstanding (000’s)	296	350	378	402	395	415	398	352	385	225
Separate Account No. 49 number of units outstanding (000’s)	305	370	422	472	502	498	465	403	542	137
EQ/Large Cap Value Managed Volatility
Unit value	$25.71	$20.77	$23.38	$20.82	$18.30	$19.32	$17.45	$13.35	$11.68	$12.48
Separate Account No. 45 number of units outstanding (000’s)	2,656	2,959	3,289	3,762	4,224	4,703	5,353	3,301	3,714	4,243
Separate Account No. 49 number of units outstanding (000’s)	3,853	4,344	5,032	5,728	6,429	7,338	8,270	2,452	2,804	3,217
EQ/Mid Cap Value Managed Volatility
Unit value	$32.28	$25.85	$30.22	$27.27	$23.49	$24.69	$22.57	$17.20	$14.69	$16.45
Separate Account No. 45 number of units outstanding (000’s)	433	478	532	603	671	731	816	761	853	948
Separate Account No. 49 number of units outstanding (000’s)	321	366	415	465	526	594	671	545	622	732

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Moderate Allocation
Unit value	$68.00	$59.66	$63.51	$57.97	$55.77	$57.04	$56.12	$50.29	$46.86	$48.66
Separate Account No. 45 number of units outstanding (000’s)	678	750	809	925	1,066	1,187	1,315	1,412	1,547	1,688
Separate Account No. 49 number of units outstanding (000’s)	488	531	602	726	782	851	906	987	1,058	1,183
EQ/Moderate-Plus Allocation
Unit value	$18.74	$15.83	$17.23	$15.20	$14.36	$14.75	$14.41	$12.19	$11.08	$11.82
Separate Account No. 45 number of units outstanding (000’s)	1,009	1,133	1,283	1,590	1,813	2,012	2,176	2,545	2,807	3,183
Separate Account No. 49 number of units outstanding (000’s)	1,631	1,857	2,052	2,278	2,514	2,853	3,399	3,445	4,167	4,151
EQ/Money Market
Unit value	$27.20	$27.16	$27.18	$27.45	$27.82	$28.20	$28.59	$28.98	$29.38	$29.78
Separate Account No. 45 number of units outstanding (000’s)	258	303	219	270	243	300	347	378	510	571
Separate Account No. 49 number of units outstanding (000’s)	653	593	617	714	851	819	950	1,055	1,247	1,398
EQ/Quality Bond PLUS
Unit value	$17.17	$16.48	$16.68	$16.68	$16.71	$16.90	$16.65	$17.27	$17.05	$17.08
Separate Account No. 45 number of units outstanding (000’s)	467	510	556	601	689	773	856	221	260	306
Separate Account No. 49 number of units outstanding (000’s)	409	513	531	561	629	743	858	301	344	392
EQ/Small Company Index
Unit value	$34.31	$27.78	$31.75	$28.23	$23.74	$25.22	$24.38	$17.98	$15.78	$16.66
Separate Account No. 45 number of units outstanding (000’s)	183	203	220	271	298	309	354	385	434	480
Separate Account No. 49 number of units outstanding (000’s)	276	337	396	447	484	517	585	599	657	744
EQ/Templeton Global Equity Managed Volatility
Unit value	$14.18	$11.88	$13.72	$11.47	$11.04	$11.50	$11.53	$9.20	$7.82	$8.64
Separate Account No. 45 number of units outstanding (000’s)	116	131	133	134	159	162	137	106	118	106
Separate Account No. 49 number of units outstanding (000’s)	144	187	135	143	162	170	173	167	158	172

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Multimanager Technology
Unit value	$39.13	$28.77	$28.52	$20.78	$19.33	$18.43	$16.46	$12.30	$11.00	$11.71
Separate Account No. 45 number of units outstanding (000’s)	246	260	283	277	304	321	350	392	422	430
Separate Account No. 49 number of units outstanding (000’s)	209	244	275	297	340	354	373	443	491	551

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.72	$14.70	$15.70	$15.02	$14.16	$14.02	$14.01	$12.82	$12.38	$12.40
Separate Account No. 45 number of units outstanding (000’s)	95	101	110	120	122	145	148	143	184	161
Separate Account No. 49 number of units outstanding (000’s)	1,201	1,435	1,497	1,616	1,847	2,118	2,381	2,202	2,259	2,245
1290 VT GAMCO Small Company Value
Unit value	$70.45	$58.01	$69.81	$61.08	$50.32	$54.21	$53.42	$39.01	$33.62	$35.38
Separate Account No. 45 number of units outstanding (000’s)	136	149	170	195	208	237	252	275	300	297
Separate Account No. 49 number of units outstanding (000’s)	1,975	2,128	2,349	2,600	2,941	3,149	3,577	3,829	3,903	4,112
1290 VT Socially Responsible
Unit value	$19.46	$15.18	$16.12	$13.60	$12.56	$12.70	$11.36	$8.59	$7.47	$7.57
Separate Account No. 45 number of units outstanding (000’s)	53	54	54	58	64	54	60	59	52	43
Separate Account No. 49 number of units outstanding (000’s)	569	561	566	599	661	745	823	638	623	620
EQ/400 Managed Volatility
Unit value	$16.30	$13.25	$15.35	$13.53	$11.48	$12.04	$11.24	$11.90	$10.47	$11.54
Separate Account No. 45 number of units outstanding (000’s)	194	223	258	300	332	357	398	312	349	414
Separate Account No. 49 number of units outstanding (000’s)	1,674	1,915	2,181	2,433	2,613	2,600	2,957	2,318	2,342	2,479
EQ/2000 Managed Volatility
Unit value	$16.14	$13.17	$15.19	$13.55	$11.42	$12.22	$11.93	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	187	211	238	271	310	356	456	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	2,916	3,161	3,485	3,874	4,317	4,717	5,581	—	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.24	$9.15	$9.19	$9.32	$9.45	$9.64	$9.84	$10.54	$10.54	$10.73
Separate Account No. 45 number of units outstanding (000’s)	388	727	515	566	615	647	707	858	1,017	1,201
Separate Account No. 49 number of units outstanding (000’s)	5,960	6,422	6,779	7,540	8,683	9,550	11,178	12,551	13,482	16,269
EQ/AB Small Cap Growth
Unit value	$44.05	$35.01	$38.61	$31.96	$28.84	$30.17	$29.59	$21.75	$19.11	$19.54
Separate Account No. 45 number of units outstanding (000’s)	433	484	566	615	681	747	846	963	1,080	1,213
Separate Account No. 49 number of units outstanding (000’s)	1,481	1,595	1,704	1,922	2,178	2,287	2,625	2,857	2,859	2,770

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Aggressive Allocation
Unit value	$20.07	$16.38	$18.23	$15.54	$14.51	$15.00	$14.55	$11.69	$10.40	$11.42
Separate Account No. 45 number of units outstanding (000’s)	313	338	321	350	387	437	464	515	610	715
Separate Account No. 49 number of units outstanding (000’s)	17,930	19,886	21,680	23,497	26,544	28,636	32,170	35,500	39,758	44,516
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$18.05	$13.73	$15.51	$13.79	$12.38	$12.88	$11.93	$9.37	$8.33	$8.86
Separate Account No. 45 number of units outstanding (000’s)	42	36	44	49	52	71	60	68	88	96
Separate Account No. 49 number of units outstanding (000’s)	1,179	1,333	1,482	1,607	1,851	2,110	2,274	2,742	3,064	3,351
EQ/Common Stock Index
Unit value	$503.96	$393.06	$423.87	$357.37	$324.99	$330.28	$299.39	$229.56	$201.73	$203.81
Separate Account No. 45 number of units outstanding (000’s)	63	68	78	88	97	109	122	134	155	180
Separate Account No. 49 number of units outstanding (000’s)	213	236	258	282	313	334	370	408	444	467
EQ/Conservative Allocation
Unit value	$12.99	$12.08	$12.46	$12.06	$11.90	$12.12	$12.00	$11.68	$11.34	$11.31
Separate Account No. 45 number of units outstanding (000’s)	812	923	980	1,061	1,128	1,288	1,354	1,529	1,345	1,265
Separate Account No. 49 number of units outstanding (000’s)	9,598	10,718	11,833	14,474	15,103	16,844	20,639	27,024	26,538	25,752
EQ/Conservative-Plus Allocation
Unit value	$14.68	$13.14	$13.85	$12.93	$12.54	$12.82	$12.62	$11.63	$11.00	$11.25
Separate Account No. 45 number of units outstanding (000’s)	505	624	586	684	773	860	984	1,012	933	1,057
Separate Account No. 49 number of units outstanding (000’s)	8,651	9,469	10,786	12,186	13,391	14,883	17,375	20,583	20,717	20,999
EQ/Core Bond Index
Unit value	$14.04	$13.42	$13.60	$13.62	$13.64	$13.80	$13.68	$14.13	$13.91	$13.48
Separate Account No. 45 number of units outstanding (000’s)	1,217	1,265	1,327	1,399	1,497	1,649	1,769	625	662	752
Separate Account No. 49 number of units outstanding (000’s)	11,662	12,408	12,985	13,480	14,555	15,513	16,981	9,765	9,160	9,069

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Equity 500 Index
Unit value	$66.13	$51.40	$54.93	$46.09	$42.09	$42.42	$38.14	$29.45	$25.96	$25.98
Separate Account No. 45 number of units outstanding (000’s)	354	378	418	449	463	485	504	549	590	647
Separate Account No. 49 number of units outstanding (000’s)	3,449	3,784	4,045	4,211	4,393	4,461	4,537	4,671	4,883	5,014
EQ/Franklin Balanced Managed Volatility
Unit value	$15.31	$13.34	$14.16	$13.08	$12.03	$12.60	$12.05	$10.68	$9.75	$9.90
Separate Account No. 45 number of units outstanding (000’s)	457	552	630	590	603	652	569	515	520	506
Separate Account No. 49 number of units outstanding (000’s)	5,773	6,641	7,375	7,750	8,477	9,704	8,940	8,436	7,905	7,472
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$18.00	$14.57	$16.98	$15.43	$12.55	$13.64	$13.57	$10.08	$8.77	$9.85
Separate Account No. 45 number of units outstanding (000’s)	16	18	21	25	16	20	23	24	26	21
Separate Account No. 49 number of units outstanding (000’s)	993	1,097	1,260	1,477	1,538	1,661	1,893	2,413	2,620	2,403
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$13.73	$11.41	$12.69	$11.21	$10.40	$10.87	$10.47	$8.62	$7.64	$8.12
Separate Account No. 45 number of units outstanding (000’s)	162	198	207	213	251	283	283	255	248	227
Separate Account No. 49 number of units outstanding (000’s)	12,007	13,667	15,344	16,647	18,931	20,306	22,046	24,354	26,377	27,864
EQ/Global Equity Managed Volatility
Unit value	$27.35	$22.17	$25.64	$20.66	$20.08	$20.76	$20.73	$17.50	$15.19	$17.60
Separate Account No. 45 number of units outstanding (000’s)	388	441	524	570	624	716	810	813	908	1,057
Separate Account No. 49 number of units outstanding (000’s)	4,557	5,079	5,593	6,230	6,965	7,518	8,620	7,373	7,953	8,828

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Intermediate Government Bond
Unit value	$19.06	$18.59	$18.73	$18.96	$19.17	$19.39	$19.40	$20.03	$20.15	$19.44
Separate Account No. 45 number of units outstanding (000’s)	369	424	447	510	558	627	701	849	955	1,042
Separate Account No. 49 number of units outstanding (000’s)	1,326	1,455	1,523	1,573	1,606	1,768	1,946	2,417	2,375	2,228
EQ/International Core Managed Volatility
Unit value	$14.72	$12.21	$14.58	$11.72	$11.88	$12.62	$13.67	$11.81	$10.32	$12.62
Separate Account No. 45 number of units outstanding (000’s)	404	442	519	537	593	631	698	281	327	360
Separate Account No. 49 number of units outstanding (000’s)	7,582	8,327	8,945	9,799	10,657	11,444	12,569	5,881	6,307	6,351
EQ/International Equity Index
Unit value	$15.93	$13.25	$15.87	$13.08	$13.00	$13.49	$14.72	$12.31	$10.75	$12.44
Separate Account No. 45 number of units outstanding (000’s)	743	846	937	1,034	1,102	1,119	1,217	1,317	1,531	1,710
Separate Account No. 49 number of units outstanding (000’s)	4,923	5,197	5,481	5,647	6,097	5,713	5,844	5,593	6,041	6,247
EQ/International Value Managed Volatility
Unit value	$21.39	$17.71	$21.54	$17.74	$17.88	$18.76	$20.53	$17.47	$15.11	$18.30
Separate Account No. 45 number of units outstanding (000’s)	243	267	288	325	369	373	416	479	556	605
Separate Account No. 49 number of units outstanding (000’s)	2,562	2,789	2,947	3,278	3,535	3,723	4,007	4,684	5,124	5,532
EQ/Janus Enterprise
Unit value	$31.11	$23.15	$23.95	$19.02	$20.19	$21.70	$22.20	$16.28	$15.20	$16.73
Separate Account No. 45 number of units outstanding (000’s)	146	154	171	187	213	247	268	320	354	367
Separate Account No. 49 number of units outstanding (000’s)	2,668	2,955	3,221	3,551	4,035	4,410	5,164	6,105	6,242	5,888
EQ/Large Cap Core Managed Volatility
Unit value	$21.10	$16.49	$17.90	$14.91	$13.79	$13.95	$12.70	$9.80	$8.66	$9.18
Separate Account No. 45 number of units outstanding (000’s)	637	726	859	943	1,054	1,192	1,372	176	190	221
Separate Account No. 49 number of units outstanding (000’s)	7,423	8,232	9,332	10,512	12,039	13,463	15,486	2,088	2,282	2,525
EQ/Large Cap Growth Index
Unit value	$21.45	$16.10	$16.74	$13.15	$12.56	$12.17	$11.01	$8.44	$7.48	$7.42
Separate Account No. 45 number of units outstanding (000’s)	947	1,044	1,207	1,262	1,377	1,390	1,518	1,654	1,817	1,989
Separate Account No. 49 number of units outstanding (000’s)	5,210	5,635	6,249	6,593	7,249	6,916	7,133	6,653	7,060	7,310

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Large Cap Growth Managed Volatility
Unit value	$40.37	$30.66	$32.10	$25.24	$24.29	$23.72	$21.69	$16.27	$14.53	$15.32
Separate Account No. 45 number of units outstanding (000’s)	878	1,010	1,181	1,303	1,470	1,683	1,935	625	718	773
Separate Account No. 49 number of units outstanding (000’s)	9,542	10,707	12,156	13,632	15,571	17,631	20,677	4,081	4,411	2,793
EQ/Large Cap Value Index
Unit value	$12.59	$10.18	$11.35	$10.20	$8.90	$9.46	$8.53	$6.58	$5.74	$5.84
Separate Account No. 45 number of units outstanding (000’s)	255	268	298	322	306	330	267	175	217	81
Separate Account No. 49 number of units outstanding (000’s)	4,596	4,915	5,409	5,905	6,199	6,368	6,156	5,757	6,597	2,766
EQ/Large Cap Value Managed Volatility
Unit value	$24.59	$19.91	$22.45	$20.03	$17.64	$18.67	$16.90	$12.95	$11.36	$12.15
Separate Account No. 45 number of units outstanding (000’s)	2,301	2,591	3,054	3,364	3,740	4,210	4,820	3,289	3,807	4,413
Separate Account No. 49 number of units outstanding (000’s)	10,691	11,947	13,283	14,633	16,478	18,475	21,370	5,492	6,058	6,685
EQ/Mid Cap Index
Unit value	$23.92	$19.38	$22.29	$19.61	$16.61	$17.36	$16.18	$12.40	$10.76	$11.20
Separate Account No. 45 number of units outstanding (000’s)	501	562	634	723	766	788	882	965	1,101	1,260
Separate Account No. 49 number of units outstanding (000’s)	4,222	4,641	5,121	5,375	5,772	5,843	6,322	6,584	6,910	7,480
EQ/Mid Cap Value Managed Volatility
Unit value	$30.83	$24.74	$28.98	$26.21	$22.62	$23.82	$21.82	$16.66	$14.26	$16.00
Separate Account No. 45 number of units outstanding (000’s)	615	684	790	887	986	1,102	1,248	1,189	1,378	1,611
Separate Account No. 49 number of units outstanding (000’s)	3,783	4,195	4,663	5,117	5,839	6,545	7,186	5,926	6,450	7,106
EQ/Moderate Allocation
Unit value	$63.47	$55.80	$59.52	$54.44	$52.49	$53.79	$53.03	$47.62	$44.46	$46.26
Separate Account No. 45 number of units outstanding (000’s)	595	650	726	796	910	988	1,099	1,165	1,283	1,358
Separate Account No. 49 number of units outstanding (000’s)	8,576	9,685	10,975	12,341	13,927	15,421	17,620	19,858	21,265	22,543

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.  (continued)

	For the years ending December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
EQ/Moderate-Plus Allocation
Unit value	$18.15	$15.36	$16.75	$14.81	$14.02	$14.43	$14.12	$11.98	$10.91	$11.66
Separate Account No. 45 number of units outstanding (000’s)	1,447	1,597	1,774	1,913	2,111	2,347	2,478	2,630	3,067	3,447
Separate Account No. 49 number of units outstanding (000’s)	54,831	60,602	67,460	74,331	83,519	91,618	104,418	119,079	130,217	139,811
EQ/Money Market
Unit value	$25.15	$25.17	$25.24	$25.54	$25.94	$26.35	$26.76	$27.18	$27.61	$28.05
Separate Account No. 45 number of units outstanding (000’s)	247	288	298	328	355	416	516	413	545	661
Separate Account No. 49 number of units outstanding (000’s)	1,372	1,491	1,411	1,594	1,894	1,838	2,525	2,652	3,062	2,790
EQ/Quality Bond PLUS
Unit value	$16.28	$15.65	$15.88	$15.91	$15.97	$16.19	$15.98	$16.61	$16.43	$16.49
Separate Account No. 45 number of units outstanding (000’s)	568	597	717	757	839	918	1,023	276	289	351
Separate Account No. 49 number of units outstanding (000’s)	7,781	8,652	9,284	9,347	10,315	11,420	12,967	4,524	4,345	4,269
EQ/Small Company Index
Unit value	$32.81	$26.62	$30.49	$27.16	$22.89	$24.36	$23.60	$17.44	$15.33	$16.22
Separate Account No. 45 number of units outstanding (000’s)	150	160	178	198	221	223	257	298	337	370
Separate Account No. 49 number of units outstanding (000’s)	2,229	2,429	2,649	2,841	3,136	3,300	3,586	3,874	4,203	4,357
EQ/Templeton Global Equity Managed Volatility
Unit value	$13.80	$11.59	$13.41	$11.23	$10.84	$11.30	$11.36	$9.09	$7.73	$8.57
Separate Account No. 45 number of units outstanding (000’s)	100	110	132	141	161	162	125	94	89	86
Separate Account No. 49 number of units outstanding (000’s)	2,287	2,572	2,933	3,026	3,230	3,280	3,271	3,522	3,403	3,481
Multimanager Technology
Unit value	$37.73	$27.80	$27.60	$20.15	$18.79	$17.95	$16.06	$12.03	$10.78	$11.50
Separate Account No. 45 number of units outstanding (000’s)	377	417	497	539	585	620	668	773	873	979
Separate Account No. 49 number of units outstanding (000’s)	2,845	3,127	3,412	3,685	4,093	4,189	4,392	5,169	5,030	5,183

(14)	Hypothetical illustration

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following table illustrates the changes in account value, cash value and the values of the “5% Roll-Up to age 80” guaranteed minimum death benefit, the Protection PlusSM benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator® contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.5)% and 3.5% for the Accumulator® contracts; at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection PlusSM benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under “Lifetime Annual Guaranteed Minimum Income Benefit” reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime Annual Guaranteed Minimum Income Benefit” columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.44%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

$105,000 year 3 account value

Male, issue age 60

Benefits:

5% Roll-Up to age 80 Guaranteed minimum death benefit

Protection Plus

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		5% Roll-Up to age 80 Guaranteed Minimum Death Benefit		Total Death Benefit with Protection Plus		Lifetime Annual Guaranteed Minimum Income Benefit
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A
61	1	96,990	102,978	89,990	95,978	105,000	105,000	107,000	107,000	N/A	N/A
62	2	105,000	105,000	99,000	99,000	110,250	110,250	114,350	114,350	N/A	N/A
63	3	101,823	108,110	96,823	103,110	115,763	115,763	122,068	122,068	N/A	N/A
64	4	98,714	111,306	94,714	107,306	121,551	121,551	130,171	130,171	N/A	N/A
65	5	95,671	114,588	92,671	111,588	127,628	127,628	138,679	138,679	N/A	N/A
66	6	92,691	117,960	90,691	115,960	134,010	134,010	147,613	147,613	N/A	N/A
67	7	89,770	121,422	88,770	120,422	140,710	140,710	156,994	156,994	N/A	N/A
68	8	86,908	124,977	86,908	124,977	147,746	147,746	166,844	166,844	N/A	N/A
69	9	84,100	128,627	84,100	128,627	155,133	155,133	177,186	177,186	N/A	N/A
70	10	81,345	132,374	81,345	132,374	162,889	162,889	188,045	188,045	9,627	9,627
75	15	68,265	152,634	68,265	152,634	207,893	207,893	251,050	251,050	13,326	13,326
80	20	56,111	175,624	56,111	175,624	265,330	265,330	331,462	331,462	18,069	18,069
85	25	45,176	202,257	45,176	202,257	265,330	265,330	331,462	331,462	24,543	24,543
90	30	39,408	237,826	39,408	237,826	265,330	265,330	331,462	331,462	N/A	N/A
95	35	34,376	279,649	34,376	279,649	265,330	265,330	331,462	331,462	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(15)	Other considerations

(a) COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

(b) Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Appendix I

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

Dates of prior Prospectuses and Supplements

Product Distributor
	Equitable Advisors		Equitable Distributors
Product Name	Prospectus and SAI Dates	Supplement Dates	Prospectus and SAI Dates	Supplement Dates
Accumulator® (IRA, NQ and QP) Accumulator®	5/1/98 (Accumulator only) 5/1/99	5/1/98; 6/18/98; 11/30/98 5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01; 1/14/02; 2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/1/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04; 5/1/04; 8/4/04; 8/10/04; 12/13/04; 12/31/04; 5/1/05; 5/9/05; 6/10/05; 6/17/05; 7/25/05; 8/31/05; 12/2/05; 2/8/06; 5/1/06; 8/25/06; 12/11/06; 5/1/07; 5/1/07; 8/24/07; 9/19/07; 10/19/07; 2/15/08; 5/1/08; 6/20/08; 7/21/08; 8/15/08; 11/13/08; 12/1/08; 1/15/09; 5/1/09; 6/8/09; 8/17/09; 8/18/09; 9/3/ 09; 9/25/09; 1/7/10; 2/1/10; 2/5/10; 5/1/10; 6/14/10; 8/25/10; 12/15/10; 12/29/10; 2/11/11; 5/1/11; 6/30/11; 8/16/11; 12/27/11; 2/6/12; 5/1/12; 6/20/12; 2/15/13; 5/1/13; 5/1/13; 8/23/13; 5/1/14; 5/1/15; 2/22/16; 5/1/16; 11/15/16; 5/1/17; 1/23/18; 4/11/18; 5/1/18; 8/14/18; 10/19/18; 11/20/18; 5.1.19; 6/13/19; 8/2/19	5/1/98

5/1/98; 6/18/98; 11/30/98; 5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01;

1/14/02; 2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/1/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04; 5/1/04; 8/4/04; 8/10/04; 12/13/04; 12/31/04; 5/1/05; 5/9/05; 6/10/05; 6/17/05; 7/25/05; 8/31/05; 12/2/05; 2/8/06; 5/1/06; 8/25/06; 12/11/06; 5/1/07; 5/1/07; 8/24/07; 9/19/ 07; 10/19/07; 2/15/08; 5/1/08; 6/20/08; 7/21/08; 8/15/08; 11/13/08; 12/1/08;1/15/09; 5/1/09; 6/8/09; 8/17/ 09; 8/18/09; 9/3/09; 9/25/09; 1/7/10; 2/1/10; 2/5/10; 5/1/10; 6/14/10; 8/25/10; 12/15/10; 12/29/10; 2/11/11; 5/1/11; 6/30/11; 8/16/11; 12/27/11; 2/6/12; 5/1/12; 6/20/12; 2/15/13; 5/1/13; 5/1/13; 8/23/13; 5/1/14; 5/1/15; 2/22/16; 5/1/16; 11/15/16; 5/1/17; 1/23/18; 4/11/18; 5/1/18; 8/14/18; 10/19/18; 11/20/18; 5.1.19; 6/13/19; 8/2/19

I-1

Statement of additional information

Table of contents

Page

The Company	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Calculating Unit Values	2

Financial Statements	2

How to obtain an Accumulator® Statement of Additional Information

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me a combined Accumulator® series SAI dated May 1, 2020

Name

Address
City	State	Zip

Inforce Supplement

#820387

Accumulator®

Statement of Additional Information

dated May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the related Accumulator® Prospectuses and/or supplements, dated May 1, 2020. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions — Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

Table of Contents

The Company	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Calculating Unit Values	2

Financial statements	2

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved. Accumulator® is a registered service mark of Equitable Financial Life Insurance Company.

Inforce supplement
#820387

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Accounts No. 45 and 49, respectively.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Accounts No. 45 and 49 of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Distributors distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Calculating Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Premier VIP Trust and EQ Advisors Trust, (the “Trusts”) as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)	is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/JANUS ENTERPRISE(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/COMMON STOCK INDEX(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE ALLOCATION(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)
(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 45 of AXA Equitable Life Insurance Company since 1995.

FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$3,991,269	$29,341,258	$2,014,710	$7,754,379	$10,820,566	$11,767,771
Receivable for shares of the Portfolios sold	154	1,129	81	429	42,090	455

Total assets	3,991,423	29,342,387	2,014,791	7,754,808	10,862,656	11,768,226

Liabilities:
Payable for policy-related transactions	154	1,129	81	429	42,090	455

Total liabilities	154	1,129	81	429	42,090	455

Net Assets	$3,991,269	$29,341,258	$2,014,710	$7,754,379	$10,820,566	$11,767,771

Net Assets:
Accumulation unit values	$3,986,036	$29,295,601	$1,987,608	$7,717,010	$10,786,901	$11,764,898
Retained by AXA Equitable in Separate Account No. 45	5,233	45,657	27,102	37,369	33,665	2,873

Total Net Assets	$3,991,269	$29,341,258	$2,014,710	$7,754,379	$10,820,566	$11,767,771

Investments in shares of the Portfolios, at cost	$4,243,929	$26,449,971	$1,706,768	$7,345,570	$9,990,721	$11,765,800

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$47,958,307	$17,647,643	$3,128,478	$198,896,375	$31,344,648	$33,336,075
Receivable for shares of the Portfolios sold	16,201	—	4,950	13,986	1,211	1,262
Receivable for policy-related transactions	—	8,595	—	—	—	—

Total assets	47,974,508	17,656,238	3,133,428	198,910,361	31,345,859	33,337,337

Liabilities:
Payable for shares of the Portfolios purchased	—	8,595	—	—	—	—
Payable for policy-related transactions	16,201	—	4,950	13,986	1,211	1,262

Total liabilities	16,201	8,595	4,950	13,986	1,211	1,262

Net Assets	$47,958,307	$17,647,643	$3,128,478	$198,896,375	$31,344,648	$33,336,075

Net Assets:
Accumulation unit values	$47,926,046	$17,622,336	$3,127,766	$198,863,657	$31,334,622	$33,326,565
Retained by AXA Equitable in Separate Account No. 45	32,261	25,307	712	32,718	10,026	9,510

Total Net Assets	$47,958,307	$17,647,643	$3,128,478	$198,896,375	$31,344,648	$33,336,075

Investments in shares of the Portfolios, at cost	$49,206,906	$17,173,609	$3,273,650	$122,760,096	$31,592,246	$33,536,341

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$48,850,235	$86,698,620	$23,547,766	$1,306,383	$7,041,496	$36,336,343
Receivable for shares of the Portfolios sold	12,446	27,119	4,757	50	270	1,790

Total assets	48,862,681	86,725,739	23,552,523	1,306,433	7,041,766	36,338,133

Liabilities:
Payable for policy-related transactions	12,446	27,119	4,757	50	270	1,790

Total liabilities	12,446	27,119	4,757	50	270	1,790

Net Assets	$48,850,235	$86,698,620	$23,547,766	$1,306,383	$7,041,496	$36,336,343

Net Assets:
Accumulation unit values	$48,819,321	$86,601,454	$23,546,978	$1,306,020	$7,040,459	$36,306,390
Retained by AXA Equitable in Separate Account No. 45	30,914	97,166	788	363	1,037	29,953

Total Net Assets	$48,850,235	$86,698,620	$23,547,766	$1,306,383	$7,041,496	$36,336,343

Investments in shares of the Portfolios, at cost	$48,294,190	$53,955,662	$22,291,947	$1,363,857	$7,546,590	$28,484,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$17,965,070	$17,441,151	$41,597,748	$17,055,529	$14,048,618	$48,056,304
Receivable for shares of the Portfolios sold	10,188	744	18,035	10,698	—	42,767
Receivable for policy-related transactions	—	—	—	—	9,065	—

Total assets	17,975,258	17,441,895	41,615,783	17,066,227	14,057,683	48,099,071

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	9,065	—
Payable for policy-related transactions	10,188	744	18,035	10,698	—	42,767

Total liabilities	10,188	744	18,035	10,698	9,065	42,767

Net Assets	$17,965,070	$17,441,151	$41,597,748	$17,055,529	$14,048,618	$48,056,304

Net Assets:
Accumulation unit values	$17,944,810	$17,423,157	$41,581,236	$17,013,584	$14,040,826	$47,984,440
Retained by AXA Equitable in Separate Account No. 45	20,260	17,994	16,512	41,945	7,792	71,864

Total Net Assets	$17,965,070	$17,441,151	$41,597,748	$17,055,529	$14,048,618	$48,056,304

Investments in shares of the Portfolios, at cost	$17,661,434	$14,872,139	$37,976,302	$14,743,335	$11,862,824	$38,268,118

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$58,996,124	$144,429,945	$10,107,710	$196,559,022	$29,560,115	$51,875,848
Receivable for shares of the Portfolios sold	—	55,048	388	111,115	18,426	6,913
Receivable for policy-related transactions	12,068	—	—	—	—	—

Total assets	59,008,192	144,484,993	10,108,098	196,670,137	29,578,541	51,882,761

Liabilities:
Payable for shares of the Portfolios purchased	12,068	—	—	—	—	—
Payable for policy-related transactions	—	55,048	388	111,115	18,426	6,913

Total liabilities	12,068	55,048	388	111,115	18,426	6,913

Net Assets	$58,996,124	$144,429,945	$10,107,710	$196,559,022	$29,560,115	$51,875,848

Net Assets:
Accumulation unit values	$58,911,476	$144,377,171	$10,101,586	$196,536,019	$29,539,723	$51,840,462
Retained by AXA Equitable in Separate Account No. 45	84,648	52,774	6,124	23,003	20,392	35,386

Total Net Assets	$58,996,124	$144,429,945	$10,107,710	$196,559,022	$29,560,115	$51,875,848

Investments in shares of the Portfolios, at cost	$45,733,560	$103,944,092	$9,494,978	$154,064,244	$26,337,930	$40,919,577

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$142,125,090	$68,838,945	$25,018,266	$26,242,795	$16,132,506	$4,599,490
Receivable for shares of the Portfolios sold	16,781	8,969	88,163	1,330	618	4,606

Total assets	142,141,871	68,847,914	25,106,429	26,244,125	16,133,124	4,604,096

Liabilities:
Payable for policy-related transactions	16,781	8,969	88,163	1,330	618	4,606

Total liabilities	16,781	8,969	88,163	1,330	618	4,606

Net Assets	$142,125,090	$68,838,945	$25,018,266	$26,242,795	$16,132,506	$4,599,490

Net Assets:
Accumulation unit values	$142,049,276	$68,824,216	$25,000,064	$26,218,678	$16,120,913	$4,599,414
Retained by AXA Equitable in Separate Account No. 45	75,814	14,729	18,202	24,117	11,593	76

Total Net Assets	$142,125,090	$68,838,945	$25,018,266	$26,242,795	$16,132,506	$4,599,490

Investments in shares of the Portfolios, at cost	$140,110,274	$67,562,779	$25,018,921	$25,703,158	$16,468,040	$4,613,706

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$36,468,993
Receivable for policy-related transactions	17,763

Total assets	36,486,756

Liabilities:
Payable for shares of the Portfolios purchased	17,763

Total liabilities	17,763

Net Assets	$36,468,993

Net Assets:
Accumulation unit values	$36,433,706
Retained by AXA Equitable in Separate Account No. 45	35,287

Total Net Assets	$36,468,993

Investments in shares of the Portfolios, at cost	$28,625,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	331,078

1290 VT GAMCO SMALL COMPANY VALUE	IB	489,829

1290 VT SOCIALLY RESPONSIBLE	IB	144,371

EQ/400 MANAGED VOLATILITY	IB	356,172

EQ/2000 MANAGED VOLATILITY	IB	524,439

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	1,191,617

EQ/AB SMALL CAP GROWTH	IA	79,817

EQ/AB SMALL CAP GROWTH	IB	2,813,421

EQ/AGGRESSIVE ALLOCATION	B	1,534,425

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	427,973

EQ/COMMON STOCK INDEX	IA	738,586

EQ/COMMON STOCK INDEX	IB	4,715,135

EQ/CONSERVATIVE ALLOCATION	B	3,329,876

EQ/CONSERVATIVE-PLUS ALLOCATION	B	3,422,395

EQ/CORE BOND INDEX	IB	4,837,231

EQ/EQUITY 500 INDEX	IB	1,708,482

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	2,097,235

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	83,754

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	774,065

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	2,030,483

EQ/INTERMEDIATE GOVERNMENT BOND	IA	50,019

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,690,017

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	1,562,667

EQ/INTERNATIONAL EQUITY INDEX	IA	485,340

EQ/INTERNATIONAL EQUITY INDEX	IB	3,794,224

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	1,269,487

EQ/JANUS ENTERPRISE	IB	665,916

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,266,690

EQ/LARGE CAP GROWTH INDEX	IB	3,659,245

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	4,132,792

EQ/LARGE CAP VALUE INDEX	IB	1,102,343

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	669,480

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	10,097,491

EQ/MID CAP INDEX	IB	2,051,802

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	3,182,429

EQ/MODERATE ALLOCATION	A	1,170,426

EQ/MODERATE ALLOCATION	B	9,013,936

EQ/MODERATE-PLUS ALLOCATION	B	6,206,961

The accompanying notes are an integral part of these financial statements.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MONEY MARKET	IA	2,474,828

EQ/MONEY MARKET	IB	22,542,020

EQ/QUALITY BOND PLUS	IB	3,038,002

EQ/SMALL COMPANY INDEX	IB	1,469,200

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	388,272

MULTIMANAGER TECHNOLOGY	IB	1,230,951

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$18.36	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.15%	IB	$16.68	57
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	73
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	95
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	21
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	3

1290 VT GAMCO SMALL COMPANY VALUE	1.15%	IB	$80.03	85
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	128
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	136
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	47
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	1

1290 VT SOCIALLY RESPONSIBLE	1.15%	IB	$21.14	11
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	21
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	53
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	15

EQ/400 MANAGED VOLATILITY	1.15%	IB	$16.75	75
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	142
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	194
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	56
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	3

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$17.32	—
EQ/2000 MANAGED VOLATILITY	1.15%	IB	$16.58	141
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	250
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	187
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	81
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	2

EQ/AB SHORT DURATION GOVERNMENT BOND	1.15%	IB	$9.49	287
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	454
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	388
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	119
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	12

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.15%	IA	$50.04	29
EQ/AB SMALL CAP GROWTH	1.15%	IB	$48.29	204
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	272
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	433
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	114
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	2

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	247
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	202
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	313
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	88
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	5

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.15%	IB	$19.05	39
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	68
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	42
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	20

EQ/COMMON STOCK INDEX	1.15%	IA	$625.64	43
EQ/COMMON STOCK INDEX	1.15%	IB	$602.18	80
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	137
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	63
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	33
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	—

EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	570
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	662
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	812
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	312

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	696
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	505
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	402
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	2

EQ/CORE BOND INDEX	0.50%	IB	$17.74	—
EQ/CORE BOND INDEX	1.15%	IB	$15.35	697
EQ/CORE BOND INDEX	1.35%	IB	$14.69	1,027
EQ/CORE BOND INDEX	1.55%	IB	$14.04	1,217
EQ/CORE BOND INDEX	1.60%	IB	$13.89	422
EQ/CORE BOND INDEX	1.70%	IB	$13.58	5

EQ/EQUITY 500 INDEX	0.50%	IB	$86.99	—
EQ/EQUITY 500 INDEX	1.15%	IB	$73.44	233
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	538
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	354
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	129
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	2

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.15%	IB	$16.16	320
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	519
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	457
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	212

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.15%	IB	$19.00	14
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	27
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	16
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	14
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	—

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	112
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	171
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	162
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	58

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$34.67	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$29.94	229
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	518
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	388
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	147
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	1

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IA	$22.22	23
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$25.86	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IB	$21.42	102
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	182
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	369
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	236
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$18.34	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.15%	IB	$16.01	273
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	357
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	404
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	110

EQ/INTERNATIONAL EQUITY INDEX	1.15%	IA	$18.30	262
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$20.72	3
EQ/INTERNATIONAL EQUITY INDEX	1.15%	IB	$17.62	342
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	818
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	743
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	325
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	4

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.15%	IB	$23.45	160
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	284
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	243
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	82

EQ/JANUS ENTERPRISE	1.15%	IB	$33.01	118
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	137
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	146
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	38
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	1

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$26.36	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.15%	IB	$22.97	474
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	839
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	637
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	246
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	3

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$26.72	1
EQ/LARGE CAP GROWTH INDEX	1.15%	IB	$23.33	304
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,001
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	947
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	418
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	10

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.15%	IB	$44.25	878
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	1,309
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	878
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	366
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$14.65	1
EQ/LARGE CAP VALUE INDEX	1.15%	IB	$13.34	147
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	296
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	255
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	77
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IA	$14.29	857
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$31.05	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IB	$14.10	2,534
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	2,656
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	2,301
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	954
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	20

EQ/MID CAP INDEX	0.50%	IB	$29.37	1
EQ/MID CAP INDEX	1.15%	IB	$25.87	200
EQ/MID CAP INDEX	1.35%	IB	$24.88	339
EQ/MID CAP INDEX	1.55%	IB	$23.92	501
EQ/MID CAP INDEX	1.60%	IB	$23.69	164
EQ/MID CAP INDEX	1.70%	IB	$23.23	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.15%	IB	$33.80	350
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	433
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	615
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	225
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	7

EQ/MODERATE ALLOCATION	1.15%	A	$77.73	211
EQ/MODERATE ALLOCATION	0.50%	B	$90.99	1
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	298
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	678
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	595
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	313
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	7

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	761
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,009
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	1,447
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	491
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	4

EQ/MONEY MARKET	1.15%	IA	$30.34	82
EQ/MONEY MARKET	0.00%	IB	$45.86	22
EQ/MONEY MARKET	0.50%	IB	$37.82	—
EQ/MONEY MARKET	1.15%	IB	$29.40	119
EQ/MONEY MARKET	1.35%	IB	$27.20	258
EQ/MONEY MARKET	1.55%	IB	$25.15	247
EQ/MONEY MARKET	1.60%	IB	$24.67	177
EQ/MONEY MARKET	1.70%	IB	$23.72	18

EQ/QUALITY BOND PLUS	0.50%	IB	$21.51	—
EQ/QUALITY BOND PLUS	1.15%	IB	$18.11	262
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	467
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	568
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	258
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	4

EQ/SMALL COMPANY INDEX	0.50%	IB	$41.44	—
EQ/SMALL COMPANY INDEX	1.15%	IB	$35.88	94
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	183
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	150
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	46
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	2

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$14.56	79
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	116
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	100
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	31

MULTIMANAGER TECHNOLOGY	0.50%	IB	$45.67	—
MULTIMANAGER TECHNOLOGY	1.15%	IB	$40.59	170
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	246
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	377
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	151
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$164,445	$166,987	$17,106	$71,411	$93,900	$207,185
Expenses:
Asset-based charges	57,797	405,621	27,188	109,098	147,107	177,697

Net Investment Income (Loss)	106,648	(238,634)	(10,082)	(37,687)	(53,207)	29,488

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(56,150)	896,074	39,878	75,404	93,058	(14,099)
Net realized gain distribution from the Portfolios	63,955	740,425	31,150	195,102	426,179	—

Net realized gain (loss)	7,805	1,636,499	71,028	270,506	519,237	(14,099)

Net change in unrealized appreciation (depreciation) of investments	176,227	4,163,379	394,388	1,348,229	1,666,725	126,081

Net Realized and Unrealized Gain (Loss) on Investments	184,032	5,799,878	465,416	1,618,735	2,185,962	111,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$290,680	$5,561,244	$455,334	$1,581,048	$2,132,755	$141,470

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$77,854	$260,035	$10,577	$2,681,524	$513,228	$519,336
Expenses:
Asset-based charges	674,246	234,993	41,500	2,514,335	463,022	463,839

Net Investment Income (Loss)	(596,392)	25,042	(30,923)	167,189	50,206	55,497

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	309,145	375,285	(391,798)	8,315,737	(300,343)	(256,982)
Net realized gain distribution from the Portfolios	4,587,995	1,309,177	45,240	8,556,424	665,261	1,215,093

Net realized gain (loss)	4,897,140	1,684,462	(346,558)	16,872,161	364,918	958,111

Net change in unrealized appreciation (depreciation) of investments	6,425,411	1,726,162	1,190,071	29,563,620	2,028,000	2,751,789

Net Realized and Unrealized Gain (Loss) on Investments	11,322,551	3,410,624	843,513	46,435,781	2,392,918	3,709,900

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,726,159	$3,435,666	$812,590	$46,602,970	$2,443,124	$3,765,397

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$923,436	$1,271,123	$600,119	$11,362	$137,869	$459,768
Expenses:
Asset-based charges	705,325	1,147,643	337,824	18,405	99,144	499,974

Net Investment Income (Loss)	218,111	123,480	262,295	(7,043)	38,725	(40,206)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	37,346	5,221,280	349,686	(22,926)	(181,844)	1,760,342
Net realized gain distribution from the Portfolios	—	1,610,233	447,497	72,575	343,535	980,428

Net realized gain (loss)	37,346	6,831,513	797,183	49,649	161,691	2,740,770

Net change in unrealized appreciation (depreciation) of investments.	2,078,790	13,596,507	2,241,558	226,053	1,106,945	4,704,612

Net Realized and Unrealized Gain (Loss) on Investments	2,116,136	20,428,020	3,038,741	275,702	1,268,636	7,445,382

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,334,247	$20,551,500	$3,301,036	$268,659	$1,307,361	$7,405,176

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$281,892	$327,980	$1,123,884	$372,659	$2,274	$579,471
Expenses:
Asset-based charges	278,069	238,935	560,776	229,939	185,366	643,137

Net Investment Income (Loss)	3,823	89,045	563,108	142,720	(183,092)	(63,666)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	131,544	441,811	(2,900)	522,209	59,066	1,742,973
Net realized gain distribution from the Portfolios	—	308,319	—	359,425	852,281	2,997,666

Net realized gain (loss)	131,544	750,130	(2,900)	881,634	911,347	4,740,639

Net change in unrealized appreciation (depreciation) of investments	366,040	2,353,229	6,883,834	2,083,303	3,070,704	6,601,712

Net Realized and Unrealized Gain (Loss) on Investments	497,584	3,103,359	6,880,934	2,964,937	3,982,051	11,342,351

Net Increase (Decrease) in Net Assets Resulting from Operations	$501,407	$3,192,404	$7,444,042	$3,107,657	$3,798,959	$11,278,685

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$343,129	$576,383	$211,797	$3,610,432	$315,851	$682,218
Expenses:
Asset-based charges	794,990	1,897,461	137,570	2,661,438	416,099	713,531

Net Investment Income (Loss)	(451,861)	(1,321,078)	74,227	948,994	(100,248)	(31,313)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,625,598	6,717,327	199,549	7,396,666	1,555,485	2,866,772
Net realized gain distribution from the Portfolios	3,995,980	11,061,827	523,593	11,348,486	1,154,210	2,815,005

Net realized gain (loss)	7,621,578	17,779,154	723,142	18,745,152	2,709,695	5,681,777

Net change in unrealized appreciation (depreciation) of investments	8,426,749	20,962,608	1,249,122	20,490,490	3,390,675	5,321,093

Net Realized and Unrealized Gain (Loss) on Investments	16,048,327	38,741,762	1,972,264	39,235,642	6,100,370	11,002,870

Net Increase (Decrease) in Net Assets Resulting from Operations .	$15,596,466	$37,420,684	$2,046,491	$40,184,636	$6,000,122	$10,971,557

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,240,818	$1,024,168	$404,320	$410,482	$168,869	$80,396
Expenses:
Asset-based charges	1,986,766	965,698	364,822	383,915	220,783	63,562

Net Investment Income (Loss)	254,052	58,470	39,498	26,567	(51,914)	16,834

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	808,826	868,820	91	67,238	(107,019)	15,046
Net realized gain distribution from the Portfolios	6,625,525	4,155,460	1,343	—	968,916	284,457

Net realized gain (loss)	7,434,351	5,024,280	1,434	67,238	861,897	299,503

Net change in unrealized appreciation (depreciation) of investments	10,762,454	6,255,317	(1,103)	992,985	2,450,841	471,129

Net Realized and Unrealized Gain (Loss) on Investments	18,196,805	11,279,597	331	1,060,223	3,312,738	770,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,450,857	$11,338,067	$39,829	$1,086,790	$3,260,824	$787,466

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$51,411
Expenses:
Asset-based charges	494,355

Net Investment Income (Loss)	(442,944)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,214,249
Net realized gain distribution from the Portfolios	3,147,149

Net realized gain (loss)	5,361,398

Net change in unrealized appreciation (depreciation) of investments	5,255,315

Net Realized and Unrealized Gain (Loss) on Investments	10,616,713

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,173,769

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$106,648	$1,432	$(238,634)	$(292,262)	$(10,082)	$(9,046)
Net realized gain (loss)	7,805	133,783	1,636,499	2,911,242	71,028	56,615
Net change in unrealized appreciation (depreciation) of investments	176,227	(423,633)	4,163,379	(7,961,938)	394,388	(150,329)

Net increase (decrease) in net assets resulting from operations	290,680	(288,418)	5,561,244	(5,342,958)	455,334	(102,760)

From Contractowners Transactions:
Payments received from contractowners	26,644	1,665	27,946	69,836	74,565	—
Transfers between Variable Investment Options including guaranteed interest account, net	(189,643)	55,320	(408,566)	(520,021)	(34,049)	23,885
Redemptions for contract benefits and terminations	(394,258)	(330,051)	(2,084,525)	(2,862,773)	(99,824)	(42,002)
Contract maintenance charges	(18,266)	(20,517)	(117,657)	(130,463)	(5,348)	(5,350)

Net increase (decrease) in net assets resulting from contractowners transactions	(575,523)	(293,583)	(2,582,802)	(3,443,421)	(64,656)	(23,467)

Net Increase (Decrease) in Net Assets	(284,843)	(582,001)	2,978,442	(8,786,379)	390,678	(126,227)
Net Assets — Beginning of Year	4,276,112	4,858,113	26,362,816	35,149,195	1,624,032	1,750,259

Net Assets — End of Year	$3,991,269	$4,276,112	$29,341,258	$26,362,816	$2,014,710	$1,624,032

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(37,687)	$(51,649)	$(53,207)	$(83,139)	$29,488	$12,049
Net realized gain (loss)	270,506	897,322	519,237	1,026,765	(14,099)	(69,225)
Net change in unrealized appreciation (depreciation) of investments	1,348,229	(1,957,647)	1,666,725	(2,394,799)	126,081	22,439

Net increase (decrease) in net assets resulting from operations	1,581,048	(1,111,974)	2,132,755	(1,451,173)	141,470	(34,737)

From Contractowners Transactions:
Payments received from contractowners	339	23,460	3,020	—	25,908	607,580
Transfers between Variable Investment Options including guaranteed interest account, net	(310,738)	(179,171)	(254,718)	(54,153)	148,296	3,917,109
Redemptions for contract benefits and terminations	(689,610)	(1,128,805)	(810,552)	(1,212,860)	(4,104,975)	(3,715,725)
Contract maintenance charges	(29,197)	(33,125)	(43,527)	(49,908)	(61,575)	(66,907)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,029,206)	(1,317,641)	(1,105,777)	(1,316,921)	(3,992,346)	742,057

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45	—	—	—	—	43	(44)

Net Increase (Decrease) in Net Assets	551,842	(2,429,615)	1,026,978	(2,768,094)	(3,850,833)	707,276
Net Assets — Beginning of Year	7,202,537	9,632,152	9,793,588	12,561,682	15,618,604	14,911,328

Net Assets — End of Year	$7,754,379	$7,202,537	$10,820,566	$9,793,588	$11,767,771	$15,618,604

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(596,392)	$(691,539)	$25,042	$25,623	$(30,923)	$67,651
Net realized gain (loss)	4,897,140	10,517,540	1,684,462	1,368,660	(346,558)	1,587,748
Net change in unrealized appreciation (depreciation) of investments	6,425,411	(13,735,855)	1,726,162	(3,143,515)	1,190,071	(1,997,840)

Net increase (decrease) in net assets resulting from operations	10,726,159	(3,909,854)	3,435,666	(1,749,232)	812,590	(342,441)

From Contractowners Transactions:
Payments received from contractowners	49,815	216,908	262,460	73,104	11,276	—
Transfers between Variable Investment Options including guaranteed interest account, net	(1,075,012)	(939,590)	(334,910)	585,357	174,311	81,545
Redemptions for contract benefits and terminations	(3,965,080)	(5,196,277)	(1,516,820)	(1,182,344)	(494,064)	(265,015)
Contract maintenance charges	(179,844)	(194,047)	(83,579)	(85,791)	(10,739)	(10,492)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,170,121)	(6,113,006)	(1,672,849)	(609,674)	(319,216)	(193,962)

Net Increase (Decrease) in Net Assets	5,556,038	(10,022,860)	1,762,817	(2,358,906)	493,374	(536,403)
Net Assets — Beginning of Year	42,402,269	52,425,129	15,884,826	18,243,732	2,635,104	3,171,507

Net Assets — End of Year	$47,958,307	$42,402,269	$17,647,643	$15,884,826	$3,128,478	$2,635,104

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,189	$(128,160)	$50,206	$9,741	$55,497	$15,564
Net realized gain (loss)	16,872,161	20,127,532	364,918	527,580	958,111	1,412,866
Net change in unrealized appreciation (depreciation) of investments	29,563,620	(32,381,965)	2,028,000	(1,596,755)	2,751,789	(3,120,027)

Net increase (decrease) in net assets resulting from operations	46,602,970	(12,382,593)	2,443,124	(1,059,434)	3,765,397	(1,691,597)

From Contractowners Transactions:
Payments received from contractowners	687,746	1,038,701	503,587	437,776	973,518	505,790
Transfers between Variable Investment Options including guaranteed interest account, net	(3,074,196)	(5,548,151)	(82,859)	(531,929)	747,917	1,535,523
Redemptions for contract benefits and terminations	(14,618,483)	(17,099,292)	(4,312,010)	(4,651,159)	(4,874,462)	(4,333,330)
Contract maintenance charges	(741,354)	(789,242)	(143,044)	(148,931)	(109,608)	(110,260)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,746,287)	(22,397,984)	(4,034,326)	(4,894,243)	(3,262,635)	(2,402,277)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45	—	8	(207)	206	—	6

Net Increase (Decrease) in Net Assets	28,856,683	(34,780,569)	(1,591,409)	(5,953,471)	502,762	(4,093,868)
Net Assets — Beginning of Year	170,039,692	204,820,261	32,936,057	38,889,528	32,833,313	36,927,181

Net Assets — End of Year	$198,896,375	$170,039,692	$31,344,648	$32,936,057	$33,336,075	$32,833,313

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$218,111	$221,007	$123,480	$1,288	$262,295	$360,430
Net realized gain (loss)	37,346	(210,540)	6,831,513	7,394,275	797,183	1,536,916
Net change in unrealized appreciation (depreciation) of investments	2,078,790	(662,416)	13,596,507	(12,133,125)	2,241,558	(3,296,855)

Net increase (decrease) in net assets resulting from operations	2,334,247	(651,949)	20,551,500	(4,737,562)	3,301,036	(1,399,509)

From Contractowners Transactions:
Payments received from contractowners	234,106	308,019	327,432	328,282	59,745	85,618
Transfers between Variable Investment Options including guaranteed interest account, net	2,189,977	1,358,664	(380,519)	(595,190)	(119,967)	(429,834)
Redemptions for contract benefits and terminations	(5,330,064)	(4,526,508)	(7,655,285)	(6,334,443)	(2,742,202)	(2,414,731)
Contract maintenance charges	(210,825)	(216,149)	(316,010)	(322,246)	(90,337)	(95,660)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,116,806)	(3,075,974)	(8,024,382)	(6,923,597)	(2,892,761)	(2,854,607)

Net Increase (Decrease) in Net Assets	(782,559)	(3,727,923)	12,527,118	(11,661,159)	408,275	(4,254,116)
Net Assets — Beginning of Year	49,632,794	53,360,717	74,171,502	85,832,661	23,139,491	27,393,607

Net Assets — End of Year	$48,850,235	$49,632,794	$86,698,620	$74,171,502	$23,547,766	$23,139,491

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,043)	$(11,731)	$38,725	$57,912	$(40,206)	$(167,308)
Net realized gain (loss)	49,649	226,238	161,691	2,009,067	2,740,770	5,651,066
Net change in unrealized appreciation (depreciation) of investments	226,053	(399,342)	1,106,945	(2,842,940)	4,704,612	(10,685,394)

Net increase (decrease) in net assets resulting from operations	268,659	(184,835)	1,307,361	(775,961)	7,405,176	(5,201,636)

From Contractowners Transactions:
Payments received from contractowners	92	3,750	—	157,416	11,424	38,735
Transfers between Variable Investment Options including guaranteed interest account, net	45,658	(161,750)	(664,951)	(207,146)	(1,196,643)	(1,492,253)
Redemptions for contract benefits and terminations	(137,609)	(73,783)	(426,950)	(704,600)	(2,733,075)	(3,722,123)
Contract maintenance charges	(3,940)	(4,161)	(21,001)	(23,528)	(138,282)	(158,258)

Net increase (decrease) in net assets resulting from contractowners transactions	(95,799)	(235,944)	(1,112,902)	(777,858)	(4,056,576)	(5,333,899)

Net Increase (Decrease) in Net Assets	172,860	(420,779)	194,459	(1,553,819)	3,348,600	(10,535,535)
Net Assets — Beginning of Year	1,133,523	1,554,302	6,847,037	8,400,856	32,987,743	43,523,278

Net Assets — End of Year	$1,306,383	$1,133,523	$7,041,496	$6,847,037	$36,336,343	$32,987,743

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,823	$(46,911)	$89,045	$40,953	$563,108	$440,688
Net realized gain (loss)	131,544	59,797	750,130	877,606	(2,900)	(564,564)
Net change in unrealized appreciation (depreciation) of investments	366,040	(164,817)	2,353,229	(4,091,335)	6,883,834	(7,472,310)

Net increase (decrease) in net assets resulting from operations	501,407	(151,931)	3,192,404	(3,172,776)	7,444,042	(7,596,186)

From Contractowners Transactions:
Payments received from contractowners	26,345	38,061	39,545	11,446	213,414	404,368
Transfers between Variable Investment Options including guaranteed interest account, net	(624,278)	314,090	(187,211)	(1,117,726)	(822,604)	94,581
Redemptions for contract benefits and terminations	(1,746,077)	(1,997,264)	(1,687,105)	(2,156,082)	(3,103,972)	(3,648,284)
Contract maintenance charges	(51,846)	(56,244)	(74,862)	(84,821)	(160,810)	(176,314)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,395,856)	(1,701,357)	(1,909,633)	(3,347,183)	(3,873,972)	(3,325,649)

Net Increase (Decrease) in Net Assets	(1,894,449)	(1,853,288)	1,282,771	(6,519,959)	3,570,070	(10,921,835)
Net Assets — Beginning of Year	19,859,519	21,712,807	16,158,380	22,678,339	38,027,678	48,949,513

Net Assets — End of Year	$17,965,070	$19,859,519	$17,441,151	$16,158,380	$41,597,748	$38,027,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$142,720	$51,858	$(183,092)	$(179,549)	$(63,666)	$(203,822)
Net realized gain (loss)	881,634	476,308	911,347	806,317	4,740,639	6,231,725
Net change in unrealized appreciation (depreciation) of investments	2,083,303	(3,904,282)	3,070,704	(967,888)	6,601,712	(9,406,243)

Net increase (decrease) in net assets resulting from operations	3,107,657	(3,376,116)	3,798,959	(341,120)	11,278,685	(3,378,340)

From Contractowners Transactions:
Payments received from contractowners	41,429	102,974	15,731	2,677	80,164	161,164
Transfers between Variable Investment Options including guaranteed interest account, net	(148,292)	(149,240)	287,585	247,619	(1,109,491)	(1,853,652)
Redemptions for contract benefits and terminations	(1,364,386)	(1,337,912)	(1,253,466)	(1,208,095)	(4,041,346)	(4,656,922)
Contract maintenance charges	(67,524)	(75,234)	(50,586)	(47,889)	(174,188)	(184,480)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,538,773)	(1,459,412)	(1,000,736)	(1,005,688)	(5,244,861)	(6,533,890)

Net Increase (Decrease) in Net Assets	1,568,884	(4,835,528)	2,798,223	(1,346,808)	6,033,824	(9,912,230)
Net Assets — Beginning of Year	15,486,645	20,322,173	11,250,395	12,597,203	42,022,480	51,934,710

Net Assets — End of Year	$17,055,529	$15,486,645	$14,048,618	$11,250,395	$48,056,304	$42,022,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(451,861)	$(470,501)	$(1,321,078)	$(1,311,820)	$74,227	$59,297
Net realized gain (loss)	7,621,578	7,652,218	17,779,154	19,743,369	723,142	736,274
Net change in unrealized appreciation (depreciation) of investments	8,426,749	(8,737,246)	20,962,608	(23,197,877)	1,249,122	(1,835,120)

Net increase (decrease) in net assets resulting from operations	15,596,466	(1,555,529)	37,420,684	(4,766,328)	2,046,491	(1,039,549)

From Contractowners Transactions:
Payments received from contractowners	139,697	393,714	452,291	496,337	75,801	4,995
Transfers between Variable Investment Options including guaranteed interest account, net	(832,447)	(1,191,287)	(4,440,532)	(5,566,013)	16,139	25,646
Redemptions for contract benefits and terminations	(4,180,358)	(4,954,972)	(11,526,060)	(11,897,198)	(938,121)	(876,766)
Contract maintenance charges	(173,168)	(180,553)	(554,483)	(577,423)	(37,549)	(42,522)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,046,276)	(5,933,098)	(16,068,784)	(17,544,297)	(883,730)	(888,647)

Net Increase (Decrease) in Net Assets	10,550,190	(7,488,627)	21,351,900	(22,310,625)	1,162,761	(1,928,196)
Net Assets — Beginning of Year	48,445,934	55,934,561	123,078,045	145,388,670	8,944,949	10,873,145

Net Assets — End of Year	$58,996,124	$48,445,934	$144,429,945	$123,078,045	$10,107,710	$8,944,949

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$948,994	$2,107,033	$(100,248)	$(137,847)	$(31,313)	$(139,608)
Net realized gain (loss)	18,745,152	24,368,378	2,709,695	4,771,123	5,681,777	7,619,437
Net change in unrealized appreciation (depreciation) of investments	20,490,490	(49,033,127)	3,390,675	(8,529,024)	5,321,093	(15,407,623)

Net increase (decrease) in net assets resulting from operations	40,184,636	(22,557,716)	6,000,122	(3,895,748)	10,971,557	(7,927,794)

From Contractowners Transactions:
Payments received from contractowners	316,182	692,676	55,336	104,740	52,605	114,369
Transfers between Variable Investment Options including guaranteed interest account, net	(4,615,456)	(5,152,471)	(276,975)	(1,325,196)	(793,234)	(1,699,726)
Redemptions for contract benefits and terminations	(16,259,211)	(20,206,794)	(2,328,663)	(2,576,908)	(4,089,693)	(5,142,920)
Contract maintenance charges	(679,419)	(742,236)	(96,305)	(107,058)	(188,759)	(208,878)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,237,904)	(25,408,825)	(2,646,607)	(3,904,422)	(5,019,081)	(6,937,155)

Net Increase (Decrease) in Net Assets	18,946,732	(47,966,541)	3,353,515	(7,800,170)	5,952,476	(14,864,949)
Net Assets — Beginning of Year	177,612,290	225,578,831	26,206,600	34,006,770	45,923,372	60,788,321

Net Assets — End of Year	$196,559,022	$177,612,290	$29,560,115	$26,206,600	$51,875,848	$45,923,372

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$254,052	$166,566	$58,470	$65,794	$39,498	$(31,386)
Net realized gain (loss)	7,434,351	7,535,784	5,024,280	4,872,534	1,434	518
Net change in unrealized appreciation (depreciation) of investments	10,762,454	(16,710,663)	6,255,317	(10,737,159)	(1,103)	706

Net increase (decrease) in net assets resulting from operations	18,450,857	(9,008,313)	11,338,067	(5,798,831)	39,829	(30,162)

From Contractowners Transactions:
Payments received from contractowners	1,198,466	1,276,802	1,231,428	632,863	852,901	2,597,381
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,000)	589,499	(1,041,785)	(1,748,025)	19,797,552	21,321,219
Redemptions for contract benefits and terminations	(12,211,889)	(14,157,502)	(7,160,126)	(6,859,629)	(24,542,681)	(22,248,937)
Contract maintenance charges	(568,460)	(617,457)	(328,981)	(350,283)	(88,753)	(103,930)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,533,883)	(12,908,658)	(7,299,464)	(8,325,074)	(3,980,981)	1,565,733

Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45	—	—	—	—	14	8

Net Increase (Decrease) in Net Assets	4,916,974	(21,916,971)	4,038,603	(14,123,905)	(3,941,138)	1,535,579
Net Assets — Beginning of Year	137,208,116	159,125,087	64,800,342	78,924,247	28,959,404	27,423,825

Net Assets — End of Year	$142,125,090	$137,208,116	$68,838,945	$64,800,342	$25,018,266	$28,959,404

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,567	$59,953	$(51,914)	$(87,015)	$16,834	$68,560
Net realized gain (loss)	67,238	(65,539)	861,897	2,002,594	299,503	636,804
Net change in unrealized appreciation (depreciation) of investments	992,985	(425,626)	2,450,841	(3,883,184)	471,129	(1,378,525)

Net increase (decrease) in net assets resulting from operations	1,086,790	(431,212)	3,260,824	(1,967,605)	787,466	(673,161)

From Contractowners Transactions:
Payments received from contractowners	37,947	76,877	25,243	6,273	1,066	3,110
Transfers between Variable Investment Options including guaranteed interest account, net	192,295	127,449	94,166	(586,327)	158,157	151,524
Redemptions for contract benefits and terminations	(2,071,108)	(3,665,082)	(1,506,827)	(1,251,166)	(619,435)	(481,429)
Contract maintenance charges	(104,826)	(109,681)	(67,176)	(74,260)	(17,994)	(19,498)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,945,692)	(3,570,437)	(1,454,594)	(1,905,480)	(478,206)	(346,293)

Net Increase (Decrease) in Net Assets	(858,902)	(4,001,649)	1,806,230	(3,873,085)	309,260	(1,019,454)
Net Assets — Beginning of Year	27,101,697	31,103,346	14,326,276	18,199,361	4,290,230	5,309,684

Net Assets — End of Year	$26,242,795	$27,101,697	$16,132,506	$14,326,276	$4,599,490	$4,290,230

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(442,944)	$(442,506)
Net realized gain (loss)	5,361,398	6,955,417
Net change in unrealized appreciation (depreciation) of investments	5,255,315	(5,972,122)

Net increase (decrease) in net assets resulting from operations	10,173,769	540,789

From Contractowners Transactions:
Payments received from contractowners	10,664	121,353
Transfers between Variable Investment Options including guaranteed interest account, net	(407,911)	(448,963)
Redemptions for contract benefits and terminations	(2,268,587)	(3,385,886)
Contract maintenance charges	(101,421)	(102,402)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,767,255)	(3,815,898)

Net Increase (Decrease) in Net Assets	7,406,514	(3,275,109)
Net Assets — Beginning of Year	29,062,479	32,337,588

Net Assets — End of Year	$36,468,993	$29,062,479

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	22	(58)	(36)	21	(40)	(19)

1290 VT GAMCO SMALL COMPANY VALUE	IB	9	(46)	(37)	12	(59)	(47)

1290 VT SOCIALLY RESPONSIBLE	IB	23	(26)	(3)	5	(8)	(3)

EQ/400 MANAGED VOLATILITY	IB	8	(75)	(67)	21	(106)	(85)

EQ/2000 MANAGED VOLATILITY	IB	10	(83)	(73)	25	(110)	(85)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	248	(682)	(434)	591	(507)	84

EQ/AB SMALL CAP GROWTH	IA	—	(4)	(4)	4	(17)	(13)

EQ/AB SMALL CAP GROWTH	IB	34	(149)	(115)	45	(176)	(131)

EQ/AGGRESSIVE ALLOCATION	B	103	(193)	(90)	184	(216)	(32)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	18	(37)	(19)	15	(26)	(11)

EQ/COMMON STOCK INDEX	IA	—	(4)	(4)	1	(6)	(5)

EQ/COMMON STOCK INDEX	IB	3	(34)	(31)	3	(44)	(41)

EQ/CONSERVATIVE ALLOCATION	B	195	(506)	(311)	236	(623)	(387)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	179	(405)	(226)	306	(472)	(166)

EQ/CORE BOND INDEX	IB	359	(576)	(217)	251	(476)	(225)

EQ/EQUITY 500 INDEX	IB	42	(173)	(131)	63	(180)	(117)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	86	(282)	(196)	50	(250)	(200)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	10	(15)	(5)	8	(23)	(15)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	36	(121)	(85)	43	(105)	(62)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	37	(193)	(156)	31	(235)	(204)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	—	(5)	(5)	—	(7)	(7)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	33	(150)	(117)	60	(140)	(80)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	51	(188)	(137)	52	(279)	(227)

EQ/INTERNATIONAL EQUITY INDEX	IA	11	(26)	(15)	11	(34)	(23)

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

EQ/INTERNATIONAL EQUITY INDEX	IB	36	(274)	(238)	100	(290)	(190)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	49	(122)	(73)	25	(94)	(69)

EQ/JANUS ENTERPRISE	IB	49	(84)	(35)	64	(103)	(39)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	10	(275)	(265)	27	(375)	(348)

EQ/LARGE CAP GROWTH INDEX	IB	90	(348)	(258)	145	(476)	(331)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	27	(454)	(427)	32	(539)	(507)

EQ/LARGE CAP VALUE INDEX	IB	83	(159)	(76)	105	(185)	(80)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	29	(125)	(96)	17	(109)	(92)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	34	(1,052)	(1,018)	61	(1,284)	(1,223)

EQ/MID CAP INDEX	IB	29	(146)	(117)	53	(221)	(168)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30	(201)	(171)	16	(252)	(236)

EQ/MODERATE ALLOCATION	A	3	(35)	(32)	5	(27)	(22)

EQ/MODERATE ALLOCATION	B	58	(237)	(179)	74	(260)	(186)

EQ/MODERATE-PLUS ALLOCATION	B	123	(540)	(417)	72	(564)	(492)

EQ/MONEY MARKET	IA	40	(48)	(8)	58	(58)	—

EQ/MONEY MARKET	IB	724	(862)	(138)	1,017	(963)	54

EQ/QUALITY BOND PLUS	IB	91	(207)	(116)	90	(315)	(225)

EQ/SMALL COMPANY INDEX	IB	21	(65)	(44)	21	(80)	(59)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	29	(65)	(36)	29	(56)	(27)

MULTIMANAGER TECHNOLOGY	IB	58	(137)	(79)	86	(211)	(125)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 45 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”) and EQ Advisors Trust (“EQAT”), (collectively, “the Trusts”). The Trusts are open- ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•   EQ/Aggressive Allocation(1)

•   EQ/Conservative Allocation(2)

•   EQ/Conservative-Plus Allocation(3)

•   EQ/Moderate Allocation(4)

•   EQ/Moderate-Plus Allocation(5)

EQ Advisors Trust*

•   1290 VT GAMCO Mergers & Acquisitions

•   1290 VT GAMCO Small Company Value

•   1290 VT Socially Responsible

•   EQ/400 Managed Volatility(6)

•   EQ/2000 Managed Volatility(7)

•   EQ/AB Short Duration Government Bond(8)

•   EQ/AB Small Cap Growth(9)

•   EQ/ClearBridge Select Equity Managed Volatility

•   EQ/Common Stock Index

•   EQ/Core Bond Index

•   EQ/Equity 500 Index

•   EQ/Franklin Balanced Managed Volatility(10)

•   EQ/Franklin Small Cap Value Managed Volatility(11)

•   EQ/Franklin Templeton Allocation Managed Volatility(12)

•   EQ/Global Equity Managed Volatility(13)

•   EQ/Intermediate Government Bond

•   EQ/International Core Managed Volatility(14)

•   EQ/International Equity Index

•   EQ/International Value Managed Volatility(15)

•   EQ/Janus Enterprise(16)

•   EQ/Large Cap Core Managed Volatility(17)

•   EQ/Large Cap Growth Index

•   EQ/Large Cap Growth Managed Volatility(18)

•   EQ/Large Cap Value Index

•   EQ/Large Cap Value Managed Volatility(19)

•   EQ/Mid Cap Index

•   EQ/Mid Cap Value Managed Volatility(20)

•   EQ/Money Market

•   EQ/Quality Bond PLUS

•   EQ/Small Company Index

•   EQ/Templeton Global Equity Managed Volatility(21)

•   Multimanager Technology

(1)  Formerly known as AXA Aggressive Allocation.

(2)  Formerly known as AXA Conservative Allocation.

(3)  Formerly known as AXA Conservative-Plus Allocation.

(4)  Formerly known as AXA Moderate Allocation.

(5)  Formerly known as AXA Moderate-Plus Allocation.

(6)  Formerly known as AXA 400 Managed Volatility.

(7)  Formerly known as AXA 2000 Managed Volatility.

(8)  Formerly known as AXA/AB Short Duration Government Bond.

(9)  Formerly known as AXA/AB Small Cap Growth.

(10)  Formerly known as AXA/Franklin Balanced Managed Volatility.

(11)  Formerly known as AXA/Franklin Small Cap Value Managed Volatility.

(12)  Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.

(13)  Formerly known as AXA Global Equity Managed Volatility.

(14)  Formerly known as AXA International Core Managed Volatility.

(15)  Formerly known as AXA International Value Managed Volatility.

(16)  Formerly known as AXA/Janus Enterprise.

(17)  Formerly known as AXA Large Cap Core Managed Volatility.

(18)  Formerly known as AXA Large Cap Growth Managed Volatility.

(19)  Formerly known as AXA Large Cap Value Managed Volatility.

(20)  Formerly known as AXA Mid Cap Value Managed Volatility.

(21)  Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$572,060	$976,980
1290 VT GAMCO Small Company Value	1,535,350	3,616,361
1290 VT Socially Responsible	447,119	490,707
EQ/400 Managed Volatility	366,704	1,238,495
EQ/2000 Managed Volatility	671,338	1,404,143
EQ/AB Short Duration Government Bond	2,528,195	6,491,010
EQ/AB Small Cap Growth	6,081,787	7,260,305
EQ/Aggressive Allocation	3,500,293	3,838,923
EQ/ClearBridge Select Equity Managed Volatility	372,892	677,791
EQ/Common Stock Index	12,778,538	21,801,212
EQ/Conservative Allocation	3,670,302	6,989,162
EQ/Conservative-Plus Allocation	4,310,304	6,302,349
EQ/Core Bond Index	6,045,286	8,943,981
EQ/Equity 500 Index	5,584,157	11,874,826
EQ/Franklin Balanced Managed Volatility	2,302,909	4,485,878
EQ/Franklin Small Cap Value Managed Volatility	244,814	275,081
EQ/Franklin Templeton Allocation Managed Volatility	930,256	1,660,898
EQ/Global Equity Managed Volatility	2,376,442	5,492,796
EQ/Intermediate Government Bond	908,215	3,300,248
EQ/International Core Managed Volatility	1,348,352	2,860,621
EQ/International Equity Index	1,818,237	5,129,101
EQ/International Value Managed Volatility	1,688,245	2,724,873
EQ/Janus Enterprise	2,282,379	2,613,926
EQ/Large Cap Core Managed Volatility	3,745,522	6,056,383
EQ/Large Cap Growth Index	6,075,189	7,577,346
EQ/Large Cap Growth Managed Volatility	12,643,517	18,971,552
EQ/Large Cap Value Index	1,718,346	2,004,256
EQ/Large Cap Value Managed Volatility	15,975,780	24,916,204
EQ/Mid Cap Index	2,156,519	3,749,164
EQ/Mid Cap Value Managed Volatility	4,407,808	6,643,197
EQ/Moderate Allocation	12,902,126	19,556,432
EQ/Moderate-Plus Allocation	7,320,981	10,406,515
EQ/Money Market	21,556,556	25,496,682
EQ/Quality Bond PLUS	1,944,590	3,863,715
EQ/Small Company Index	1,751,137	2,288,729
EQ/Templeton Global Equity Managed Volatility	732,179	909,094
Multimanager Technology	5,203,055	5,266,105

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/ Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Large Value Managed Managed Volatility, EQ/Quality Bond PLUS and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC (“AXA Network”), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Income Manager	0.90%	0.25%	—	1.15%	1.15%

Accumulator	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on, or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator Plus, Select, Elite	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select issued on, or after August 13, 2001	1.10%	0.25%	0.35%	1.70%	1.70%

(1)	Accumulator Advisor’s daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state.	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value a charge of $30 or Years 1 to 2 lesser of $30 or 2% of account value	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – During the first seven contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 7% and declines by 1% each year.	Unit liquidation from account value

High – During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year.

BaseBuilder benefit charge	Annually on each contract date anniversary	Low 0.15% High 0.45%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	0.20%	Unit liquidation from account value

Guaranteed minimum death benefit charge 6% rollup to age 80	Annually on each contract date anniversary.	Low 0.20% High 0.35%	Unit liquidation from account value

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charges 0.50% Class IB	$18.36	—	—	—	8.06%
	Highest contract charges 1.70% Class IB	$15.37	—	—	—	6.81%
	All contract charges	—	249	$3,986	4.00%	—
2018	Lowest contract charges 0.50% Class IB	$16.99	—	—	—	(5.40)%
	Highest contract charges 1.70% Class IB	$14.39	—	—	—	(6.56)%
	All contract charges	—	285	$4,271	1.44%	—
2017	Lowest contract charges 0.50% Class IB	$17.96	—	—	—	5.65%
	Highest contract charges 1.70% Class IB	$15.40	—	—	—	4.41%
	All contract charges	—	304	$4,853	0.15%	—
2016	Lowest contract charges 0.50% Class IB	$17.00	—	—	—	7.19%
	Highest contract charges 1.70% Class IB	$14.75	—	—	—	5.81%
	All contract charges	—	336	$5,119	0.00%	—
2015	Lowest contract charges 0.50% Class IB	$15.86	—	—	—	2.06%
	Highest contract charges 1.70% Class IB	$13.94	—	—	—	0.87%
	All contract charges	—	515	$7,617	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charges 1.15% Class IB	$80.03	—	—	—	21.94%
	Highest contract charges 1.70% Class IB	$67.16	—	—	—	21.25%
	All contract charges	—	397	$29,296	0.58%	—
2018	Lowest contract charges 0.50% Class IB	$80.12	—	—	—	(16.00)%
	Highest contract charges 1.70% Class IB	$55.39	—	—	—	(17.02)%
	All contract charges	—	434	$26,325	0.53%	—
2017	Lowest contract charges 0.50% Class IB	$95.38	—	—	—	15.51%
	Highest contract charges 1.70% Class IB	$66.75	—	—	—	14.12%
	All contract charges	—	481	$35,104	0.57%	—
2016	Lowest contract charges 0.50% Class IB	$82.57	—	—	—	22.65%
	Highest contract charges 1.70% Class IB	$58.49	—	—	—	21.20%
	All contract charges	—	568	$36,493	0.49%	—
2015	Lowest contract charges 0.50% Class IB	$67.32	—	—	—	(6.17)%
	Highest contract charges 1.70% Class IB	$48.26	—	—	—	(7.32)%
	All contract charges	—	640	$33,816	0.50%	—

1290 VT Socially Responsible
2019	Lowest contract charges 1.15% Class IB	$21.14	—	—	—	28.75%
	Highest contract charges 1.60% Class IB	$19.26	—	—	—	28.14%
	All contract charges	—	100	$1,988	0.93%	—
2018	Lowest contract charges 1.15% Class IB	$16.42	—	—	—	(5.47)%
	Highest contract charges 1.60% Class IB	$15.03	—	—	—	(5.89)%
	All contract charges	—	103	$1,603	0.96%	—
2017	Lowest contract charges 1.15% Class IB	$17.37	—	—	—	19.05%
	Highest contract charges 1.60% Class IB	$15.97	—	—	—	18.47%
	All contract charges	—	106	$1,728	1.00%	—
2016	Lowest contract charges 1.15% Class IB	$14.59	—	—	—	8.72%
	Highest contract charges 1.60% Class IB	$13.48	—	—	—	8.19%
	All contract charges	—	140	$1,938	1.11%	—

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2015	Lowest contract charges 1.15% Class IB	$13.42	—	—	—	(0.74)%
	Highest contract charges 1.60% Class IB	$12.46	—	—	—	(1.11)%
	All contract charges	—	155	$1,968	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$16.75	—	—	—	23.53%
	Highest contract charges 1.70% Class IB	$16.14	—	—	—	22.83%
	All contract charges	—	470	$7,717	0.94%	—
2018	Lowest contract charges 1.15% Class IB	$13.56	—	—	—	(13.30)%
	Highest contract charges 1.70% Class IB	$13.14	—	—	—	(13.78)%
	All contract charges	—	537	$7,172	0.88%	—
2017	Lowest contract charges 1.15% Class IB	$15.64	—	—	—	13.91%
	Highest contract charges 1.70% Class IB	$15.24	—	—	—	13.31%
	All contract charges	—	622	$9,597	0.69%	—
2016	Lowest contract charges 1.15% Class IB	$13.73	—	—	—	18.36%
	Highest contract charges 1.70% Class IB	$13.45	—	—	—	17.67%
	All contract charges	—	768	$10,449	0.75%	—
2015	Lowest contract charges 1.15% Class IB	$11.60	—	—	—	(4.29)%
	Highest contract charges 1.70% Class IB	$11.43	—	—	—	(4.83)%
	All contract charges	—	841	$9,689	0.52%	—

EQ/2000 Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$17.32	—	—	—	23.89%
	Highest contract charges 1.70% Class IB	$15.97	—	—	—	22.28%
	All contract charges	—	661	$10,787	0.89%	—
2018	Lowest contract charges 0.50% Class IB	$13.98	—	—	—	(12.41)%
	Highest contract charges 1.70% Class IB	$13.06	—	—	—	(13.40)%
	All contract charges	—	734	$9,766	0.73%	—
2017	Lowest contract charges 0.50% Class IB	$15.96	—	—	—	13.35%
	Highest contract charges 1.70% Class IB	$15.08	—	—	—	11.87%
	All contract charges	—	819	$12,530	0.68%	—
2016	Lowest contract charges 0.50% Class IB	$14.08	—	—	—	19.93%
	Highest contract charges 1.70% Class IB	$13.48	—	—	—	18.56%
	All contract charges	—	948	$12,917	0.73%	—
2015	Lowest contract charges 0.50% Class IB	$11.74	—	—	—	(5.63)%
	Highest contract charges 1.70% Class IB	$11.37	—	—	—	(6.73)%
	All contract charges	—	1,057	$12,120	0.38%	—

EQ/AB Short Duration Government Bond
2019	Lowest contract charges 1.15% Class IB	$9.49	—	—	—	1.39%
	Highest contract charges 1.70% Class IB	$9.15	—	—	—	0.88%
	All contract charges	—	1,260	$11,765	1.64%	—
2018	Lowest contract charges 1.15% Class IB	$9.36	—	—	—	(0.11)%
	Highest contract charges 1.70% Class IB	$9.07	—	—	—	(0.66)%
	All contract charges	—	1,694	$15,616	1.50%	—
2017	Lowest contract charges 1.15% Class IB	$9.37	—	—	—	(0.85)%
	Highest contract charges 1.70% Class IB	$9.13	—	—	—	(1.40)%
	All contract charges	—	1,610	$14,909	0.46%	—
2016	Lowest contract charges 1.15% Class IB	$9.45	—	—	—	(1.05)%
	Highest contract charges 1.70% Class IB	$9.26	—	—	—	(1.59)%
	All contract charges	—	1,843	$17,253	0.09%	—
2015	Lowest contract charges 1.15% Class IB	$9.55	—	—	—	(1.65)%
	Highest contract charges 1.70% Class IB	$9.41	—	—	—	(2.18)%
	All contract charges	—	1,929	$18,304	0.00%	—

EQ/AB Small Cap Growth
2019	1.15% contract charge Class IA	$50.04	29	$1,450	0.16%	26.33%
2018	1.15% contract charge Class IA	$39.61	33	$1,303	0.12%	(8.94)%
2017	1.15% contract charge Class IA	$43.50	46	$2,011	0.28%	21.27%

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth (Continued)
2016	1.15% contract charge Class IA	$35.87	54	$1,927	0.35%	11.29%
2015	1.15% contract charge Class IA	$32.23	60	$1,931	0.04%	(4.02)%

EQ/AB Small Cap Growth
2019	Lowest contract charges 1.15% Class IB	$48.29	—	—	—	26.31%
	Highest contract charges 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,025	$46,476	0.16%	—
2018	Lowest contract charges 1.15% Class IB	$38.23	—	—	—	(8.93)%
	Highest contract charges 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,140	$41,074	0.12%	—
2017	Lowest contract charges 1.15% Class IB	$41.98	—	—	—	21.26%
	Highest contract charges 1.70% Class IB	$37.41	—	—	—	20.60%
	All contract charges	—	1,271	$50,386	0.28%	—
2016	Lowest contract charges 0.50% Class IB	$39.38	—	—	—	12.00%
	Highest contract charges 1.70% Class IB	$31.02	—	—	—	10.67%
	All contract charges	—	1,406	$46,080	0.35%	—
2015	Lowest contract charges 0.50% Class IB	$35.16	—	—	—	(3.38)%
	Highest contract charges 1.70% Class IB	$28.03	—	—	—	(4.56)%
	All contract charges	—	1,557	$45,994	0.04%	—

EQ/Aggressive Allocation
2019	Lowest contract charges 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charges 1.70% Class B	$21.69	—	—	—	22.40%
	All contract charges	—	855	$17,622	1.54%	—
2018	Lowest contract charges 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charges 1.60% Class B	$16.25	—	—	—	(10.22)%
	All contract charges	—	945	$15,864	1.55%	—
2017	Lowest contract charges 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charges 1.60% Class B	$18.10	—	—	—	17.23%
	All contract charges	—	977	$18,221	1.48%	—
2016	Lowest contract charges 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charges 1.60% Class B	$15.44	—	—	—	7.00%
	All contract charges	—	1,088	$17,292	0.90%	—
2015	Lowest contract charges 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charges 1.60% Class B	$14.43	—	—	—	(3.28)%
	All contract charges	—	1,253	$18,574	0.92%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$19.05	—	—	—	32.02%
	Highest contract charges 1.60% Class IB	$17.93	—	—	—	31.45%
	All contract charges	—	169	$3,128	0.35%	—
2018	Lowest contract charges 1.15% Class IB	$14.43	—	—	—	(11.09)%
	Highest contract charges 1.60% Class IB	$13.64	—	—	—	(11.54)%
	All contract charges	—	188	$2,635	3.65%	—
2017	Lowest contract charges 1.15% Class IB	$16.23	—	—	—	12.87%
	Highest contract charges 1.60% Class IB	$15.42	—	—	—	12.39%
	All contract charges	—	199	$3,171	1.02%	—
2016	Lowest contract charges 1.15% Class IB	$14.38	—	—	—	11.91%
	Highest contract charges 1.60% Class IB	$13.72	—	—	—	11.36%
	All contract charges	—	220	$3,082	2.22%	—
2015	Lowest contract charges 1.15% Class IB	$12.85	—	—	—	(3.53)%
	Highest contract charges 1.60% Class IB	$12.32	—	—	—	(3.98)%
	All contract charges	—	223	$2,794	1.66%	—

EQ/Common Stock Index
2019	1.15% contract charge Class IA	$625.64	43	$27,076	1.42%	28.74%
2018	1.15% contract charge Class IA	$485.98	47	$22,787	1.28%	(6.89)%

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index (Continued)
2017	1.15% contract charge Class IA	$521.95	52	$27,220	1.27%	19.09%
2016	1.15% contract charge Class IA	$438.28	60	$26,266	1.55%	10.41%
2015	1.15% contract charge Class IA	$396.96	67	$26,489	1.35%	(1.20)%

EQ/Common Stock Index
2019	Lowest contract charges 1.15% Class IB	$602.18	—	—	—	28.74%
	Highest contract charges 1.70% Class IB	$471.38	—	—	—	28.02%
	All contract charges	—	313	$171,788	1.42%	—
2018	Lowest contract charges 1.15% Class IB	$467.76	—	—	—	(6.89)%
	Highest contract charges 1.70% Class IB	$368.21	—	—	—	(7.41)%
	All contract charges	—	344	$147,228	1.28%	—
2017	Lowest contract charges 1.15% Class IB	$502.37	—	—	—	19.09%
	Highest contract charges 1.70% Class IB	$397.68	—	—	—	18.43%
	All contract charges	—	385	$177,574	1.27%	—
2016	Lowest contract charges 1.15% Class IB	$421.85	—	—	—	10.41%
	Highest contract charges 1.70% Class IB	$335.80	—	—	—	9.80%
	All contract charges	—	430	$166,600	1.55%	—
2015	Lowest contract charges 1.15% Class IB	$382.08	—	—	—	(1.20)%
	Highest contract charges 1.70% Class IB	$305.83	—	—	—	(1.75)%
	All contract charges	—	471	$165,560	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charges 1.15% Class B	$13.85	—	—	—	7.95%
	Highest contract charges 1.70% Class B	$13.27	—	—	—	7.36%
	All contract charges	—	2,356	$31,335	1.56%	—
2018	Lowest contract charges 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charges 1.70% Class B	$12.36	—	—	—	(3.21)%
	All contract charges	—	2,667	$32,927	1.44%	—
2017	Lowest contract charges 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charges 1.70% Class B	$12.77	—	—	—	3.15%
	All contract charges	—	3,054	$38,880	1.10%	—
2016	Lowest contract charges 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charges 1.70% Class B	$12.38	—	—	—	1.23%
	All contract charges	—	3,312	$40,742	0.93%	—
2015	Lowest contract charges 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charges 1.70% Class B	$12.23	—	—	—	(2.00)%
	All contract charges	—	3,489	$42,309	0.80%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charges 1.15% Class B	$15.65	—	—	—	12.19%
	Highest contract charges 1.70% Class B	$15.24	—	—	—	11.57%
	All contract charges	—	2,208	$33,327	1.55%	—
2018	Lowest contract charges 1.15% Class B	$13.95	—	—	—	(4.78)%
	Highest contract charges 1.70% Class B	$13.66	—	—	—	(5.34)%
	All contract charges	—	2,434	$32,825	1.43%	—
2017	Lowest contract charges 1.15% Class B	$14.65	—	—	—	7.56%
	Highest contract charges 1.70% Class B	$14.43	—	—	—	7.05%
	All contract charges	—	2,600	$36,918	1.13%	—
2016	Lowest contract charges 1.15% Class B	$13.62	—	—	—	3.50%
	Highest contract charges 1.70% Class B	$13.48	—	—	—	2.90%
	All contract charges	—	2,945	$38,940	0.96%	—
2015	Lowest contract charges 1.15% Class B	$13.16	—	—	—	(1.79)%
	Highest contract charges 1.70% Class B	$13.10	—	—	—	(2.31)%
	All contract charges	—	2,738	$34,843	0.80%	—

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charges 0.50% Class IB	$17.74	—	—	—	5.78%
	Highest contract charges 1.70% Class IB	$13.58	—	—	—	4.46%
	All contract charges	—	3,368	$48,819	1.85%	—
2018	Lowest contract charges 0.50% Class IB	$16.77	—	—	—	(0.30)%
	Highest contract charges 1.70% Class IB	$13.00	—	—	—	(1.52)%
	All contract charges	—	3,585	$49,603	1.86%	—
2017	Lowest contract charges 0.50% Class IB	$16.82	—	—	—	0.96%
	Highest contract charges 1.70% Class IB	$13.20	—	—	—	(0.23)%
	All contract charges	—	3,810	$53,331	1.53%	—
2016	Lowest contract charges 0.50% Class IB	$16.66	—	—	—	0.91%
	Highest contract charges 1.70% Class IB	$13.23	—	—	—	(0.30)%
	All contract charges	—	4,051	$56,681	1.44%	—
2015	Lowest contract charges 0.50% Class IB	$16.51	—	—	—	(0.12)%
	Highest contract charges 1.70% Class IB	$13.27	—	—	—	(1.34)%
	All contract charges	—	4,365	$61,102	1.42%	—

EQ/Equity 500 Index
2019	Lowest contract charges 0.50% Class IB	$86.99	—	—	—	30.03%
	Highest contract charges 1.70% Class IB	$63.58	—	—	—	28.47%
	All contract charges	—	1,256	$86,601	1.55%	—
2018	Lowest contract charges 0.50% Class IB	$66.90	—	—	—	(5.41)%
	Highest contract charges 1.70% Class IB	$49.49	—	—	—	(6.57)%
	All contract charges	—	1,387	$74,097	1.41%	—
2017	Lowest contract charges 1.15% Class IB	$60.50	—	—	—	19.66%
	Highest contract charges 1.70% Class IB	$52.97	—	—	—	18.98%
	All contract charges	—	1,504	$85,750	1.41%	—
2016	Lowest contract charges 1.15% Class IB	$50.56	—	—	—	9.96%
	Highest contract charges 1.70% Class IB	$44.52	—	—	—	9.36%
	All contract charges	—	1,655	$79,048	1.62%	—
2015	Lowest contract charges 1.15% Class IB	$45.98	—	—	—	(0.39)%
	Highest contract charges 1.70% Class IB	$40.71	—	—	—	(0.92)%
	All contract charges	—	1,740	$75,806	1.57%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$16.16	—	—	—	15.18%
	Highest contract charges 1.60% Class IB	$15.21	—	—	—	14.71%
	All contract charges	—	1,508	$23,547	2.51%	—
2018	Lowest contract charges 0.50% Class IB	$15.20	—	—	—	(4.82)%
	Highest contract charges 1.60% Class IB	$13.26	—	—	—	(5.82)%
	All contract charges	—	1,704	$23,139	2.84%	—
2017	Lowest contract charges 0.50% Class IB	$15.97	—	—	—	9.46%
	Highest contract charges 1.60% Class IB	$14.08	—	—	—	8.22%
	All contract charges	—	1,904	$27,393	2.49%	—
2016	Lowest contract charges 0.50% Class IB	$14.59	—	—	—	9.95%
	Highest contract charges 1.60% Class IB	$13.01	—	—	—	8.69%
	All contract charges	—	2,001	$26,866	2.83%	—
2015	Lowest contract charges 1.15% Class IB	$12.49	—	—	—	(4.14)%
	Highest contract charges 1.70% Class IB	$11.86	—	—	—	(4.66)%
	All contract charges	—	1,833	$22,355	2.24%	—

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$19.00	—	—	—	24.10%
	Highest contract charges 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	71	$1,306	0.87%	—
2018	Lowest contract charges 1.15% Class IB	$15.31	—	—	—	(13.89)%
	Highest contract charges 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	76	$1,133	0.59%	—

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility (Continued)
2017	Lowest contract charges 1.15% Class IB	$17.78	—	—	—	10.50%
	Highest contract charges 1.70% Class IB	$16.69	—	—	—	9.87%
	All contract charges	—	91	$1,554	0.48%	—
2016	Lowest contract charges 1.15% Class IB	$16.09	—	—	—	23.39%
	Highest contract charges 1.60% Class IB	$15.35	—	—	—	22.80%
	All contract charges	—	99	$1,548	0.48%	—
2015	Lowest contract charges 1.15% Class IB	$13.04	—	—	—	(7.58)%
	Highest contract charges 1.60% Class IB	$12.50	—	—	—	(8.02)%
	All contract charges	—	74	$939	0.21%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$14.45	—	—	—	20.82%
	Highest contract charges 1.60% Class IB	$13.64	—	—	—	20.28%
	All contract charges	—	503	$7,040	1.95%	—
2018	Lowest contract charges 1.15% Class IB	$11.96	—	—	—	(9.74)%
	Highest contract charges 1.60% Class IB	$11.34	—	—	—	(10.14)%
	All contract charges	—	588	$6,846	2.12%	—
2017	Lowest contract charges 1.15% Class IB	$13.25	—	—	—	13.64%
	Highest contract charges 1.60% Class IB	$12.62	—	—	—	13.08%
	All contract charges	—	650	$8,400	1.70%	—
2016	Lowest contract charges 1.15% Class IB	$11.66	—	—	—	8.26%
	Highest contract charges 1.60% Class IB	$11.16	—	—	—	7.72%
	All contract charges	—	659	$7,499	1.69%	—
2015	Lowest contract charges 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charges 1.60% Class IB	$10.36	—	—	—	(4.34)%
	All contract charges	—	721	$7,591	1.19%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$34.67	—	—	—	24.62%
	Highest contract charges 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	1,283	$36,306	1.30%	—
2018	Lowest contract charges 0.50% Class IB	$27.82	—	—	—	(12.60)%
	Highest contract charges 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	1,439	$32,963	1.00%	—
2017	Lowest contract charges 0.50% Class IB	$31.83	—	—	—	25.46%
	Highest contract charges 1.70% Class IB	$24.86	—	—	—	23.93%
	All contract charges	—	1,643	$43,495	1.06%	—
2016	Lowest contract charges 0.50% Class IB	$25.37	—	—	—	3.98%
	Highest contract charges 1.70% Class IB	$20.06	—	—	—	2.71%
	All contract charges	—	1,830	$38,943	0.90%	—
2015	Lowest contract charges 0.50% Class IB	$24.40	—	—	—	(2.24)%
	Highest contract charges 1.70% Class IB	$19.53	—	—	—	(3.41)%
	All contract charges	—	2,055	$42,478	0.86%	—

EQ/Intermediate Government Bond
2019	1.15% contract charge Class IA	$22.22	23	$519	1.49%	2.97%
2018	1.15% contract charge Class IA	$21.58	28	$610	1.25%	(0.37)%
2017	1.15% contract charge Class IA	$21.66	35	$767	0.80%	(0.78)%
2016	1.15% contract charge Class IA	$21.83	35	$757	0.65%	(0.73)%
2015	1.15% contract charge Class IA	$21.99	37	$805	0.57%	(0.72)%

EQ/Intermediate Government Bond
2019	Lowest contract charges 0.50% Class IB	$25.86	—	—	—	3.65%
	Highest contract charges 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	895	$17,426	1.49%	—
2018	Lowest contract charges 0.50% Class IB	$24.95	—	—	—	0.32%
	Highest contract charges 1.70% Class IB	$17.82	—	—	—	(0.89)%
	All contract charges	—	1,012	$19,230	1.25%	—

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charges 0.50% Class IB	$24.87	—	—	—	(0.16)%
	Highest contract charges 1.70% Class IB	$17.98	—	—	—	(1.37)%
	All contract charges	—	1,092	$20,926	0.80%	—
2016	Lowest contract charges 0.50% Class IB	$24.91	—	—	—	(0.08)%
	Highest contract charges 1.70% Class IB	$18.23	—	—	—	(1.25)%
	All contract charges	—	1,217	$23,592	0.65%	—
2015	Lowest contract charges 0.50% Class IB	$24.93	—	—	—	(0.04)%
	Highest contract charges 1.70% Class IB	$18.46	—	—	—	(1.28)%
	All contract charges	—	1,316	$25,749	0.57%	—

EQ/International Core Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$18.34	—	—	—	21.86%
	Highest contract charges 1.60% Class IB	$14.57	—	—	—	20.51%
	All contract charges	—	1,145	$17,423	1.92%	—
2018	Lowest contract charges 0.50% Class IB	$15.05	—	—	—	(15.31)%
	Highest contract charges 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	1,282	$16,144	1.62%	—
2017	Lowest contract charges 0.50% Class IB	$17.77	—	—	—	25.67%
	Highest contract charges 1.70% Class IB	$14.17	—	—	—	24.19%
	All contract charges	—	1,509	$22,661	1.57%	—
2016	Lowest contract charges 0.50% Class IB	$14.14	—	—	—	(0.28)%
	Highest contract charges 1.70% Class IB	$11.41	—	—	—	(1.47)%
	All contract charges	—	1,689	$20,407	0.26%	—
2015	Lowest contract charges 0.50% Class IB	$14.18	—	—	—	(4.83)%
	Highest contract charges 1.70% Class IB	$11.58	—	—	—	(6.01)%
	All contract charges	—	2,008	$24,822	0.06%	—

EQ/International Equity Index
2019	1.15% contract charge Class IA	$18.30	262	$4,787	2.80%	20.79%
2018	1.15% contract charge Class IA	$15.15	277	$4,193	2.38%	(16.16)%
2017	1.15% contract charge Class IA	$18.07	300	$5,419	2.62%	21.77%
2016	1.15% contract charge Class IA	$14.84	323	$4,798	2.67%	1.02%
2015	1.15% contract charge Class IA	$14.69	343	$5,042	2.29%	(3.23)%

EQ/International Equity Index
2019	Lowest contract charges 0.50% Class IB	$20.72	—	—	—	21.52%
	Highest contract charges 1.70% Class IB	$15.35	—	—	—	20.11%
	All contract charges	—	2,235	$36,794	2.80%	—
2018	Lowest contract charges 0.50% Class IB	$17.05	—	—	—	(15.59)%
	Highest contract charges 1.70% Class IB	$12.78	—	—	—	(16.63)%
	All contract charges	—	2,473	$33,821	2.38%	—
2017	Lowest contract charges 0.50% Class IB	$20.20	—	—	—	22.65%
	Highest contract charges 1.70% Class IB	$15.33	—	—	—	21.19%
	All contract charges	—	2,663	$43,515	2.62%	—
2016	Lowest contract charges 0.50% Class IB	$16.47	—	—	—	1.67%
	Highest contract charges 1.70% Class IB	$12.65	—	—	—	0.40%
	All contract charges	—	2,899	$38,990	2.67%	—
2015	Lowest contract charges 0.50% Class IB	$16.20	—	—	—	(2.64)%
	Highest contract charges 1.70% Class IB	$12.60	—	—	—	(3.74)%
	All contract charges	—	3,163	$42,261	2.29%	—

EQ/International Value Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$23.45	—	—	—	21.25%
	Highest contract charges 1.60% Class IB	$21.14	—	—	—	20.66%
	All contract charges	—	769	$17,014	2.27%	—
2018	Lowest contract charges 1.15% Class IB	$19.34	—	—	—	(17.46)%
	Highest contract charges 1.60% Class IB	$17.52	—	—	—	(17.82)%
	All contract charges	—	842	$15,452	1.68%	—

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility (Continued)
2017	Lowest contract charges 1.15% Class IB	$23.43	—	—	—	21.97%
	Highest contract charges 1.60% Class IB	$21.32	—	—	—	21.41%
	All contract charges	—	911	$20,280	1.86%	—
2016	Lowest contract charges 1.15% Class IB	$19.21	—	—	—	(0.41)%
	Highest contract charges 1.60% Class IB	$17.56	—	—	—	(0.85)%
	All contract charges	—	1,014	$18,548	0.46%	—
2015	Lowest contract charges 1.15% Class IB	$19.29	—	—	—	(4.27)%
	Highest contract charges 1.60% Class IB	$17.71	—	—	—	(4.73)%
	All contract charges	—	1,105	$20,324	0.10%	—

EQ/Janus Enterprise
2019	Lowest contract charges 1.15% Class IB	$33.01	—	—	—	34.90%
	Highest contract charges 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	440	$14,041	0.02%	—
2018	Lowest contract charges 1.15% Class IB	$24.47	—	—	—	(2.94)%
	Highest contract charges 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	475	$11,245	0.00%	—
2017	Lowest contract charges 0.50% Class IB	$27.39	—	—	—	27.28%
	Highest contract charges 1.70% Class IB	$23.49	—	—	—	25.75%
	All contract charges	—	514	$12,591	0.00%	—
2016	Lowest contract charges 0.50% Class IB	$21.52	—	—	—	(4.82)%
	Highest contract charges 1.70% Class IB	$18.68	—	—	—	(5.99)%
	All contract charges	—	541	$10,466	0.00%	—
2015	Lowest contract charges 0.50% Class IB	$22.61	—	—	—	(5.99)%
	Highest contract charges 1.70% Class IB	$19.87	—	—	—	(7.06)%
	All contract charges	—	719	$14,908	0.00%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$26.36	—	—	—	29.28%
	Highest contract charges 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	2,199	$47,984	1.26%	—
2018	Lowest contract charges 0.50% Class IB	$20.39	—	—	—	(6.85)%
	Highest contract charges 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	2,464	$41,967	1.00%	—
2017	Lowest contract charges 0.50% Class IB	$21.89	—	—	—	21.34%
	Highest contract charges 1.70% Class IB	$17.39	—	—	—	19.93%
	All contract charges	—	2,812	$51,874	0.97%	—
2016	Lowest contract charges 0.50% Class IB	$18.04	—	—	—	9.27%
	Highest contract charges 1.70% Class IB	$14.50	—	—	—	7.97%
	All contract charges	—	3,155	$48,424	1.08%	—
2015	Lowest contract charges 0.50% Class IB	$16.51	—	—	—	(0.12)%
	Highest contract charges 1.70% Class IB	$13.43	—	—	—	(1.40)%
	All contract charges	—	3,564	$50,502	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charges 0.50% Class IB	$26.72	—	—	—	34.68%
	Highest contract charges 1.70% Class IB	$20.79	—	—	—	33.01%
	All contract charges	—	2,681	$58,911	0.62%	—
2018	Lowest contract charges 0.50% Class IB	$19.84	—	—	—	(2.75)%
	Highest contract charges 1.70% Class IB	$15.63	—	—	—	(3.93)%
	All contract charges	—	2,939	$48,383	0.62%	—
2017	Lowest contract charges 0.50% Class IB	$20.40	—	—	—	28.54%
	Highest contract charges 1.70% Class IB	$16.27	—	—	—	27.11%
	All contract charges	—	3,270	$55,869	0.73%	—

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Index (Continued)
2016	Lowest contract charges 0.50% Class IB	$15.87	—	—	—	5.87%
	Highest contract charges 1.70% Class IB	$12.80	—	—	—	4.49%
	All contract charges	—	3,753	$50,997	1.04%	—
2015	Lowest contract charges 1.15% Class IB	$13.44	—	—	—	3.62%
	Highest contract charges 1.70% Class IB	$12.25	—	—	—	3.11%
	All contract charges	—	3,906	$50,024	0.86%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$44.25	—	—	—	32.17%
	Highest contract charges 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	3,434	$144,377	0.42%	—
2018	Lowest contract charges 0.50% Class IB	$38.59	—	—	—	(3.48)%
	Highest contract charges 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	3,861	$123,036	0.48%	—
2017	Lowest contract charges 0.50% Class IB	$39.98	—	—	—	28.59%
	Highest contract charges 1.70% Class IB	$31.11	—	—	—	27.03%
	All contract charges	—	4,368	$145,346	0.47%	—
2016	Lowest contract charges 0.50% Class IB	$31.09	—	—	—	4.96%
	Highest contract charges 1.70% Class IB	$24.49	—	—	—	3.73%
	All contract charges	—	5,006	$131,222	0.55%	—
2015	Lowest contract charges 0.50% Class IB	$29.62	—	—	—	3.53%
	Highest contract charges 1.70% Class IB	$23.61	—	—	—	2.25%
	All contract charges	—	5,706	$143,714	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charges 0.50% Class IB	$14.65	—	—	—	25.00%
	Highest contract charges 1.70% Class IB	$12.32	—	—	—	23.45%
	All contract charges	—	779	$10,102	2.17%	—
2018	Lowest contract charges 0.50% Class IB	$11.72	—	—	—	(9.29)%
	Highest contract charges 1.70% Class IB	$9.98	—	—	—	(10.41)%
	All contract charges	—	855	$8,940	2.00%	—
2017	Lowest contract charges 1.15% Class IB	$11.93	—	—	—	11.70%
	Highest contract charges 1.70% Class IB	$11.14	—	—	—	11.07%
	All contract charges	—	935	$10,868	1.77%	—
2016	Lowest contract charges 1.15% Class IB	$10.68	—	—	—	15.21%
	Highest contract charges 1.70% Class IB	$10.03	—	—	—	14.50%
	All contract charges	—	1,023	$10,670	2.02%	—
2015	Lowest contract charges 1.15% Class IB	$9.27	—	—	—	(5.60)%
	Highest contract charges 1.70% Class IB	$8.76	—	—	—	(6.01)%
	All contract charges	—	1,042	$9,477	1.88%	—

EQ/Large Cap Value Managed Volatility
2019	1.15% contract charge Class IA	$14.29	857	$12,247	1.90%	24.05%
2018	1.15% contract charge Class IA	$11.52	953	$10,978	2.41%	(10.97)%
2017	1.15% contract charge Class IA	$12.94	1,045	$13,527	1.47%	12.52%
2016	1.15% contract charge Class IA	$11.50	1,191	$13,696	1.65%	13.97%
2015	1.15% contract charge Class IA	$10.09	1,407	$14,190	1.54%	(5.08)%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charges 0.50% Class IB	$31.05	—	—	—	24.80%
	Highest contract charges 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	8,465	$184,289	1.90%	—
2018	Lowest contract charges 0.50% Class IB	$24.88	—	—	—	(10.37)%
	Highest contract charges 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	9,483	$166,617	2.41%	—
2017	Lowest contract charges 0.50% Class IB	$27.76	—	—	—	13.31%
	Highest contract charges 1.70% Class IB	$21.78	—	—	—	11.92%
	All contract charges	—	10,706	$212,025	1.47%	—

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility (Continued)
2016	Lowest contract charges 0.50% Class IB	$24.50	—	—	—	14.75%
	Highest contract charges 1.70% Class IB	$19.46	—	—	—	13.40%
	All contract charges	—	12,144	$214,941	1.65%	—
2015	Lowest contract charges 0.50% Class IB	$21.35	—	—	—	(4.52)%
	Highest contract charges 1.70% Class IB	$17.16	—	—	—	(5.66)%
	All contract charges	—	13,547	$211,080	1.54%	—

EQ/Mid Cap Index
2019	Lowest contract charges 0.50% Class IB	$29.37	—	—	—	24.77%
	Highest contract charges 1.70% Class IB	$23.23	—	—	—	23.30%
	All contract charges	—	1,207	$29,540	1.09%	—
2018	Lowest contract charges 0.50% Class IB	$23.54	—	—	—	(12.13)%
	Highest contract charges 1.70% Class IB	$18.84	—	—	—	(13.22)%
	All contract charges	—	1,324	$26,190	1.02%	—
2017	Lowest contract charges 0.50% Class IB	$26.79	—	—	—	14.93%
	Highest contract charges 1.70% Class IB	$21.71	—	—	—	13.55%
	All contract charges	—	1,492	$33,988	0.87%	—
2016	Lowest contract charges 0.50% Class IB	$23.31	—	—	—	19.29%
	Highest contract charges 1.70% Class IB	$19.12	—	—	—	17.88%
	All contract charges	—	1,734	$34,701	1.09%	—
2015	Lowest contract charges 0.50% Class IB	$19.54	—	—	—	(3.36)%
	Highest contract charges 1.70% Class IB	$16.22	—	—	—	(4.53)%
	All contract charges	—	1,796	$30,374	0.83%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$33.80	—	—	—	25.14%
	Highest contract charges 1.70% Class IB	$29.78	—	—	—	24.45%
	All contract charges	—	1,630	$51,840	1.36%	—
2018	Lowest contract charges 0.50% Class IB	$31.13	—	—	—	(13.74)%
	Highest contract charges 1.70% Class IB	$23.93	—	—	—	(14.78)%
	All contract charges	—	1,801	$45,894	1.18%	—
2017	Lowest contract charges 0.50% Class IB	$36.09	—	—	—	11.77%
	Highest contract charges 1.70% Class IB	$28.08	—	—	—	10.42%
	All contract charges	—	2,037	$60,755	1.00%	—
2016	Lowest contract charges 0.50% Class IB	$32.29	—	—	—	17.08%
	Highest contract charges 1.70% Class IB	$25.43	—	—	—	15.64%
	All contract charges	—	2,386	$64,669	1.24%	—
2015	Lowest contract charges 0.50% Class IB	$27.58	—	—	—	(4.00)%
	Highest contract charges 1.70% Class IB	$21.99	—	—	—	(5.17)%
	All contract charges	—	2,580	$59,901	0.73%	—

EQ/Moderate Allocation
2019	1.15% contract charge Class A	$77.73	211	$16,421	1.57%	14.21%
2018	1.15% contract charge Class A	$68.06	243	$16,517	1.51%	(5.86)%
2017	1.15% contract charge Class A	$72.30	265	$19,157	1.21%	9.76%
2016	1.15% contract charge Class A	$65.87	292	$19,254	0.86%	4.16%
2015	1.15% contract charge Class A	$63.24	316	$19,959	0.79%	(2.03)%

EQ/Moderate Allocation
2019	Lowest contract charges 0.50% Class B	$90.99	—	—	—	14.96%
	Highest contract charges 1.70% Class B	$60.28	—	—	—	13.59%
	All contract charges	—	1,892	$125,628	1.57%	—
2018	Lowest contract charges 0.50% Class B	$79.15	—	—	—	(5.24)%
	Highest contract charges 1.70% Class B	$53.07	—	—	—	(6.40)%
	All contract charges	—	2,071	$120,625	1.51%	—

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation (Continued)
2017	Lowest contract charges 0.50% Class B	$83.53	—	—	—	10.49%
	Highest contract charges 1.70% Class B	$56.70	—	—	—	9.16%
	All contract charges	—	2,257	$139,898	1.21%	—
2016	Lowest contract charges 0.50% Class B	$75.60	—	—	—	4.84%
	Highest contract charges 1.70% Class B	$51.94	—	—	—	3.57%
	All contract charges	—	2,511	$142,295	0.86%	—
2015	Lowest contract charges 0.50% Class B	$72.11	—	—	—	(1.38)%
	Highest contract charges 1.70% Class B	$50.15	—	—	—	(2.56)%
	All contract charges	—	2,861	$156,117	0.79%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charges 1.15% Class B	$19.36	—	—	—	18.63%
	Highest contract charges 1.70% Class B	$19.56	—	—	—	17.90%
	All contract charges	—	3,712	$68,824	1.51%	—
2018	Lowest contract charges 1.15% Class B	$16.32	—	—	—	(7.90)%
	Highest contract charges 1.70% Class B	$16.59	—	—	—	(8.39)%
	All contract charges	—	4,129	$64,788	1.52%	—
2017	Lowest contract charges 1.15% Class B	$17.72	—	—	—	13.59%
	Highest contract charges 1.70% Class B	$18.11	—	—	—	12.91%
	All contract charges	—	4,621	$78,911	1.33%	—
2016	Lowest contract charges 1.15% Class B	$15.60	—	—	—	6.05%
	Highest contract charges 1.70% Class B	$16.04	—	—	—	5.46%
	All contract charges	—	5,200	$78,435	0.87%	—
2015	Lowest contract charges 1.15% Class B	$14.71	—	—	—	(2.45)%
	Highest contract charges 1.70% Class B	$15.21	—	—	—	(2.94)%
	All contract charges	—	5,785	$82,517	0.86%	—

EQ/Money Market
2019	1.15% contract charge Class IA	$30.34	82	$2,476	1.51%	0.36%
2018	1.15% contract charge Class IA	$30.23	90	$2,716	1.25%	0.10%
2017	1.15% contract charge Class IA	$30.20	90	$2,711	0.39%	(0.76)%
2016	1.15% contract charge Class IA	$30.43	89	$2,700	0.00%	(1.14)%
2015	1.15% contract charge Class IA	$30.78	106	$3,249	0.00%	(1.16)%

EQ/Money Market
2019	Lowest contract charges 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charges 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	841	$22,524	1.51%	—
2018	Lowest contract charges 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charges 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	979	$26,226	1.25%	—
2017	Lowest contract charges 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charges 1.70% Class IB	$23.88	—	—	—	(1.32)%
	All contract charges	—	925	$24,693	0.39%	—
2016	Lowest contract charges 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charges 1.70% Class IB	$24.20	—	—	—	(1.67)%
	All contract charges	—	1,071	$28,766	0.00%	—
2015	Lowest contract charges 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charges 1.70% Class IB	$24.61	—	—	—	(1.72)%
	All contract charges	—	1,133	$30,813	0.00%	—

EQ/Quality Bond PLUS
2019	Lowest contract charges 0.50% Class IB	$21.51	—	—	—	5.13%
	Highest contract charges 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	1,559	$26,219	1.53%	—
2018	Lowest contract charges 0.50% Class IB	$20.46	—	—	—	(0.39)%
	Highest contract charges 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	1,675	$27,079	1.65%	—

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS (Continued)
2017	Lowest contract charges 0.50% Class IB	$20.54	—	—	—	0.88%
	Highest contract charges 1.70% Class IB	$15.31	—	—	—	(0.33)%
	All contract charges	—	1,900	$31,080	1.14%	—
2016	Lowest contract charges 0.50% Class IB	$20.36	—	—	—	0.69%
	Highest contract charges 1.70% Class IB	$15.36	—	—	—	(0.52)%
	All contract charges	—	2,092	$34,262	1.03%	—
2015	Lowest contract charges 0.50% Class IB	$20.22	—	—	—	(0.30)%
	Highest contract charges 1.70% Class IB	$15.44	—	—	—	(1.47)%
	All contract charges	—	2,498	$41,622	1.04%	—

EQ/Small Company Index
2019	Lowest contract charges 0.50% Class IB	$41.44	—	—	—	24.59%
	Highest contract charges 1.70% Class IB	$31.73	—	—	—	23.08%
	All contract charges	—	475	$16,121	1.07%	—
2018	Lowest contract charges 0.50% Class IB	$33.26	—	—	—	(11.78)%
	Highest contract charges 1.70% Class IB	$25.78	—	—	—	(12.85)%
	All contract charges	—	519	$14,317	0.92%	—
2017	Lowest contract charges 1.15% Class IB	$33.07	—	—	—	12.71%
	Highest contract charges 1.70% Class IB	$29.58	—	—	—	12.09%
	All contract charges	—	578	$18,188	0.99%	—
2016	Lowest contract charges 1.15% Class IB	$29.34	—	—	—	19.17%
	Highest contract charges 1.70% Class IB	$26.39	—	—	—	18.50%
	All contract charges	—	679	$19,005	1.11%	—
2015	Lowest contract charges 1.15% Class IB	$24.62	—	—	—	(5.67)%
	Highest contract charges 1.70% Class IB	$22.27	—	—	—	(6.19)%
	All contract charges	—	757	$17,839	0.88%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charges 1.15% Class IB	$14.56	—	—	—	19.54%
	Highest contract charges 1.60% Class IB	$13.71	—	—	—	19.01%
	All contract charges	—	326	$4,599	1.76%	—
2018	Lowest contract charges 1.15% Class IB	$12.18	—	—	—	(13.25)%
	Highest contract charges 1.60% Class IB	$11.52	—	—	—	(13.58)%
	All contract charges	—	362	$4,290	2.75%	—
2017	Lowest contract charges 1.15% Class IB	$14.04	—	—	—	19.90%
	Highest contract charges 1.60% Class IB	$13.33	—	—	—	19.34%
	All contract charges	—	389	$5,310	1.36%	—
2016	Lowest contract charges 1.15% Class IB	$11.71	—	—	—	4.09%
	Highest contract charges 1.60% Class IB	$11.17	—	—	—	3.62%
	All contract charges	—	409	$4,668	0.66%	—
2015	Lowest contract charges 1.15% Class IB	$11.25	—	—	—	(3.76)%
	Highest contract charges 1.60% Class IB	$10.78	—	—	—	(4.26)%
	All contract charges	—	466	$5,111	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$45.67	—	—	—	37.19%
	Highest contract charge 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract charges	—	944	$36,434	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$33.29	—	—	—	1.77%
	Highest contract charge 1.70% Class IB	$27.09	—	—	—	0.56%
	All contract charges	—	1,023	$29,037	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$32.71	—	—	—	38.43%
	Highest contract charge 1.70% Class IB	$26.94	—	—	—	36.75%
	All contract charges	—	1,148	$32,312	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$23.63	—	—	—	8.39%
	Highest contract charge 1.60% Class IB	$20.00	—	—	—	7.18%
	All contract charges	—	1,131	$23,152	0.01%	—

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2015	Lowest contract charge 0.50% Class IB	$21.80	—	—	—	5.77%
	Highest contract charge 1.60% Class IB	$18.66	—	—	—	4.60%
	All contract charges	—	1,326	$25,314	0.00%	—

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/JANUS ENTERPRISE(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/BALANCED STRATEGY(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company since 1996.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$132,386,517	$780,344,039	$84,565,838	$286,839,692	$460,874,670	$468,874,723
Receivable for shares of the Portfolios sold	11,970	78,789	147,326	45,944	137,298	—
Receivable for policy-related transactions	—	—	—	—	—	590,873

Total assets	132,398,487	780,422,828	84,713,164	286,885,636	461,011,968	469,465,596

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	590,872
Payable for policy-related transactions	11,970	78,789	147,326	45,943	137,298	—

Total liabilities	11,970	78,789	147,326	45,943	137,298	590,872

Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Net Assets:
Accumulation unit values	$132,273,328	$780,265,287	$84,475,007	$286,744,594	$460,531,529	$468,548,665
Retained by AXA Equitable in Separate Account No. 49	113,189	78,752	90,831	95,099	343,141	326,059

Total Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Investments in shares of the Portfolios, at cost	$141,091,412	$665,686,272	$72,202,878	$269,100,366	$421,919,749	$470,361,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300
Receivable for shares of the Portfolios sold	47,283	228,881	87,466	18,952	80,867	198,721

Total assets	480,561,138	2,315,285,373	353,351,744	170,079,531	843,276,017	853,889,021

Liabilities:
Payable for policy-related transactions	47,283	228,881	87,466	18,952	80,867	198,721

Total liabilities	47,283	228,881	87,466	18,952	80,867	198,721

Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Net Assets:
Accumulation unit values	$480,449,205	$2,315,011,408	$353,244,512	$170,029,875	$842,996,835	$853,548,730
Retained by AXA Equitable in Separate Account No. 49	64,650	45,084	19,766	30,704	198,315	141,570

Total Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Investments in shares of the Portfolios, at cost	$505,343,852	$2,171,530,939	$289,050,523	$174,106,514	$503,453,953	$858,701,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$129,071,152	$72,665,707	$894,572,555	$1,210,032,098	$2,056,983,874	$634,097,121
Receivable for shares of the Portfolios sold	5,432	5,016	13,907	411,868	321,054	29,546

Total assets	129,076,584	72,670,723	894,586,462	1,210,443,966	2,057,304,928	634,126,667

Liabilities:
Payable for policy-related transactions	5,432	5,016	13,908	411,868	321,054	29,546

Total liabilities	5,432	5,016	13,908	411,868	321,054	29,546

Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Net Assets:
Accumulation unit values	$129,062,331	$72,659,289	$894,482,382	$1,209,861,003	$2,056,845,295	$634,016,300
Retained by AXA Equitable in Separate Account No. 49	8,821	6,418	90,172	171,095	138,579	80,821

Total Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Investments in shares of the Portfolios, at cost	$111,167,026	$70,067,220	$897,998,496	$1,196,616,029	$1,379,221,068	$588,439,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,889
Receivable for shares of the Portfolios sold	22,672	51,168	128,547	471,146	45,499	124,232

Total assets	108,156,742	1,003,696,408	818,692,519	638,767,525	158,495,397	845,279,121

Liabilities:
Payable for policy-related transactions	22,672	51,168	128,547	471,146	45,499	124,231

Total liabilities	22,672	51,168	128,547	471,146	45,499	124,231

Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Net Assets:
Accumulation unit values	$108,126,980	$1,003,495,945	$818,537,892	$638,272,606	$158,441,726	$845,097,502
Retained by AXA Equitable in Separate Account No. 49	7,090	149,295	26,080	23,773	8,172	57,388

Total Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Investments in shares of the Portfolios, at cost	$105,339,341	$940,462,054	$645,035,325	$478,253,696	$156,857,497	$702,842,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$650,654,557	$389,886,239	$465,009,116	$1,500,757,938	$761,949,743	$3,062,935,781
Receivable for shares of the Portfolios sold	271,518	121,390	120,367	194,026	1,065,641	481,373

Total assets	650,926,075	390,007,629	465,129,483	1,500,951,964	763,015,384	3,063,417,154

Liabilities:
Payable for policy-related transactions	271,518	121,390	120,366	194,026	1,065,642	481,373

Total liabilities	271,518	121,390	120,366	194,026	1,065,642	481,373

Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Net Assets:
Accumulation unit values	$650,621,755	$389,696,159	$464,970,120	$1,500,468,079	$761,787,590	$3,062,780,706
Retained by AXA Equitable in Separate Account No. 49	32,802	190,080	38,997	289,859	162,152	155,075

Total Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Investments in shares of the Portfolios, at cost	$591,543,051	$344,175,132	$402,171,050	$1,184,036,018	$613,350,364	$2,205,453,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,747	$672,452,802
Receivable for shares of the Portfolios sold	227,894	700,690	234,634	158,457	717,562	64,781

Total assets	452,650,856	2,403,071,636	840,060,287	1,080,954,489	3,950,085,309	672,517,583

Liabilities:
Payable for policy-related transactions	227,894	700,690	234,634	158,457	717,563	64,781

Total liabilities	227,894	700,690	234,634	158,457	717,563	64,781

Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Net Assets:
Accumulation unit values	$452,360,546	$2,402,264,532	$839,769,689	$1,080,688,732	$3,949,020,220	$672,322,997
Retained by AXA Equitable in Separate Account No. 49	62,416	106,414	55,964	107,300	347,526	129,805

Total Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Investments in shares of the Portfolios, at cost	$410,203,195	$1,880,558,483	$701,163,983	$884,818,639	$3,838,506,355	$526,396,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134
Receivable for shares of the Portfolios sold	1,834,243	—	1,750,916	31,500	23,087	—
Receivable for policy-related transactions	—	92,305,531	—	—	—	1,833,594

Total assets	6,753,528,149	839,383,159	805,464,748	501,797,937	244,004,092	693,192,728

Liabilities:
Payable for shares of the Portfolios purchased	—	92,305,531	—	—	—	1,833,594
Payable for policy-related transactions	1,834,243	—	1,750,916	31,500	23,087	—

Total liabilities	1,834,243	92,305,531	1,750,916	31,500	23,087	1,833,594

Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Net Assets:
Accumulation unit values	$6,751,187,028	$747,014,821	$803,701,413	$501,743,396	$243,963,557	$691,308,944
Retained by AXA Equitable in Separate Account No. 49	506,878	62,807	12,419	23,041	17,448	50,190

Total Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Investments in shares of the Portfolios, at cost	$6,417,846,737	$747,082,122	$787,513,785	$511,649,769	$237,589,246	$544,813,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	10,981,550

1290 VT GAMCO SMALL COMPANY VALUE	IB	13,027,220

1290 VT SOCIALLY RESPONSIBLE	IB	6,059,866

EQ/400 MANAGED VOLATILITY	IB	13,175,058

EQ/2000 MANAGED VOLATILITY	IB	22,337,210

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	47,479,164

EQ/AB SMALL CAP GROWTH	IB	29,072,011

EQ/AGGRESSIVE ALLOCATION	B	201,289,242

EQ/BALANCED STRATEGY	IB	21,988,840

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	23,264,150

EQ/COMMON STOCK INDEX	IB	23,140,446

EQ/CONSERVATIVE ALLOCATION	B	90,691,176

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,702,614

EQ/CONSERVATIVE STRATEGY	IB	5,880,597

EQ/CONSERVATIVE-PLUS ALLOCATION	B	91,839,860

EQ/CORE BOND INDEX	IB	119,819,385

EQ/EQUITY 500 INDEX	IB	40,534,890

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	56,474,594

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,932,606

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	110,329,706

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	45,741,539

EQ/GROWTH STRATEGY	IB	33,016,894

EQ/INTERMEDIATE GOVERNMENT BOND	IB	15,349,623

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	75,722,946

EQ/INTERNATIONAL EQUITY INDEX	IB	67,066,679

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	29,020,229

EQ/JANUS ENTERPRISE	IB	22,041,811

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	133,245,127

EQ/LARGE CAP GROWTH INDEX	IB	47,260,067

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	87,644,396

EQ/LARGE CAP VALUE INDEX	IB	49,341,097

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	131,618,207

EQ/MID CAP INDEX	IB	58,293,266

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	66,303,622

EQ/MODERATE ALLOCATION	B	283,287,137

EQ/MODERATE GROWTH STRATEGY	IB	37,861,359

EQ/MODERATE-PLUS ALLOCATION	B	608,776,046

EQ/MONEY MARKET	IB	747,073,363

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/QUALITY BOND PLUS	IB	93,042,079

EQ/SMALL COMPANY INDEX	IB	45,696,256

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	20,595,964

MULTIMANAGER TECHNOLOGY	IB	23,335,701

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$16.56	278
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$16.43	1,174
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$16.02	1,377
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	62
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$16.07	654
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$15.83	1,318
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	1,201
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	153
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.48	1,984
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	125
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$15.14	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$78.76	391
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$77.52	1,110
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$118.31	1,236
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	132
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$73.91	760
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$71.59	1,817
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	1,975
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	155
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$68.24	2,207
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	301
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$65.05	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$63.00	5

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$20.92	237
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$27.25	435
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$26.97	370
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	85
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$20.08	386
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$26.15	575
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	569
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	120
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$25.51	647
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$18.87	172
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$18.48	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$16.69	1,821
EQ/400 MANAGED VOLATILITY	1.25%	IB	$16.63	1,850

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$16.58	1,738
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	179
EQ/400 MANAGED VOLATILITY	1.40%	IB	$16.47	2,891
EQ/400 MANAGED VOLATILITY	1.50%	IB	$16.36	2,254
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	1,674
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	1,059
EQ/400 MANAGED VOLATILITY	1.65%	IB	$16.19	3,551
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	447
EQ/400 MANAGED VOLATILITY	1.80%	IB	$16.03	7
EQ/400 MANAGED VOLATILITY	1.90%	IB	$15.92	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$16.80	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$16.52	2,679
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$16.47	3,825
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$16.41	2,504
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	1,134
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$16.30	3,420
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$16.19	4,695
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	2,916
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	1,582
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.03	5,015
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	532
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$15.87	25
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$15.76	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.46	1,570
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.43	5,528
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$9.40	7,473
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	668
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$9.33	3,107
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$9.27	7,400
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	5,960
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	1,702
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$9.18	15,623
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	1,448
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$9.08	12
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$9.02	4

EQ/AB SMALL CAP GROWTH	0.95%	IB	$50.56	2
EQ/AB SMALL CAP GROWTH	1.20%	IB	$47.74	726
EQ/AB SMALL CAP GROWTH	1.25%	IB	$36.95	1,265
EQ/AB SMALL CAP GROWTH	1.30%	IB	$36.52	1,650
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	535
EQ/AB SMALL CAP GROWTH	1.40%	IB	$45.60	1,164
EQ/AB SMALL CAP GROWTH	1.50%	IB	$35.45	2,039
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	1,481
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	528
EQ/AB SMALL CAP GROWTH	1.65%	IB	$34.58	2,536
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	294
EQ/AB SMALL CAP GROWTH	1.80%	IB	$41.58	4
EQ/AB SMALL CAP GROWTH	1.90%	IB	$40.63	—

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	457
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$21.24	1,753

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$23.37	8,491
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$22.05	25,877
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	441
EQ/AGGRESSIVE ALLOCATION	1.40%	B	$20.56	1,727
EQ/AGGRESSIVE ALLOCATION	1.50%	B	$22.42	8,655
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	17,930
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	664
EQ/AGGRESSIVE ALLOCATION	1.65%	B	$21.87	37,498
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	2,702
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	359
EQ/AGGRESSIVE ALLOCATION	1.90%	B	$18.97	31

EQ/BALANCED STRATEGY	1.15%	IB	$11.36	155
EQ/BALANCED STRATEGY	1.30%	IB	$17.54	13,548
EQ/BALANCED STRATEGY	1.35%	IB	$11.32	20
EQ/BALANCED STRATEGY	1.55%	IB	$17.08	3,540
EQ/BALANCED STRATEGY	1.65%	IB	$16.89	2,949
EQ/BALANCED STRATEGY	1.70%	IB	$16.80	197

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$18.92	214
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$18.79	1,016
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$18.67	1,790
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	69
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$18.42	307
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$18.17	674
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	1,179
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	166
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$17.80	3,586
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$17.68	350

EQ/COMMON STOCK INDEX	0.95%	IB	$658.08	—
EQ/COMMON STOCK INDEX	1.20%	IB	$588.92	99
EQ/COMMON STOCK INDEX	1.25%	IB	$29.00	3,378
EQ/COMMON STOCK INDEX	1.30%	IB	$28.33	2,933
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	145
EQ/COMMON STOCK INDEX	1.40%	IB	$538.79	165
EQ/COMMON STOCK INDEX	1.50%	IB	$27.82	5,886
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	213
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	74
EQ/COMMON STOCK INDEX	1.65%	IB	$27.14	4,241
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	24
EQ/COMMON STOCK INDEX	1.80%	IB	$450.76	1
EQ/COMMON STOCK INDEX	1.90%	IB	$431.04	1

EQ/CONSERVATIVE ALLOCATION	0.95%	B	$14.30	12
EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	168
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$13.74	2,249
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$14.30	4,828
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$14.18	10,464
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	1,065
EQ/CONSERVATIVE ALLOCATION	1.40%	B	$13.31	3,998
EQ/CONSERVATIVE ALLOCATION	1.50%	B	$13.72	7,869
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	9,598
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	2,005

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.65%	B	$13.38	18,620
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	1,885
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	184
EQ/CONSERVATIVE ALLOCATION	1.80%	B	$12.47	24

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.02	4,440
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.59	1,817
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.43	1,798
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.35	120

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.99	3,310
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.64	1,192
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.51	1,051
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.44	116

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	191
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$15.53	1,813
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$16.42	6,091
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$16.28	9,724
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	666
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	B	$15.04	3,060
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	B	$15.75	7,742
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	8,651
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	1,309
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	B	$15.37	16,527
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	1,603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	119
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	B	$14.10	41
EQ/CONSERVATIVE-PLUS ALLOCATION	1.90%	B	$13.87	9

EQ/CORE BOND INDEX	0.25%	IB	$10.63	39
EQ/CORE BOND INDEX	0.65%	IB	$11.12	25
EQ/CORE BOND INDEX	0.95%	IB	$16.05	3
EQ/CORE BOND INDEX	1.20%	IB	$15.18	6,181
EQ/CORE BOND INDEX	1.25%	IB	$10.52	833
EQ/CORE BOND INDEX	1.25%	IB	$11.31	12,538
EQ/CORE BOND INDEX	1.30%	IB	$11.18	13,420
EQ/CORE BOND INDEX	1.35%	IB	$14.69	2,191
EQ/CORE BOND INDEX	1.40%	IB	$14.52	9,077
EQ/CORE BOND INDEX	1.50%	IB	$10.85	16,600
EQ/CORE BOND INDEX	1.55%	IB	$14.04	11,662
EQ/CORE BOND INDEX	1.60%	IB	$13.89	4,097
EQ/CORE BOND INDEX	1.65%	IB	$9.88	44
EQ/CORE BOND INDEX	1.65%	IB	$10.58	20,715
EQ/CORE BOND INDEX	1.70%	IB	$13.58	2,183
EQ/CORE BOND INDEX	1.80%	IB	$13.28	46
EQ/CORE BOND INDEX	1.90%	IB	$12.99	4

EQ/EQUITY 500 INDEX	0.25%	IB	$13.88	6
EQ/EQUITY 500 INDEX	0.65%	IB	$30.50	29
EQ/EQUITY 500 INDEX	0.95%	IB	$77.37	2
EQ/EQUITY 500 INDEX	1.20%	IB	$72.48	2,106
EQ/EQUITY 500 INDEX	1.25%	IB	$28.84	1,109
EQ/EQUITY 500 INDEX	1.25%	IB	$32.38	6,388
EQ/EQUITY 500 INDEX	1.30%	IB	$31.95	7,746

The accompanying notes are an integral part of these financial statements.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	1,035
EQ/EQUITY 500 INDEX	1.40%	IB	$68.78	3,018
EQ/EQUITY 500 INDEX	1.50%	IB	$31.07	8,075
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	3,449
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	1,702
EQ/EQUITY 500 INDEX	1.65%	IB	$22.21	134
EQ/EQUITY 500 INDEX	1.65%	IB	$30.30	14,970
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	1,363
EQ/EQUITY 500 INDEX	1.80%	IB	$61.93	59
EQ/EQUITY 500 INDEX	1.90%	IB	$60.32	4

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$16.60	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$16.05	1,492
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$15.94	3,989
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$15.84	6,525
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	575
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.40%	IB	$15.62	2,762
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.50%	IB	$15.41	5,194
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	5,773
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	1,183
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.11	12,047
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.00	1,463
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.80%	IB	$14.80	31

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$19.52	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$18.87	184
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$18.74	255
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$18.62	1,602
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	70
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$18.37	194
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$18.12	374
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	993
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	75
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$17.76	1,995
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	214

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$14.82	3
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	352
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$14.36	723
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$14.27	2,385
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$14.17	19,840
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	270
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.40%	IB	$13.99	1,443
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.50%	IB	$13.82	3,273
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	12,007

The accompanying notes are an integral part of these financial statements.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	656
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IB	$13.55	29,582
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IB	$13.47	2,134
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.80%	IB	$13.29	4

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$31.33	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$29.60	1,206
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$38.34	2,539
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$37.90	3,560
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	514
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$28.29	2,225
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$36.78	3,858
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	4,557
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	682
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.88	4,766
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	626
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$25.83	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$25.25	1

EQ/GROWTH STRATEGY	1.30%	IB	$21.38	15,463
EQ/GROWTH STRATEGY	1.55%	IB	$20.82	6,603
EQ/GROWTH STRATEGY	1.65%	IB	$20.59	7,840
EQ/GROWTH STRATEGY	1.70%	IB	$20.48	424

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$21.11	648
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$11.19	909
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.03	2,690
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	129
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$19.92	997
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$10.74	1,269
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	1,326
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	397
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.47	3,057
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	224

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$16.70	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$15.84	3,530
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$18.31	5,780
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$18.12	6,955
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	721
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$15.19	4,531
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$17.57	6,340
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	7,582
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	2,669
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$17.14	11,396
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$14.27	1,379
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$13.97	18
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$13.68	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$18.52	1
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$17.40	2,290

The accompanying notes are an integral part of these financial statements.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$16.73	4,670
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$16.52	5,615
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	606
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$16.55	3,319
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$16.05	5,829
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	4,923
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	1,442
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$15.66	9,669
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	1,854
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$14.96	14
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$14.59	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$24.55	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$23.18	1,170
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$17.96	2,547
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$17.75	2,554
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	1,250
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$22.14	1,617
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$17.23	3,299
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	2,562
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	728
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$16.81	4,263
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$20.66	422
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$20.19	18
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$19.73	2

EQ/JANUS ENTERPRISE	0.95%	IB	$34.01	2
EQ/JANUS ENTERPRISE	1.20%	IB	$32.77	519
EQ/JANUS ENTERPRISE	1.25%	IB	$32.53	1,512
EQ/JANUS ENTERPRISE	1.30%	IB	$32.28	2,432
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	130
EQ/JANUS ENTERPRISE	1.40%	IB	$31.81	987
EQ/JANUS ENTERPRISE	1.50%	IB	$31.34	2,238
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	2,668
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	271
EQ/JANUS ENTERPRISE	1.65%	IB	$30.65	3,622
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	397
EQ/JANUS ENTERPRISE	1.80%	IB	$29.97	3

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$23.97	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$22.73	6,077
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$28.98	5,541
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$28.67	5,803
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	3,664
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$21.78	7,480
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$27.80	5,352
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	7,423
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	5,774
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$27.12	12,155
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	1,694
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$20.00	62
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$19.58	8

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$24.33	4
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$23.09	1,829
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$40.06	1,928
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$39.64	2,731
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,041
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$22.14	3,075
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$38.44	2,638
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	5,210
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	1,875
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$37.50	4,432
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	1,105
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$20.36	21
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$19.93	2

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$46.33	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$43.75	5,052
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$37.08	9,265
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$36.65	10,663
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	2,570
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$41.78	7,649
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$35.58	12,173
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	9,542
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	3,706
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$34.70	18,662
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	1,628
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$38.11	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$37.24	8

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$13.73	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$13.24	1,231
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$13.15	4,062
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$13.05	5,334
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	305
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$12.87	1,841
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$12.68	4,942
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	4,596
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	693
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$12.41	10,673
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	1,913
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$12.14	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$28.10	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$26.58	8,332
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$22.21	13,176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$21.96	12,008
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	3,853
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$25.42	11,984
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$21.31	16,919
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	10,691
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	5,480
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$20.79	19,856
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	2,018
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$23.25	115
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$22.73	19

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.95%	IB	$26.90	—
EQ/MID CAP INDEX	1.20%	IB	$25.62	2,698
EQ/MID CAP INDEX	1.25%	IB	$29.48	3,538
EQ/MID CAP INDEX	1.30%	IB	$29.19	3,386
EQ/MID CAP INDEX	1.35%	IB	$24.88	329
EQ/MID CAP INDEX	1.40%	IB	$24.63	3,633
EQ/MID CAP INDEX	1.50%	IB	$28.29	4,343
EQ/MID CAP INDEX	1.55%	IB	$23.92	4,222
EQ/MID CAP INDEX	1.60%	IB	$23.69	1,625
EQ/MID CAP INDEX	1.65%	IB	$27.59	6,534
EQ/MID CAP INDEX	1.70%	IB	$23.23	1,159
EQ/MID CAP INDEX	1.80%	IB	$22.77	13
EQ/MID CAP INDEX	1.90%	IB	$22.33	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$35.38	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$33.41	2,610
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$29.28	4,911
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.95	4,219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	321
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$31.91	3,782
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$28.10	6,643
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	3,783
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	1,526
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$27.41	8,009
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	890
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$29.10	20
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$28.44	3

EQ/MODERATE ALLOCATION	0.95%	B	$78.01	—
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	168
EQ/MODERATE ALLOCATION	1.20%	B	$71.59	1,633
EQ/MODERATE ALLOCATION	1.25%	B	$17.63	23,260
EQ/MODERATE ALLOCATION	1.30%	B	$17.39	47,218
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	488
EQ/MODERATE ALLOCATION	1.40%	B	$66.84	2,875
EQ/MODERATE ALLOCATION	1.50%	B	$16.91	30,087
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	8,576
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	1,242
EQ/MODERATE ALLOCATION	1.65%	B	$16.50	68,967
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	1,553
EQ/MODERATE ALLOCATION	1.80%	B	$58.23	17
EQ/MODERATE ALLOCATION	1.90%	B	$56.25	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.75	19,831
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.23	7,923
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.02	6,327
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.92	416

EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$19.99	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	917
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$19.20	4,837
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$21.08	33,870
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$20.91	66,819
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,631

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.40%	B	$18.59	8,348
EQ/MODERATE-PLUS ALLOCATION	1.50%	B	$20.22	37,691
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	54,831
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	3,145
EQ/MODERATE-PLUS ALLOCATION	1.65%	B	$19.73	118,808
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	8,814
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.57	674
EQ/MODERATE-PLUS ALLOCATION	1.80%	B	$17.43	26

EQ/MONEY MARKET	—%	IB	$45.86	10
EQ/MONEY MARKET++	0.65%	IB	$1.02	6,316
EQ/MONEY MARKET++	0.65%	IB	$102.55	138
EQ/MONEY MARKET	0.95%	IB	$31.78	—
EQ/MONEY MARKET	1.15%	IB	$29.40	15
EQ/MONEY MARKET++	1.15%	IB	$29.52	6,817
EQ/MONEY MARKET	1.20%	IB	$28.83	443
EQ/MONEY MARKET++	1.25%	IB	$1.00	141,247
EQ/MONEY MARKET	1.25%	IB	$9.73	2,118
EQ/MONEY MARKET++	1.25%	IB	$100.45	1,288
EQ/MONEY MARKET	1.30%	IB	$9.53	1,610
EQ/MONEY MARKET	1.35%	IB	$27.20	653
EQ/MONEY MARKET++	1.35%	IB	$29.44	531
EQ/MONEY MARKET	1.40%	IB	$26.67	827
EQ/MONEY MARKET	1.50%	IB	$9.33	3,097
EQ/MONEY MARKET	1.55%	IB	$25.15	1,372
EQ/MONEY MARKET	1.55%	IB	$28.07	15
EQ/MONEY MARKET	1.60%	IB	$24.67	572
EQ/MONEY MARKET++	1.65%	IB	$1.00	8,797
EQ/MONEY MARKET	1.65%	IB	$9.11	3,444
EQ/MONEY MARKET++	1.65%	IB	$100.09	262
EQ/MONEY MARKET	1.70%	IB	$23.72	195
EQ/MONEY MARKET	1.80%	IB	$22.81	—

EQ/QUALITY BOND PLUS	1.20%	IB	$17.87	3,578
EQ/QUALITY BOND PLUS	1.25%	IB	$11.47	6,929
EQ/QUALITY BOND PLUS	1.30%	IB	$11.32	10,881
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	409
EQ/QUALITY BOND PLUS	1.40%	IB	$16.94	5,845
EQ/QUALITY BOND PLUS	1.50%	IB	$11.01	9,642
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	7,781
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	1,933
EQ/QUALITY BOND PLUS	1.65%	IB	$10.74	13,530
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	1,387
EQ/QUALITY BOND PLUS	1.80%	IB	$15.23	17
EQ/QUALITY BOND PLUS	1.90%	IB	$14.83	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$37.51	1
EQ/SMALL COMPANY INDEX	1.20%	IB	$35.48	894
EQ/SMALL COMPANY INDEX	1.25%	IB	$30.26	1,740
EQ/SMALL COMPANY INDEX	1.30%	IB	$29.92	2,548
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	276
EQ/SMALL COMPANY INDEX	1.40%	IB	$33.93	1,458
EQ/SMALL COMPANY INDEX	1.50%	IB	$29.04	2,254
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	2,229

The accompanying notes are an integral part of these financial statements.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	577
EQ/SMALL COMPANY INDEX	1.65%	IB	$28.32	3,823
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	521
EQ/SMALL COMPANY INDEX	1.80%	IB	$31.03	2
EQ/SMALL COMPANY INDEX	1.90%	IB	$30.34	1

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$14.47	653
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$14.37	1,492
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$14.27	2,962
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	144
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$14.08	931
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$13.89	1,846
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	2,287
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	366
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$13.61	5,844
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$13.52	1,024
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$13.34	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$42.09	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$40.22	958
MULTIMANAGER TECHNOLOGY	1.25%	IB	$46.61	1,490
MULTIMANAGER TECHNOLOGY	1.30%	IB	$46.18	2,098
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	209
MULTIMANAGER TECHNOLOGY	1.40%	IB	$38.78	1,854
MULTIMANAGER TECHNOLOGY	1.50%	IB	$44.72	2,516
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	2,845
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	733
MULTIMANAGER TECHNOLOGY	1.65%	IB	$43.62	3,301
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	403
MULTIMANAGER TECHNOLOGY	1.80%	IB	$36.04	9

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,467,496	$4,445,413	$718,423	$2,648,397	$3,991,763	$8,294,467
Expenses:
Asset-based charges	1,983,722	11,342,015	1,157,087	4,105,314	6,532,944	7,211,162

Net Investment Income (Loss)	3,483,774	(6,896,602)	(438,664)	(1,456,917)	(2,541,181)	1,083,305

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(692,210)	31,852,730	1,602,915	2,816,556	4,150,675	(438,036)
Net realized gain distribution from the Portfolios	2,121,896	19,721,294	1,302,326	7,235,709	18,117,136	—

Net realized gain (loss)	1,429,686	51,574,024	2,905,241	10,052,265	22,267,811	(438,036)

Net change in unrealized appreciation (depreciation) of investments.	4,461,762	103,508,925	16,834,644	48,731,806	70,871,616	4,225,330

Net Realized and Unrealized Gain (Loss) on Investments	5,891,448	155,082,949	19,739,885	58,784,071	93,139,427	3,787,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,375,222	$148,186,347	$19,301,221	$57,327,154	$90,598,246	$4,870,599

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$779,261	$34,168,825	$5,145,705	$555,126	$11,377,555	$13,972,095
Expenses:
Asset-based charges	6,969,864	33,819,362	4,997,556	2,379,879	11,712,471	13,014,740

Net Investment Income (Loss)	(6,190,603)	349,463	148,149	(1,824,753)	(334,916)	957,355

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,996,430)	45,009,049	10,720,401	(3,252,399)	57,075,293	(5,135,629)
Net realized gain distribution from the Portfolios	45,932,682	172,482,463	6,303,526	2,384,468	36,384,297	17,695,720

Net realized gain (loss)	39,936,252	217,491,512	17,023,927	(867,931)	93,459,590	12,560,091

Net change in unrealized appreciation (depreciation) of investments.	72,838,354	237,684,624	29,539,698	44,972,818	105,641,114	50,605,205

Net Realized and Unrealized Gain (Loss) on Investments	112,774,606	455,176,136	46,563,625	44,104,887	199,100,704	63,165,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,584,003	$455,525,599	$46,711,774	$42,280,134	$198,765,788	$64,122,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,879,785	$1,085,953	$13,939,211	$22,857,555	$30,193,831	$16,191,596
Expenses:
Asset-based charges	1,905,249	1,065,413	13,366,448	18,053,480	28,657,511	9,449,500

Net Investment Income (Loss)	(25,464)	20,540	572,763	4,804,075	1,536,320	6,742,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,510,746	814,772	(228,512)	(583,804)	141,306,309	13,949,205
Net realized gain distribution from the Portfolios	1,747,309	423,273	32,505,393	—	38,247,457	12,073,747

Net realized gain (loss)	5,258,055	1,238,045	32,276,881	(583,804)	179,553,766	26,022,952

Net change in unrealized appreciation (depreciation) of investments.	9,444,200	4,055,787	67,146,633	53,125,953	304,472,944	54,373,674

Net Realized and Unrealized Gain (Loss) on Investments	14,702,255	5,293,832	99,423,514	52,542,149	484,026,710	80,396,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,676,791	$5,314,372	$99,996,277	$57,346,224	$485,563,030	$87,138,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$915,734	$19,691,659	$10,367,699	$9,334,335	$2,499,278	$15,920,977
Expenses:
Asset-based charges	1,535,535	15,056,653	11,635,032	9,256,239	2,378,370	12,093,209

Net Investment Income (Loss)	(619,801)	4,635,006	(1,267,333)	78,096	120,908	3,827,768

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,320,238	44,405,493	32,550,892	29,335,328	150,845	17,093,227
Net realized gain distribution from the Portfolios	5,826,446	49,136,205	22,106,656	11,530,397	—	14,966,525

Net realized gain (loss)	8,146,684	93,541,698	54,657,548	40,865,725	150,845	32,059,752

Net change in unrealized appreciation (depreciation) of investments.	13,993,949	85,030,845	111,998,095	66,228,818	3,998,244	117,550,128

Net Realized and Unrealized Gain (Loss) on Investments	22,140,633	178,572,543	166,655,643	107,094,543	4,149,089	149,609,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,520,832	$183,207,549	$165,388,310	$107,172,639	$4,269,997	$153,437,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,565,896	$8,489,446	$75,300	$18,130,683	$4,427,843	$12,229,759
Expenses:
Asset-based charges	9,222,800	5,507,746	6,633,234	21,167,875	10,534,970	42,984,460

Net Investment Income (Loss)	8,343,096	2,981,700	(6,557,934)	(3,037,192)	(6,107,127)	(30,754,701)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,637,695	7,203,985	14,574,937	59,064,606	25,882,942	154,153,002
Net realized gain distribution from the Portfolios	—	8,187,948	28,251,860	93,792,056	51,602,041	234,721,121

Net realized gain (loss)	13,637,695	15,391,933	42,826,797	152,856,662	77,484,983	388,874,123

Net change in unrealized appreciation (depreciation) of investments.	92,876,712	52,654,828	92,204,918	203,096,835	129,539,917	437,896,201

Net Realized and Unrealized Gain (Loss) on Investments	106,514,407	68,046,761	135,031,715	355,953,497	207,024,900	826,770,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,857,503	$71,028,461	$128,473,781	$352,916,305	$200,917,773	$796,015,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,488,470	$44,146,119	$8,975,339	$14,233,600	$62,214,759	$9,804,601
Expenses:
Asset-based charges	6,431,113	33,859,064	12,061,231	15,395,556	59,053,647	9,689,014

Net Investment Income (Loss)	3,057,357	10,287,055	(3,085,892)	(1,161,956)	3,161,112	115,587

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,522,549	78,647,387	42,133,258	59,988,045	40,966,079	26,405,676
Net realized gain distribution from the Portfolios	23,427,760	138,762,239	32,821,116	58,731,476	183,719,996	15,323,709

Net realized gain (loss)	36,950,309	217,409,626	74,954,374	118,719,521	224,686,075	41,729,385

Net change in unrealized appreciation (depreciation) of investments	50,487,333	261,972,813	98,142,095	111,411,085	286,402,173	60,102,991

Net Realized and Unrealized Gain (Loss) on Investments	87,437,642	479,382,439	173,096,469	230,130,606	511,088,248	101,832,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,494,999	$489,669,494	$170,010,577	$228,968,650	$514,249,360	$101,947,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$101,707,670	$8,887,411	$12,716,855	$5,228,681	$4,252,228	$970,720
Expenses:
Asset-based charges	100,260,575	7,684,751	12,087,665	7,163,002	3,590,066	9,684,799

Net Investment Income (Loss)	1,447,095	1,202,660	629,190	(1,934,321)	662,162	(8,714,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	146,664,525	(12,642)	2,302,983	4,566,816	4,796,885	50,490,465
Net realized gain distribution from the Portfolios	410,670,935	27,383	—	30,003,456	15,045,179	59,557,475

Net realized gain (loss)	557,335,460	14,741	2,302,983	34,570,272	19,842,064	110,047,940

Net change in unrealized appreciation (depreciation) of investments.	550,504,097	(8,537)	30,548,247	67,837,691	21,142,328	93,408,208

Net Realized and Unrealized Gain (Loss) on Investments	1,107,839,557	6,204	32,851,230	102,407,963	40,984,392	203,456,148

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,109,286,652	$1,208,864	$33,480,420	$100,473,642	$41,646,554	$194,742,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,483,774	$(101,111)	$(6,896,602)	$(8,434,382)	$(438,664)	$(391,882)
Net realized gain (loss)	1,429,686	4,360,717	51,574,024	87,864,337	2,905,241	3,172,665
Net change in unrealized appreciation (depreciation) of investments	4,461,762	(13,589,362)	103,508,925	(224,416,731)	16,834,644	(6,972,907)

Net increase (decrease) in net assets resulting from operations	9,375,222	(9,329,756)	148,186,347	(144,986,776)	19,301,221	(4,192,124)

From Contractowners Transactions:
Payments received from contractowners	304,489	418,693	1,671,846	1,967,740	200,185	133,263
Transfers between Variable Investment Options including guaranteed interest account, net	(174,880)	584,657	(9,310,631)	(22,606,504)	3,926,378	3,188,514
Redemptions for contract benefits and terminations	(9,902,227)	(10,723,753)	(56,408,026)	(62,919,181)	(5,835,142)	(5,236,346)
Contract maintenance charges	(2,507,695)	(2,581,824)	(13,217,709)	(14,150,062)	(1,213,390)	(1,092,433)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,280,313)	(12,302,227)	(77,264,520)	(97,708,007)	(2,921,969)	(3,007,002)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(14)	22	8	—	(5)	—

Net Increase (Decrease) in net assets	(2,905,105)	(21,631,961)	70,921,835	(242,694,783)	16,379,247	(7,199,126)
Net Assets — Beginning of Year	135,291,622	156,923,583	709,422,204	952,116,987	68,186,591	75,385,717

Net Assets — End of Year	$132,386,517	$135,291,622	$780,344,039	$709,422,204	$84,565,838	$68,186,591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,456,917)	$(1,839,497)	$(2,541,181)	$(3,839,368)	$1,083,305	$(1,056,693)
Net realized gain (loss)	10,052,265	30,597,894	22,267,811	42,400,907	(438,036)	(1,118,458)
Net change in unrealized appreciation (depreciation) of investments	48,731,806	(69,121,915)	70,871,616	(99,702,849)	4,225,330	270,901

Net increase (decrease) in net assets resulting from operations	57,327,154	(40,363,518)	90,598,246	(61,141,310)	4,870,599	(1,904,250)

From Contractowners Transactions:
Payments received from contractowners	619,490	731,291	1,486,168	1,800,137	5,032,635	3,380,502
Transfers between Variable Investment Options including guaranteed interest account, net .	(308,700)	(6,476,836)	(2,376,650)	(7,454,208)	24,133,902	40,449,873
Redemptions for contract benefits and terminations	(23,800,199)	(28,076,221)	(36,051,337)	(42,805,540)	(51,928,460)	(52,318,983)
Contract maintenance charges	(4,454,779)	(4,766,135)	(6,765,659)	(7,365,109)	(10,071,447)	(9,833,761)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,944,188)	(38,587,901)	(43,707,478)	(55,824,720)	(32,833,370)	(18,322,369)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	5	45	(7)

Increase (Decrease) in Net Assets	29,382,966	(78,951,419)	46,890,768	(116,966,025)	(27,962,726)	(20,226,626)
Net Assets — Beginning of Year	257,456,727	336,408,146	413,983,902	530,949,927	496,837,450	517,064,076

Net Assets — End of Year	$286,839,693	$257,456,727	$460,874,670	$413,983,902	$468,874,724	$496,837,450

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/BALANCED STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,190,603)	$(7,012,532)	$349,463	$(124,222)	$148,149	$(1,059,867)
Net realized gain (loss)	39,936,252	90,841,723	217,491,512	202,022,903	17,023,927	21,430,211
Net change in unrealized appreciation (depreciation) of investments	72,838,354	(125,496,874)	237,684,624	(437,692,483)	29,539,698	(40,615,924)

Net increase (decrease) in net assets resulting from operations	106,584,003	(41,667,683)	455,525,599	(235,793,802)	46,711,774	(20,245,580)

From Contractowners Transactions:
Payments received from contractowners	1,593,594	1,383,366	5,395,044	6,627,688	2,785,582	517,565
Transfers between Variable Investment Options including guaranteed interest account, net	(7,454,110)	6,246,766	(32,549,400)	(16,961,621)	1,989,955	2,865,469
Redemptions for contract benefits and terminations	(38,453,635)	(39,321,006)	(173,827,581)	(170,485,464)	(38,412,410)	(46,875,619)
Contract maintenance charges	(7,246,637)	(7,416,805)	(41,781,147)	(42,389,895)	(6,225,637)	(6,574,265)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,560,788)	(39,107,679)	(242,763,084)	(223,209,292)	(39,862,510)	(50,066,850)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	5	(8)	24	(26)	—	11

Increase (Decrease) in Net Assets	55,023,220	(80,775,370)	212,762,539	(459,003,120)	6,849,264	(70,312,419)
Net Assets — Beginning of Year	425,490,635	506,266,005	2,102,293,953	2,561,297,073	346,415,014	416,727,433

Net Assets — End of Year	$480,513,855	$425,490,635	$2,315,056,492	$2,102,293,953	$353,264,278	$346,415,014

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,824,753)	$3,209,810	$(334,916)	$(1,559,113)	$957,355	$(445,591)
Net realized gain (loss)	(867,931)	85,674,376	93,459,590	103,628,590	12,560,091	14,482,658
Net change in unrealized appreciation (depreciation) of investments	44,972,818	(106,565,640)	105,641,114	(156,701,237)	50,605,205	(42,124,407)

Net increase (decrease) in net assets resulting from operations	42,280,134	(17,681,454)	198,765,788	(54,631,760)	64,122,651	(28,087,340)

From Contractowners Transactions:
Payments received from contractowners	796,256	580,132	4,929,661	2,482,443	10,005,057	10,859,855
Transfers between Variable Investment Options including guaranteed interest account, net	6,110,922	(1,343,726)	(9,735,953)	(20,206,101)	35,361,147	26,142,133
Redemptions for contract benefits and terminations	(13,300,599)	(14,089,772)	(72,327,997)	(72,564,119)	(107,096,503)	(119,675,667)
Contract maintenance charges	(3,203,997)	(3,128,084)	(11,536,756)	(11,632,447)	(19,996,674)	(20,269,238)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,597,418)	(17,981,450)	(88,671,045)	(101,920,224)	(81,726,973)	(102,942,917)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	14	(4)	7	14

Increase (Decrease) in Net Assets	32,682,716	(35,662,904)	110,094,757	(156,551,988)	(17,604,315)	(131,030,243)
Net Assets — Beginning of Year	137,377,863	173,040,767	733,100,393	889,652,381	871,294,615	1,002,324,858

Net Assets — End of Year	$170,060,579	$137,377,863	$843,195,150	$733,100,393	$853,690,300	$871,294,615

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(25,464)	$(464,771)	$20,540	$(229,594)	$572,763	$(699,245)
Net realized gain (loss)	5,258,055	7,315,857	1,238,045	2,863,605	32,276,881	41,723,329
Net change in unrealized appreciation (depreciation) of investments	9,444,200	(13,403,530)	4,055,787	(4,842,364)	67,146,633	(88,822,844)

Net increase (decrease) in net assets resulting from operations	14,676,791	(6,552,444)	5,314,372	(2,208,353)	99,996,277	(47,798,760)

From Contractowners Transactions:
Payments received from contractowners	430,919	291,743	407,202	223,870	8,320,606	8,021,758
Transfers between Variable Investment Options including guaranteed interest account, net	1,238,138	(2,423,657)	2,790,983	(37,347)	18,421,485	10,272,618
Redemptions for contract benefits and terminations	(16,178,429)	(17,644,918)	(8,543,772)	(10,742,693)	(96,650,235)	(106,228,886)
Contract maintenance charges	(2,310,948)	(2,433,116)	(1,373,181)	(1,417,142)	(18,049,905)	(18,366,043)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,820,320)	(22,209,948)	(6,718,768)	(11,973,312)	(87,958,049)	(106,300,553)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	—	(16)	22

Increase (Decrease) in Net Assets	(2,143,529)	(28,762,392)	(1,404,396)	(14,181,665)	12,038,212	(154,099,291)
Net Assets — Beginning of Year	131,214,681	159,977,073	74,070,103	88,251,768	882,534,342	1,036,633,633

Net Assets — End of Year	$129,071,152	$131,214,681	$72,665,707	$74,070,103	$894,572,554	$882,534,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,804,075	$4,950,257	$1,536,320	$(1,375,911)	$6,742,096	$8,896,529
Net realized gain (loss)	(583,804)	(4,998,256)	179,553,766	192,208,130	26,022,952	47,806,308
Net change in unrealized appreciation (depreciation) of investments	53,125,953	(17,029,760)	304,472,944	(305,633,821)	54,373,674	(94,488,707)

Net increase (decrease) in net assets resulting from operations	57,346,224	(17,077,759)	485,563,030	(114,801,602)	87,138,722	(37,785,870)

From Contractowners Transactions:
Payments received from contractowners	5,938,409	7,355,141	8,001,300	8,354,172	4,287,558	3,491,798
Transfers between Variable Investment Options including guaranteed interest account, net	24,024,894	60,724,409	(6,421,343)	2,944,120	1,346,174	(11,217,107)
Redemptions for contract benefits and terminations	(119,918,584)	(117,379,305)	(157,373,670)	(167,210,070)	(59,891,893)	(60,732,341)
Contract maintenance charges	(21,125,067)	(20,473,502)	(28,159,270)	(27,520,210)	(12,697,867)	(12,879,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(111,080,348)	(69,773,257)	(183,952,983)	(183,431,988)	(66,956,028)	(81,337,582)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	9	12	(9)	25	(4)

Increase (Decrease) in Net Assets	(53,734,124)	(86,851,007)	301,610,059	(298,233,599)	20,182,719	(119,123,456)
Net Assets — Beginning of Year	1,263,766,222	1,350,617,229	1,755,373,815	2,053,607,414	613,914,402	733,037,858

Net Assets — End of Year	$1,210,032,098	$1,263,766,222	$2,056,983,874	$1,755,373,815	$634,097,121	$613,914,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(619,801)	$(1,094,374)	$4,635,006	$6,859,670	$(1,267,333)	$(4,245,955)
Net realized gain (loss)	8,146,684	20,444,403	93,541,698	290,151,282	54,657,548	111,457,750
Net change in unrealized appreciation (depreciation) of investments	13,993,949	(34,642,371)	85,030,845	(403,588,642)	111,998,095	(224,338,310)

Net increase (decrease) in net assets resulting from operations	21,520,832	(15,292,342)	183,207,549	(106,577,690)	165,388,310	(117,126,515)

From Contractowners Transactions:
Payments received from contractowners	330,918	476,693	4,589,399	4,253,915	2,945,453	3,083,967
Transfers between Variable Investment Options including guaranteed interest account, net	2,502,875	(7,047,665)	(20,015,449)	(8,499,581)	(14,277,693)	(17,510,571)
Redemptions for contract benefits and terminations	(7,884,914)	(10,114,845)	(96,445,766)	(91,522,369)	(61,073,897)	(67,472,634)
Contract maintenance charges	(1,988,847)	(2,145,984)	(19,444,989)	(19,920,708)	(13,845,541)	(14,634,408)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,039,968)	(18,831,801)	(131,316,805)	(115,688,743)	(86,251,678)	(96,533,646)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	(22)	27	—	11

Increase (Decrease) in Net Assets	14,480,864	(34,124,143)	51,890,722	(222,266,406)	79,136,632	(213,660,150)
Net Assets — Beginning of Year	93,653,206	127,777,349	951,754,518	1,174,020,924	739,427,340	953,087,490

Net Assets — End of Year	$108,134,070	$93,653,206	$1,003,645,240	$951,754,518	$818,563,972	$739,427,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,096	$(2,342,067)	$120,908	$(371,704)	$3,827,768	$1,710,664
Net realized gain (loss)	40,865,725	44,852,357	150,845	(633,681)	32,059,752	22,298,109
Net change in unrealized appreciation (depreciation) of investments	66,228,818	(90,874,137)	3,998,244	(245,324)	117,550,128	(175,756,606)

Net increase (decrease) in net assets resulting from operations	107,172,639	(48,363,847)	4,269,997	(1,250,709)	153,437,648	(151,747,833)

From Contractowners Transactions:
Payments received from contractowners	396,583	902,897	1,837,266	440,464	3,192,275	3,574,648
Transfers between Variable Investment Options including guaranteed interest account, net	(3,403,717)	156,837	11,007,289	5,407,249	(7,431,161)	4,148,103
Redemptions for contract benefits and terminations	(62,194,618)	(72,530,066)	(18,004,674)	(16,761,004)	(64,513,060)	(73,440,758)
Contract maintenance charges	(10,811,079)	(11,410,701)	(2,838,824)	(2,752,863)	(14,049,005)	(14,925,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,012,831)	(82,881,033)	(7,998,943)	(13,666,154)	(82,800,951)	(80,643,176)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	—	7	—	7	(13)

Increase (Decrease) in Net Assets	31,159,795	(131,244,880)	(3,728,939)	(14,916,863)	70,636,704	(232,391,022)
Net Assets — Beginning of Year	607,136,584	738,381,464	162,178,837	177,095,700	774,518,186	1,006,909,208

Net Assets — End of Year	$638,296,379	$607,136,584	$158,449,898	$162,178,837	$845,154,890	$774,518,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,343,096	$6,391,570	$2,981,700	$941,997	$(6,557,934)	$(6,653,743)
Net realized gain (loss)	13,637,695	14,339,904	15,391,933	12,525,079	42,826,797	35,067,083
Net change in unrealized appreciation (depreciation) of investments	92,876,712	(137,659,953)	52,654,828	(90,403,959)	92,204,918	(39,796,425)

Net increase (decrease) in net assets resulting from operations	114,857,503	(116,928,479)	71,028,461	(76,936,883)	128,473,781	(11,383,085)

From Contractowners Transactions:
Payments received from contractowners	2,578,202	2,544,956	2,160,037	1,762,384	1,146,121	978,523
Transfers between Variable Investment Options including guaranteed interest account, net	9,278,322	24,872,075	(1,312,445)	6,040,423	(10,635,130)	5,114,089
Redemptions for contract benefits and terminations	(47,055,481)	(50,285,168)	(29,740,004)	(33,095,196)	(34,823,147)	(33,014,446)
Contract maintenance charges	(10,712,904)	(11,090,391)	(5,916,830)	(6,270,925)	(8,011,553)	(7,597,269)

Net increase (decrease) in net assets resulting from contractowners transactions	(45,911,861)	(33,958,528)	(34,809,242)	(31,563,314)	(52,323,709)	(34,519,103)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	11	—	—

Increase (Decrease) in Net Assets	68,945,642	(150,887,007)	36,219,219	(108,500,186)	76,150,072	(45,902,188)
Net Assets — Beginning of Year	581,708,915	732,595,922	353,667,020	462,167,206	388,859,045	434,761,233

Net Assets — End of Year	$650,654,557	$581,708,915	$389,886,239	$353,667,020	$465,009,117	$388,859,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,037,192)	$(7,526,647)	$(6,107,127)	$(6,240,415)	$(30,754,701)	$(31,113,843)
Net realized gain (loss)	152,856,662	192,834,243	77,484,983	76,365,478	388,874,123	431,060,622
Net change in unrealized appreciation (depreciation) of investments	203,096,835	(292,556,963)	129,539,917	(91,385,281)	437,896,201	(500,545,875)

Net increase (decrease) in net assets resulting from operations	352,916,305	(107,249,367)	200,917,773	(21,260,218)	796,015,623	(100,599,096)

From Contractowners Transactions:
Payments received from contractowners	6,485,193	5,479,214	1,298,824	1,547,783	8,570,479	9,253,623
Transfers between Variable Investment Options including guaranteed interest account, net	(33,189,504)	(49,794,458)	(44,225)	4,947,137	(91,770,029)	(122,693,179)
Redemptions for contract benefits and terminations	(126,725,904)	(135,503,351)	(55,969,440)	(57,635,884)	(243,586,304)	(257,805,349)
Contract maintenance charges	(21,303,914)	(21,807,333)	(10,886,861)	(10,425,761)	(45,447,211)	(45,761,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(174,734,129)	(201,625,928)	(65,601,702)	(61,566,725)	(372,233,065)	(417,006,302)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	16	—	(40)	—	23	(8)

Increase (Decrease) in Net Assets	178,182,192	(308,875,295)	135,316,031	(82,826,943)	423,782,581	(517,605,406)
Net Assets — Beginning of Year	1,322,575,746	1,631,451,041	626,633,711	709,460,654	2,639,153,200	3,156,758,606

Net Assets — End of Year	$1,500,757,938	$1,322,575,746	$761,949,742	$626,633,711	$3,062,935,781	$2,639,153,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,057,357	$2,162,755	$10,287,055	$24,474,398	$(3,085,892)	$(3,968,397)
Net realized gain (loss)	36,950,309	37,806,575	217,409,626	218,095,230	74,954,374	121,280,915
Net change in unrealized appreciation (depreciation) of investments	50,487,333	(85,089,486)	261,972,813	(520,075,446)	98,142,095	(228,347,781)

Net increase (decrease) in net assets resulting from operations	90,494,999	(45,120,156)	489,669,494	(277,505,818)	170,010,577	(111,035,263)

From Contractowners Transactions:
Payments received from contractowners	1,725,284	1,653,333	8,181,512	7,999,596	2,822,602	3,368,003
Transfers between Variable Investment Options including guaranteed interest account, net	9,796,344	(1,356,930)	(35,585,028)	(40,949,092)	(446,170)	(9,349,307)
Redemptions for contract benefits and terminations	(33,129,820)	(33,354,410)	(193,290,180)	(217,365,386)	(65,283,371)	(70,428,299)
Contract maintenance charges	(7,566,132)	(7,431,796)	(35,391,774)	(36,658,793)	(13,051,121)	(13,596,338)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,174,324)	(40,489,803)	(256,085,470)	(286,973,675)	(75,958,060)	(90,005,941)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(7)	—	19	(12)	—	(5)

Increase (Decrease) in Net Assets	61,320,668	(85,609,959)	233,584,043	(564,479,505)	94,052,517	(201,041,209)
Net Assets — Beginning of Year	391,102,294	476,712,253	2,168,786,903	2,733,266,408	745,773,136	946,814,345

Net Assets — End of Year	$452,422,962	$391,102,294	$2,402,370,946	$2,168,786,903	$839,825,653	$745,773,136

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,161,956)	$(3,347,507)	$3,161,112	$317,821	$115,587	$(2,377,688)
Net realized gain (loss)	118,719,521	174,270,309	224,686,075	260,994,184	41,729,385	52,326,906
Net change in unrealized appreciation (depreciation) of investments	111,411,085	(336,589,664)	286,402,173	(520,563,455)	60,102,991	(95,405,976)

Net increase (decrease) in net assets resulting from operations	228,968,650	(165,666,862)	514,249,360	(259,251,450)	101,947,963	(45,456,758)

From Contractowners Transactions:
Payments received from contractowners	3,829,631	3,280,486	30,519,689	26,462,056	834,108	681,471
Transfers between Variable Investment Options including guaranteed interest account, net	(12,682,784)	(19,946,755)	(11,860,030)	(4,915,672)	(3,789,321)	(4,425,458)
Redemptions for contract benefits and terminations	(84,704,205)	(94,593,751)	(398,587,434)	(437,201,677)	(73,512,898)	(88,111,742)
Contract maintenance charges	(16,841,842)	(17,582,193)	(78,407,738)	(80,198,431)	(11,789,927)	(12,693,466)

Net increase (decrease) in net assets resulting from contractowners transactions	(110,399,200)	(128,842,213)	(458,335,513)	(495,853,724)	(88,258,038)	(104,549,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	30	(20)	29	6	9	16

Increase (Decrease) in Net Assets	118,569,480	(294,509,095)	55,913,876	(755,105,168)	13,689,934	(150,005,937)
Net Assets — Beginning of Year	962,226,552	1,256,735,647	3,893,453,870	4,648,559,038	658,762,868	808,768,805

Net Assets — End of Year	$1,080,796,032	$962,226,552	$3,949,367,746	$3,893,453,870	$672,452,802	$658,762,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,447,095	$1,437,614	$1,202,660	$(204,785)	$629,190	$1,609,021
Net realized gain (loss)	557,335,460	454,854,346	14,741	22,019	2,302,983	(1,909,802)
Net change in unrealized appreciation (depreciation) of investments	550,504,097	(1,027,482,701)	(8,537)	4,511	30,548,247	(13,144,596)

Net increase (decrease) in net assets resulting from operations	1,109,286,652	(571,190,741)	1,208,864	(178,255)	33,480,420	(13,445,377)

From Contractowners Transactions:
Payments received from contractowners	34,796,805	31,177,414	5,140,789,441	3,935,213,425	3,866,234	4,103,101
Transfers between Variable Investment Options including guaranteed interest account, net	(60,105,237)	(48,236,898)	(4,401,313,307)	(3,244,756,738)	9,033,832	15,558,724
Redemptions for contract benefits and terminations	(561,334,518)	(604,168,323)	(601,262,534)	(663,295,419)	(79,895,184)	(85,388,328)
Contract maintenance charges	(129,911,628)	(131,892,944)	(3,162,821)	(3,434,011)	(15,413,251)	(15,612,867)

Net increase (decrease) in net assets resulting from contractowners transactions	(716,554,578)	(753,120,751)	135,050,779	23,727,257	(82,408,369)	(81,339,370)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	(26)	41,938	181,195	(55)	—

Increase (Decrease) in Net Assets	392,732,061	(1,324,311,518)	136,301,581	23,730,197	(48,928,004)	(94,784,747)
Net Assets — Beginning of Year	6,358,961,845	7,683,273,363	610,776,047	587,045,850	852,641,836	947,426,583

Net Assets — End of Year	$6,751,693,906	$6,358,961,845	$747,077,628	$610,776,047	$803,713,832	$852,641,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,934,321)	$(3,038,118)	$662,162	$3,400,282	$(8,714,079)	$(8,833,911)
Net realized gain (loss)	34,570,272	61,082,726	19,842,064	39,460,646	110,047,940	130,043,896
Net change in unrealized appreciation (depreciation) of investments	67,837,691	(120,648,006)	21,142,328	(79,777,148)	93,408,208	(110,430,230)

Net increase (decrease) in net assets resulting from operations	100,473,642	(62,603,398)	41,646,554	(36,916,220)	194,742,069	10,779,755

From Contractowners Transactions:
Payments received from contractowners	1,310,554	1,960,017	1,060,529	1,113,336	1,454,032	1,845,692
Transfers between Variable Investment Options including guaranteed interest account, net	1,142,841	(5,077,061)	(6,268,281)	(3,213,513)	(11,024,172)	1,965,959
Redemptions for contract benefits and terminations	(37,152,767)	(39,805,008)	(17,682,297)	(21,970,620)	(49,902,019)	(53,786,274)
Contract maintenance charges	(7,768,865)	(8,174,016)	(4,647,439)	(5,051,529)	(10,178,590)	(9,687,572)

Net increase (decrease) in net assets resulting from contractowners transactions	(42,468,237)	(51,096,068)	(27,537,488)	(29,122,326)	(69,650,749)	(59,662,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	7	—	—	—	70	—

Increase (Decrease) in Net Assets	58,005,412	(113,699,466)	14,109,066	(66,038,546)	125,091,390	(48,882,440)
Net Assets — Beginning of Year	443,761,025	557,460,491	229,871,939	295,910,485	566,267,744	615,150,184

Net Assets — End of Year	$501,766,437	$443,761,025	$243,981,005	$229,871,939	$691,359,134	$566,267,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	602	(1,390)	(788)	467	(1,261)	(794)

1290 VT GAMCO SMALL COMPANY VALUE	IB	150	(1,214)	(1,064)	147	(1,472)	(1,325)

1290 VT SOCIALLY RESPONSIBLE	IB	501	(612)	(111)	372	(536)	(164)

EQ/400 MANAGED VOLATILITY	IB	602	(2,443)	(1,841)	720	(3,222)	(2,502)

EQ/2000 MANAGED VOLATILITY	IB	409	(3,295)	(2,886)	640	(4,179)	(3,539)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	5,664	(9,226)	(3,562)	6,961	(8,952)	(1,991)

EQ/AB SMALL CAP GROWTH	IB	523	(1,939)	(1,416)	855	(1,935)	(1,080)

EQ/AGGRESSIVE ALLOCATION	B	928	(13,033)	(12,105)	1,488	(12,807)	(11,319)

EQ/BALANCED STRATEGY	IB	498	(2,855)	(2,357)	378	(3,487)	(3,109)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	730	(1,322)	(592)	229	(1,381)	(1,152)

EQ/COMMON STOCK INDEX	IB	318	(2,339)	(2,021)	257	(2,432)	(2,175)

EQ/CONSERVATIVE ALLOCATION	B	7,056	(13,261)	(6,205)	9,815	(17,760)	(7,945)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	195	(1,310)	(1,115)	152	(1,658)	(1,506)

EQ/CONSERVATIVE STRATEGY	IB	569	(1,109)	(540)	508	(1,487)	(979)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	4,304	(10,214)	(5,910)	5,771	(13,051)	(7,280)

EQ/CORE BOND INDEX	IB	7,394	(16,648)	(9,254)	6,106	(12,201)	(6,095)

EQ/EQUITY 500 INDEX	IB	1,952	(6,772)	(4,820)	2,368	(7,620)	(5,252)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	1,514	(6,115)	(4,601)	1,636	(7,379)	(5,743)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	344	(765)	(421)	425	(1,519)	(1,094)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	603	(10,889)	(10,286)	1,256	(10,358)	(9,102)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	298	(3,136)	(2,838)	443	(3,638)	(3,195)

EQ/GROWTH STRATEGY	IB	106	(3,965)	(3,859)	257	(4,533)	(4,276)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,291	(2,682)	(391)	1,356	(2,384)	(1,028)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	520	(5,919)	(5,399)	1,054	(6,139)	(5,085)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,425	(4,496)	(3,071)	2,266	(4,509)	(2,243)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	342	(2,319)	(1,977)	691	(2,399)	(1,708)

EQ/JANUS ENTERPRISE	IB	639	(2,477)	(1,838)	1,030	(2,384)	(1,354)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	438	(8,263)	(7,825)	453	(9,974)	(9,521)

EQ/LARGE CAP GROWTH INDEX	IB	1,462	(4,005)	(2,543)	1,794	(4,542)	(2,748)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	288	(11,258)	(10,970)	566	(13,727)	(13,161)

EQ/LARGE CAP VALUE INDEX	IB	2,028	(4,531)	(2,503)	1,946	(5,521)	(3,575)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	589	(12,695)	(12,106)	575	(14,358)	(13,783)

EQ/MID CAP INDEX	IB	669	(3,736)	(3,067)	800	(4,438)	(3,638)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	225	(4,296)	(4,071)	191	(4,905)	(4,714)

EQ/MODERATE ALLOCATION	B	1,445	(24,251)	(22,806)	2,139	(27,210)	(25,071)

EQ/MODERATE GROWTH STRATEGY	IB	163	(4,962)	(4,799)	147	(5,948)	(5,801)

EQ/MODERATE-PLUS ALLOCATION	B	1,403	(39,934)	(38,531)	1,681	(42,972)	(41,291)

EQ/MONEY MARKET	IB	2,489,660	(2,505,026)	(15,366)	2,972,948	(2,976,754)	(3,806)

EQ/QUALITY BOND PLUS	IB	4,479	(10,779)	(6,300)	3,545	(10,220)	(6,675)

EQ/SMALL COMPANY INDEX	IB	512	(2,001)	(1,489)	661	(2,390)	(1,729)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	339	(2,488)	(2,149)	913	(3,145)	(2,232)

MULTIMANAGER TECHNOLOGY	IB	940	(2,797)	(1,857)	1,473	(3,228)	(1,755)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”), and EQ Advisors Trust (“EQAT”) (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-PLUS Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-PLUS Allocation(5)

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility(6)
•	EQ/2000 Managed Volatility(7)
•	EQ/AB Short Duration Government Bond(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/Balanced Strategy(10)
•	EQ/Clearbridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(11)
•	EQ/Conservative Strategy(12)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility(13)
•	EQ/Franklin Small Cap Value Managed Volatility(14)
•	EQ/Franklin Templeton Allocation Managed Volatility(15)
•	EQ/Global Equity Managed Volatility(16)
•	EQ/Growth Strategy(17)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(18)
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility(19)
•	EQ/Janus Enterprise(20)
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(24)
•	EQ/Moderate Growth Strategy(25)
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Templeton Global Equity Managed Volatility(26)
•	Multimanager Technology

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-PLUS Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-PLUS Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 2000 Managed Volatility.
(8)	Formerly known as AXA/AB Short Duration Government Bond.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA Conservative Growth Strategy.
(12)	Formerly known as AXA Conservative Strategy.
(13)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(14)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(15)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(16)	Formerly known as AXA Global Equity Managed Volatility.
(17)	Formerly known as AXA Growth Strategy.
(18)	Formerly known as AXA International Core Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA Mid Cap Value Managed Volatility.
(25)	Formerly known as AXA Moderate Growth Strategy.
(26)	Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Continued)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$17,018,360	$23,693,016
1290 VT GAMCO SMALL COMPANY VALUE	34,256,789	98,696,609
1290 VT SOCIALLY RESPONSIBLE	12,040,065	14,098,377
EQ/400 MANAGED VOLATILITY	19,066,495	41,231,892
EQ/2000 MANAGED VOLATILITY	28,176,346	56,307,868
EQ/AB SHORT DURATION GOVERNMENT BOND	60,784,535	92,534,557
EQ/AB SMALL CAP GROWTH	65,608,909	77,427,613
EQ/AGGRESSIVE ALLOCATION	224,523,614	294,454,748
EQ/BALANCED STRATEGY	18,419,524	51,830,359
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	15,136,445	24,174,148
EQ/COMMON STOCK INDEX	61,423,666	114,045,316
EQ/CONSERVATIVE ALLOCATION	123,364,305	186,438,196
EQ/CONSERVATIVE GROWTH STRATEGY	6,613,096	21,711,571
EQ/CONSERVATIVE STRATEGY	8,618,730	14,893,686
EQ/CONSERVATIVE-PLUS ALLOCATION	109,284,652	164,164,559
EQ/CORE BOND INDEX	107,902,264	214,178,537
EQ/EQUITY 500 INDEX	132,917,451	277,086,645
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	50,310,912	98,451,072
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	12,515,014	14,348,337
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	76,493,266	154,038,882
EQ/GLOBAL EQUITY MANAGED VOLATILITY	40,768,997	106,181,351
EQ/GROWTH STRATEGY	22,930,541	87,334,892
EQ/INTERMEDIATE GOVERNMENT BOND	30,819,572	38,697,600
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	38,550,009	102,556,661
EQ/INTERNATIONAL EQUITY INDEX	38,781,008	76,349,773
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	22,578,901	46,218,495
EQ/JANUS ENTERPRISE	46,667,039	77,296,823
EQ/LARGE CAP CORE MANAGED VOLATILITY	121,452,670	205,431,919
EQ/LARGE CAP GROWTH INDEX	95,825,419	115,932,245
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	256,491,798	424,758,420
EQ/LARGE CAP VALUE INDEX	56,573,189	59,262,403
EQ/LARGE CAP VALUE MANAGED VOLATILITY	194,873,337	301,909,494
EQ/MID CAP INDEX	58,292,749	104,515,585
EQ/MID CAP VALUE MANAGED VOLATILITY	78,911,236	131,740,886
EQ/MODERATE ALLOCATION	282,307,742	553,762,117
EQ/MODERATE GROWTH STRATEGY	28,018,726	100,837,459
EQ/MODERATE-PLUS ALLOCATION	537,639,861	842,076,422
EQ/MONEY MARKET	8,440,215,260	8,303,765,104
EQ/QUALITY BOND PLUS	67,439,271	149,218,505
EQ/SMALL COMPANY INDEX	49,858,162	64,257,257
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	23,670,068	35,500,215
MULTIMANAGER TECHNOLOGY	96,887,192	115,694,475

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Continued)

the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”) (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%

Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%

Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%

Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%

Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%

Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%

Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%

Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%

Stylus	0.80%	0.30%	0.05%	1.15%	1.15%

Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Accumulator Express	0.70%	0.25%	—	0.95%	0.95%

Structured Capital Strategies PLUS Guard	1.15%	—	—	—	—

Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%

Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%

Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0% in contract year 10 and thereafter.	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 0.35% of the Annual ratchet to age 85 benefit base

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

High – 0.45% of the 6% roll-up to age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable	Unit liquidation from account value

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80		Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50%	Unit liquidation from account value

High – 125% Guaranteed Principal Benefit – 0.75%

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%)	Unit liquidation from account value

High – 7% Withdrawal Option is 0.50% (max 0.80%)

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life	Unit liquidation from account value

High – 0.75% for Single life 0.90% for Joint life

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life	Unit liquidation from account value

High – 0.80% for Single life; 0.95% for Joint life

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 1.20% Class IB	$16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%
2018	Lowest contract charge 1.20% Class IB	$15.43	—	—	—	(6.03)%
	Highest contract charge 1.80% Class IB	$14.20	—	—	—	(6.58)%
	All contract charges	—	9,116	$135,186	1.41%
2017	Lowest contract charge 1.20% Class IB	$16.42	—	—	—	4.92%
	Highest contract charge 1.80% Class IB	$15.20	—	—	—	4.25%
	All contract charges	—	9,910	$156,812	0.16%
2016	Lowest contract charge 1.20% Class IB	$15.65	—	—	—	6.39%
	Highest contract charge 1.80% Class IB	$14.58	—	—	—	5.73%
	All contract charges	—	10,886	$164,621	0.01%
2015	Lowest contract charge 1.20% Class IB	$14.71	—	—	—	1.38%
	Highest contract charge 1.80% Class IB	$13.79	—	—	—	0.80%
	All contract charges	—	12,267	$174,758	0.00%

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 1.20% Class IB	$78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%
2018	Lowest contract charge 0.95% Class IB	$69.80	—	—	—	(16.39)%
	Highest contract charge 1.90% Class IB	$52.06	—	—	—	(17.20)%
	All contract charges	—	11,155	$709,361	0.53%
2017	Lowest contract charge 0.95% Class IB	$83.48	—	—	—	15.00%
	Highest contract charge 1.90% Class IB	$62.87	—	—	—	13.89%
	All contract charges	—	12,480	$952,047	0.59%
2016	Lowest contract charge 0.95% Class IB	$72.59	—	—	—	22.10%
	Highest contract charge 1.90% Class IB	$55.20	—	—	—	20.95%
	All contract charges	—	13,796	$919,875	0.49%
2015	Lowest contract charge 0.95% Class IB	$59.45	—	—	—	(6.60)%
	Highest contract charge 1.90% Class IB	$45.64	—	—	—	(7.50)%
	All contract charges	—	15,235	$835,281	0.50%

1290 VT Socially Responsible
2019	Lowest contract charge 1.20% Class IB	$20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%
2018	Lowest contract charge 1.20% Class IB	$16.26	—	—	—	(5.52)%
	Highest contract charge 1.80% Class IB	$14.45	—	—	—	(6.11)%
	All contract charges	—	3,708	$68,116	0.96%
2017	Lowest contract charge 1.20% Class IB	$17.21	—	—	—	19.02%
	Highest contract charge 1.80% Class IB	$15.39	—	—	—	18.29%
	All contract charges	—	3,872	$75,311	1.03%

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2016	Lowest contract charge 1.20% Class IB	$14.46	—	—	—	8.64%
	Highest contract charge 1.80% Class IB	$13.01	—	—	—	7.97%
	All contract charges	—	4,056	$66,449	1.14%
2015	Lowest contract charge 1.20% Class IB	$13.31	—	—	—	(0.75)%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	(1.39)%
	All contract charges	—	4,679	$70,768	0.99%

EQ/400 Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%
2018	Lowest contract charge 0.95% Class IB	$13.72	—	—	—	(13.11)%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	(13.97)%
	All contract charges	—	19,314	$257,381	0.90%
2017	Lowest contract charge 0.95% Class IB	$15.79	—	—	—	14.17%
	Highest contract charge 1.90% Class IB	$15.10	—	—	—	13.11%
	All contract charges	—	21,816	$336,321	0.74%
2016	Lowest contract charge 0.95% Class IB	$13.83	—	—	—	18.51%
	Highest contract charge 1.90% Class IB	$13.35	—	—	—	17.41%
	All contract charges	—	24,008	$325,978	0.75%
2015	Lowest contract charge 0.95% Class IB	$11.67	—	—	—	(4.03)%
	Highest contract charge 1.90% Class IB	$11.37	—	—	—	(5.01)%
	All contract charges	—	26,133	$300,803	0.52%

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%
2018	Lowest contract charge 0.95% Class IB	$13.63	—	—	—	(12.74)%
	Highest contract charge 1.90% Class IB	$12.91	—	—	—	(13.59)%
	All contract charges	—	31,217	$413,706	0.72%
2017	Lowest contract charge 0.95% Class IB	$15.62	—	—	—	12.78%
	Highest contract charge 1.90% Class IB	$14.94	—	—	—	11.66%
	All contract charges	—	34,756	$530,633	0.70%
2016	Lowest contract charge 0.95% Class IB	$13.85	—	—	—	19.40%
	Highest contract charge 1.90% Class IB	$13.38	—	—	—	18.30%
	All contract charges	—	38,753	$527,274	0.72%
2015	Lowest contract charge 0.95% Class IB	$11.60	—	—	—	(6.07)%
	Highest contract charge 1.90% Class IB	$11.31	—	—	—	(6.91)%
	All contract charges	—	43,378	$496,898	0.37%

EQ/AB Short Duration Government Bond
2019	Lowest contract charge 1.20% Class IB	$9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%
2018	Lowest contract charge 1.20% Class IB	$9.34	—	—	—	—%
	Highest contract charge 1.90% Class IB	$8.97	—	—	—	(0.77)%
	All contract charges	—	54,057	$496,516	1.29%
2017	Lowest contract charge 0.95% Class IB	$9.45	—	—	—	(0.74)%
	Highest contract charge 1.90% Class IB	$9.04	—	—	—	(1.74)%
	All contract charges	—	56,048	$516,742	0.48%
2016	Lowest contract charge 0.95% Class IB	$9.52	—	—	—	(0.83)%
	Highest contract charge 1.90% Class IB	$9.20	—	—	—	(1.71)%
	All contract charges	—	61,422	$573,463	0.09%
2015	Lowest contract charge 0.95% Class IB	$9.60	—	—	—	(1.44)%
	Highest contract charge 1.90% Class IB	$9.36	—	—	—	(2.40)%
	All contract charges	—	67,954	$643,138	0.00%

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%
2018	Lowest contract charge 0.95% Class IB	$39.94	—	—	—	(8.75)%
	Highest contract charge 1.90% Class IB	$32.41	—	—	—	(9.65)%
	All contract charges	—	13,640	$425,441	0.12%
2017	Lowest contract charge 0.95% Class IB	$43.77	—	—	—	21.52%
	Highest contract charge 1.90% Class IB	$35.87	—	—	—	20.37%
	All contract charges	—	14,720	$506,213	0.28%
2016	Lowest contract charge 0.95% Class IB	$36.02	—	—	—	11.48%
	Highest contract charge 1.90% Class IB	$29.80	—	—	—	10.45%
	All contract charges	—	16,183	$461,337	0.36%
2015	Lowest contract charge 0.95% Class IB	$32.31	—	—	—	(3.81)%
	Highest contract charge 1.90% Class IB	$26.98	—	—	—	(4.77)%
	All contract charges	—	18,252	$469,041	0.05%

EQ/Aggressive Allocation
2019	Lowest contract charge 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class B	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%
2018	Lowest contract charge 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charge 1.90% Class B	$15.53	—	—	—	(10.49)%
	All contract charges	—	118,690	$2,102,267	1.51%
2017	Lowest contract charge 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charge 1.90% Class B	$17.35	—	—	—	16.84%
	All contract charges	—	130,009	$2,561,277	1.46%
2016	Lowest contract charge 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charge 1.90% Class B	$14.85	—	—	—	6.76%
	All contract charges	—	140,150	$2,353,275	0.93%
2015	Lowest contract charge 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charge 1.90% Class B	$13.91	—	—	—	(3.60)%
	All contract charges	—	156,829	$2,456,477	0.92%

EQ/Balanced Strategy
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%
	Highest contract charge 1.70% Class IB	$16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%
2018	Lowest contract charge 1.15% Class IB	$9.94	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IB	$14.78	—	—	—	(5.80)%
	All contract charges	—	22,766	$346,399	1.14%
2017	Lowest contract charge 1.15% Class IB(a)	$10.49	—	—	—	4.80%
	Highest contract charge 1.70% Class IB	$15.69	—	—	—	7.98%
	All contract charges	—	25,875	$416,713	1.23%
2016	Lowest contract charge 1.30% Class IB	$14.98	—	—	—	4.61%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	4.23%
	All contract charges	—	28,957	$430,865	0.83%
2015	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.98)%
	Highest contract charge 1.70% Class IB	$13.94	—	—	—	(2.38)%
	All contract charges	—	31,558	$449,309	0.94%

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%
2018	Lowest contract charge 1.20% Class IB	$14.34	—	—	—	(11.15)%
	Highest contract charge 1.80% Class IB	$13.30	—	—	—	(11.75)%
	All contract charges	—	9,943	$137,355	3.48%

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2017	Lowest contract charge 1.20% Class IB	$16.14	—	—	—	12.87%
	Highest contract charge 1.80% Class IB	$15.07	—	—	—	12.21%
	All contract charges	—	11,095	$173,016	1.02%
2016	Lowest contract charge 1.20% Class IB	$14.30	—	—	—	11.81%
	Highest contract charge 1.80% Class IB	$13.43	—	—	—	11.08%
	All contract charges	—	12,043	$167,015	2.17%
2015	Lowest contract charge 1.20% Class IB	$12.79	—	—	—	(3.62)%
	Highest contract charge 1.80% Class IB	$12.09	—	—	—	(4.12)%
	All contract charges	—	13,722	$170,669	1.78%

EQ/Common Stock Index
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%
2018	Lowest contract charge 0.95% Class IB	$510.16	—	—	—	(6.70)%
	Highest contract charge 1.90% Class IB	$337.39	—	—	—	(7.60)%
	All contract charges	—	19,181	$732,949	1.28%
2017	Lowest contract charge 0.95% Class IB	$546.79	—	—	—	19.33%
	Highest contract charge 1.90% Class IB	$365.14	—	—	—	18.19%
	All contract charges	—	21,356	$889,494	1.28%
2016	Lowest contract charge 0.95% Class IB	$458.22	—	—	—	10.63%
	Highest contract charge 1.90% Class IB	$308.95	—	—	—	9.58%
	All contract charges	—	23,298	$821,559	1.55%
2015	Lowest contract charge 0.95% Class IB	$414.19	—	—	—	(1.00)%
	Highest contract charge 1.90% Class IB	$281.95	—	—	—	(1.95)%
	All contract charges	—	25,480	$820,311	1.36%

EQ/Conservative Allocation
2019	Lowest contract charge 0.95% Class B	$14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class B	$12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%
2018	Lowest contract charge 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charge 1.80% Class B	$11.63	—	—	—	(3.33)%
	All contract charges	—	69,174	$871,166	1.46%
2017	Lowest contract charge 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charge 1.80% Class B	$12.03	—	—	—	3.08%
	All contract charges	—	77,119	$1,002,197	1.07%
2016	Lowest contract charge 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charge 1.80% Class B	$11.67	—	—	—	1.04%
	All contract charges	—	91,404	$1,148,298	0.92%
2015	Lowest contract charge 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charge 1.80% Class B	$11.55	—	—	—	(2.04)%
	All contract charges	—	96,782	$1,199,846	0.79%

EQ/Conservative Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%
2018	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(4.47)%
	Highest contract charge 1.70% Class IB	$13.77	—	—	—	(4.90)%
	All contract charges	—	9,290	$131,207	1.14%
2017	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	6.54%
	Highest contract charge 1.70% Class IB	$14.48	—	—	—	6.16%
	All contract charges	—	10,796	$159,970	1.14%
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	3.61%
	Highest contract charge 1.70% Class IB	$13.64	—	—	—	3.18%
	All contract charges	—	12,331	$171,672	0.82%

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2015	Lowest contract charge 1.30% Class IB	$13.58	—	—	—	(1.74)%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	(2.15)%
	All contract charges	—	13,773	$185,312	0.90%

EQ/Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%
2018	Lowest contract charge 1.30% Class IB	$12.08	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	(3.09)%
	All contract charges	—	6,209	$74,064	1.16%
2017	Lowest contract charge 1.30% Class IB	$12.41	—	—	—	2.90%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	2.57%
	All contract charges	—	7,188	$88,246	0.96%
2016	Lowest contract charge 1.30% Class IB	$12.06	—	—	—	1.52%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	1.04%
	All contract charges	—	8,613	$102,857	0.75%
2015	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	(1.49)%
	Highest contract charge 1.70% Class IB	$11.57	—	—	—	(1.87)%
	All contract charges	—	9,308	$109,700	0.78%

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class B	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%
2018	Lowest contract charge 0.95% Class B	$14.38	—	—	—	(4.58)%
	Highest contract charge 1.90% Class B	$12.46	—	—	—	(5.46)%
	All contract charges	—	63,456	$882,458	1.43%
2017	Lowest contract charge 0.95% Class B	$15.07	—	—	—	7.80%
	Highest contract charge 1.90% Class B	$13.18	—	—	—	6.72%
	All contract charges	—	70,736	$1,036,558	1.16%
2016	Lowest contract charge 0.95% Class B	$13.98	—	—	—	3.71%
	Highest contract charge 1.90% Class B	$12.35	—	—	—	2.75%
	All contract charges	—	78,798	$1,076,771	0.90%
2015	Lowest contract charge 0.95% Class B	$13.48	—	—	—	(1.53)%
	Highest contract charge 1.90% Class B	$12.02	—	—	—	(2.51)%
	All contract charges	—	86,341	$1,143,950	0.79%

EQ/Core Bond Index
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%
2018	Lowest contract charge 0.25% Class IB	$10.03	—	—	—	—%
	Highest contract charge 1.90% Class IB	$12.46	—	—	—	(1.66)%
	All contract charges	—	108,912	$1,263,601	1.85%
2017	Lowest contract charge 0.25% Class IB (a)	$10.03	—	—	—	0.10%
	Highest contract charge 1.90% Class IB	$12.67	—	—	—	(0.47)%
	All contract charges	—	115,007	$1,350,453	1.54%
2016	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.67%
	Highest contract charge 1.90% Class IB	$12.73	—	—	—	(0.55)%
	All contract charges	—	121,421	$1,426,090	1.44%
2015	Lowest contract charge 0.65% Class IB	$10.42	—	—	—	(0.19)%
	Highest contract charge 1.90% Class IB	$12.80	—	—	—	(1.46)%
	All contract charges	—	129,512	$1,526,309	1.43%

EQ/Equity 500 Index
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.25% Class IB	$10.65	—	—	—	(5.16)%
	Highest contract charge 1.90% Class IB	$47.05	—	—	—	(6.76)%
	All contract charges	—	56,015	$1,755,273	1.41%
2017	Lowest contract charge 0.25% Class IB (a)	$11.23	—	—	—	12.08%
	Highest contract charge 1.90% Class IB	$50.46	—	—	—	18.76%
	All contract charges	—	61,267	$2,053,508	1.42%
2016	Lowest contract charge 0.65% Class IB	$20.68	—	—	—	10.47%
	Highest contract charge 1.90% Class IB	$42.49	—	—	—	9.12%
	All contract charges	—	65,022	$1,837,045	1.65%
2015	Lowest contract charge 0.65% Class IB	$18.72	—	—	—	0.16%
	Highest contract charge 1.90% Class IB	$38.94	—	—	—	(1.12)%
	All contract charges	—	66,440	$1,723,661	1.59%

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.60	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$14.80	—	—	—	14.46%
	All contract charges	—	41,040	$634,016	2.56%
2018	Lowest contract charge 0.95% Class IB	$14.38	—	—	—	(5.21)%
	Highest contract charge 1.80% Class IB	$12.93	—	—	—	(6.03)%
	All contract charges	—	45,641	$613,847	2.80%
2017	Lowest contract charge 0.95% Class IB	$15.17	—	—	—	8.98%
	Highest contract charge 1.80% Class IB	$13.76	—	—	—	8.01%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	51,384	$732,970	2.49%
2016	Lowest contract charge 0.95% Class IB	$13.92	—	—	—	9.35%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	55,731	$733,465	2.53%
2015	Lowest contract charge 0.95% Class IB	$12.73	—	—	—	(3.92)%
	Highest contract charge 1.80% Class IB	$11.74	—	—	—	(4.79)%
	All contract charges	—	59,076	$714,485	2.21%

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%
2018	Lowest contract charge 0.95% Class IB	$15.70	—	—	—	(13.69)%
	Highest contract charge 1.80% Class IB	$14.12	—	—	—	(14.42)%
	All contract charges	—	6,377	$93,648	0.59%
2017	Lowest contract charge 0.95% Class IB	$18.19	—	—	—	10.71%
	Highest contract charge 1.80% Class IB	$16.50	—	—	—	9.78%
	All contract charges	—	7,471	$127,772	0.52%
2016	Lowest contract charge 0.95% Class IB	$16.43	—	—	—	23.63%
	Highest contract charge 1.80% Class IB	$15.03	—	—	—	22.59%
	All contract charges	—	8,769	$136,220	0.40%
2015	Lowest contract charge 1.20% Class IB	$12.98	—	—	—	(7.62)%
	Highest contract charge 1.80% Class IB	$12.26	—	—	—	(8.23)%
	All contract charges	—	8,997	$113,550	0.22%

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$14.82	—	—	—	20.98%
	Highest contract charge 1.80% Class IB	$13.29	—	—	—	19.95%
	All contract charges	—	72,672	$1,003,496	1.98%
2018	Lowest contract charge 0.95% Class IB	$12.25	—	—	—	(9.53)%
	Highest contract charge 1.80% Class IB	$11.08	—	—	—	(10.28)%
	All contract charges	—	82,958	$951,636	2.14%
2017	Lowest contract charge 0.95% Class IB	$13.54	—	—	—	13.88%
	Highest contract charge 1.80% Class IB	$12.35	—	—	—	12.89%
	All contract charges	—	92,060	$1,173,895	1.65%

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Templeton Allocation Managed Volatility (Continued)
2016	Lowest contract charge 0.95% Class IB	$11.89	—	—	—	8.49%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	7.47%
	All contract charges	—	100,394	$1,130,650	1.61%
2015	Lowest contract charge 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charge 1.80% Class IB	$10.18	—	—	—	(4.50)%
	All contract charges	—	113,359	$1,183,544	1.19%

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%
2018	Lowest contract charge 0.95% Class IB	$25.25	—	—	—	(12.99)%
	Highest contract charge 1.90% Class IB	$20.55	—	—	—	(13.84)%
	All contract charges	—	27,388	$739,407	1.00%
2017	Lowest contract charge 0.95% Class IB	$29.02	—	—	—	24.87%
	Highest contract charge 1.90% Class IB	$23.85	—	—	—	23.70%
	All contract charges	—	30,583	$953,068	1.06%
2016	Lowest contract charge 0.95% Class IB	$23.24	—	—	—	3.52%
	Highest contract charge 1.90% Class IB	$19.28	—	—	—	2.50%
	All contract charges	—	33,877	$849,825	0.91%
2015	Lowest contract charge 0.95% Class IB	$22.45	—	—	—	(2.69)%
	Highest contract charge 1.90% Class IB	$18.81	—	—	—	(3.59)%
	All contract charges	—	37,914	$923,557	0.86%

EQ/Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(7.30)%
	Highest contract charge 1.70% Class IB	$17.33	—	—	—	(7.67)%
	All contract charges	—	34,189	$607,120	1.13%
2017	Lowest contract charge 1.30% Class IB	$19.44	—	—	—	12.24%
	Highest contract charge 1.70% Class IB	$18.77	—	—	—	11.79%
	All contract charges	—	38,465	$738,367	1.44%
2016	Lowest contract charge 1.30% Class IB	$17.32	—	—	—	6.72%
	Highest contract charge 1.70% Class IB	$16.79	—	—	—	6.27%
	All contract charges	—	42,322	$725,052	0.92%
2015	Lowest contract charge 1.30% Class IB	$16.23	—	—	—	(2.29)%
	Highest contract charge 1.70% Class IB	$15.80	—	—	—	(2.65)%
	All contract charges	—	45,382	$729,835	1.10%

EQ/Intermediate Government Bond
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%
2018	Lowest contract charge 1.20% Class IB	$20.51	—	—	—	(0.39)%
	Highest contract charge 1.90% Class IB	$16.84	—	—	—	(1.12)%
	All contract charges	—	12,037	$162,171	1.24%
2017	Lowest contract charge 1.20% Class IB	$20.59	—	—	—	(0.87)%
	Highest contract charge 1.90% Class IB	$17.03	—	—	—	(1.56)%
	All contract charges	—	13,065	$177,089	0.81%
2016	Lowest contract charge 1.20% Class IB	$20.77	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.30	—	—	—	(1.42)%
	All contract charges	—	14,333	$194,689	0.64%
2015	Lowest contract charge 1.20% Class IB	$20.93	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.55	—	—	—	(1.52)%
	All contract charges	—	15,169	$208,716	0.59%

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%
2018	Lowest contract charge 0.95% Class IB	$13.77	—	—	—	(15.68)%
	Highest contract charge 1.90% Class IB	$11.39	—	—	—	(16.50)%
	All contract charges	—	56,312	$774,474	1.67%
2017	Lowest contract charge 0.95% Class IB	$16.33	—	—	—	25.13%
	Highest contract charge 1.90% Class IB	$13.64	—	—	—	23.89%
	All contract charges	—	61,397	$1,006,860	1.63%
2016	Lowest contract charge 0.95% Class IB	$13.05	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$11.01	—	—	—	(1.70)%
	All contract charges	—	67,085	$883,719	0.28%
2015	Lowest contract charge 0.95% Class IB	$13.15	—	—	—	(5.26)%
	Highest contract charge 1.90% Class IB	$11.20	—	—	—	(6.12)%
	All contract charges	—	73,183	$976,132	0.06%

EQ/International Equity Index
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%
2018	Lowest contract charge 0.95% Class IB	$15.31	—	—	—	(15.97)%
	Highest contract charge 1.90% Class IB	$12.18	—	—	—	(16.75)%
	All contract charges	—	43,304	$581,684	2.41%
2017	Lowest contract charge 0.95% Class IB	$18.22	—	—	—	22.04%
	Highest contract charge 1.90% Class IB	$14.63	—	—	—	20.91%
	All contract charges	—	45,547	$732,568	2.69%
2016	Lowest contract charge 0.95% Class IB	$14.93	—	—	—	1.22%
	Highest contract charge 1.90% Class IB	$12.10	—	—	—	0.25%
	All contract charges	—	46,553	$616,874	2.71%
2015	Lowest contract charge 0.95% Class IB	$14.75	—	—	—	(3.02)%
	Highest contract charge 1.90% Class IB	$12.07	—	—	—	(4.05)%
	All contract charges	—	49,825	$655,415	2.42%

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%
2018	Lowest contract charge 0.95% Class IB	$20.20	—	—	—	(17.31)%
	Highest contract charge 1.90% Class IB	$16.40	—	—	—	(18.08)%
	All contract charges	—	22,411	$353,641	1.69%
2017	Lowest contract charge 0.95% Class IB	$24.43	—	—	—	22.21%
	Highest contract charge 1.90% Class IB	$20.02	—	—	—	21.04%
	All contract charges	—	24,119	$462,137	1.87%
2016	Lowest contract charge 0.95% Class IB	$19.99	—	—	—	(0.20)%
	Highest contract charge 1.90% Class IB	$16.54	—	—	—	(1.14)%
	All contract charges	—	26,682	$420,879	0.46%
2015	Lowest contract charge 0.95% Class IB	$20.03	—	—	—	(4.07)%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	(5.00)%
	All contract charges	—	28,925	$459,514	0.10%

EQ/Janus Enterprise
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%
2018	Lowest contract charge 0.95% Class IB	$25.16	—	—	—	(2.71)%
	Highest contract charge 1.80% Class IB	$22.36	—	—	—	(3.58)%
	All contract charges	—	16,619	$388,832	0.00%

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2017	Lowest contract charge 0.95% Class IB	$25.86	—	—	—	26.64%
	Highest contract charge 1.80% Class IB	$23.19	—	—	—	25.62%
	All contract charges	—	17,973	$434,735	0.00%
2016	Lowest contract charge 0.95% Class IB	$20.42	—	—	—	(5.20)%
	Highest contract charge 1.80% Class IB	$18.46	—	—	—	(6.06)%
	All contract charges	—	19,796	$379,947	0.00%
2015	Lowest contract charge 0.95% Class IB	$21.54	—	—	—	(6.39)%
	Highest contract charge 1.80% Class IB	$19.65	—	—	—	(7.22)%
	All contract charges	—	22,683	$461,738	0.00%

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%
2018	Lowest contract charge 0.95% Class IB	$18.62	—	—	—	(7.32)%
	Highest contract charge 1.90% Class IB	$15.35	—	—	—	(8.25)%
	All contract charges	—	68,873	$1,322,352	1.00%
2017	Lowest contract charge 0.95% Class IB	$20.09	—	—	—	20.81%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	19.67%
	All contract charges	—	78,394	$1,631,217	0.98%
2016	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	8.76%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	7.70%
	All contract charges	—	87,725	$1,517,940	1.08%
2015	Lowest contract charge 0.95% Class IB	$15.29	—	—	—	(0.59)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(1.52)%
	All contract charges	—	98,847	$1,580,036	0.90%

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%
2018	Lowest contract charge 0.95% Class IB	$18.15	—	—	—	(3.20)%
	Highest contract charge 1.90% Class IB	$15.01	—	—	—	(4.15)%
	All contract charges	—	28,434	$626,515	0.62%
2017	Lowest contract charge 0.95% Class IB	$18.75	—	—	—	28.07%
	Highest contract charge 1.90% Class IB	$15.66	—	—	—	26.80%
	All contract charges	—	31,182	$709,341	0.76%
2016	Lowest contract charge 0.95% Class IB	$14.64	—	—	—	5.32%
	Highest contract charge 1.90% Class IB	$12.35	—	—	—	4.31%
	All contract charges	—	33,265	$591,068	0.98%
2015	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	3.81%
	Highest contract charge 1.90% Class IB	$11.84	—	—	—	2.87%
	All contract charges	—	36,144	$609,656	0.90%

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%
2018	Lowest contract charge 0.95% Class IB	$34.98	—	—	—	(3.90)%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	(4.83)%
	All contract charges	—	91,928	$2,639,037	0.47%
2017	Lowest contract charge 0.95% Class IB	$36.40	—	—	—	27.99%
	Highest contract charge 1.90% Class IB	$29.83	—	—	—	26.77%
	All contract charges	—	105,089	$3,156,653	0.48%
2016	Lowest contract charge 0.95% Class IB	$28.44	—	—	—	4.52%
	Highest contract charge 1.90% Class IB	$23.53	—	—	—	3.52%
	All contract charges	—	118,136	$2,787,263	0.55%

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2015	Lowest contract charge 0.95% Class IB	$27.21	—	—	—	3.03%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	2.07%
	All contract charges	—	133,963	$3,037,986	0.28%

EQ/Large Cap Value Index
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%
2018	Lowest contract charge 0.95% Class IB	$11.03	—	—	—	(9.81)%
	Highest contract charge 1.80% Class IB	$9.84	—	—	—	(10.55)%
	All contract charges	—	38,099	$391,053	1.99%
2017	Lowest contract charge 0.95% Class IB	$12.23	—	—	—	12.00%
	Highest contract charge 1.80% Class IB	$11.00	—	—	—	10.89%
	All contract charges	—	41,674	$476,659	1.80%
2016	Lowest contract charge 0.95% Class IB	$10.92	—	—	—	15.31%
	Highest contract charge 1.80% Class IB	$9.92	—	—	—	14.42%
	All contract charges	—	44,658	$458,949	2.00%
2015	Lowest contract charge 0.95% Class IB	$9.47	—	—	—	(5.30)%
	Highest contract charge 1.80% Class IB	$8.67	—	—	—	(6.17)%
	All contract charges	—	46,381	$415,436	1.86%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%
2018	Lowest contract charge 0.95% Class IB	$22.62	—	—	—	(10.77)%
	Highest contract charge 1.90% Class IB	$18.47	—	—	—	(11.67)%
	All contract charges	—	116,565	$2,168,698	2.42%
2017	Lowest contract charge 0.95% Class IB	$25.35	—	—	—	12.77%
	Highest contract charge 1.90% Class IB	$20.91	—	—	—	11.70%
	All contract charges	—	130,348	$2,733,176	1.49%
2016	Lowest contract charge 0.95% Class IB	$22.48	—	—	—	14.23%
	Highest contract charge 1.90% Class IB	$18.72	—	—	—	13.11%
	All contract charges	—	144,915	$2,707,920	1.66%
2015	Lowest contract charge 0.95% Class IB	$19.68	—	—	—	(4.93)%
	Highest contract charge 1.90% Class IB	$16.55	—	—	—	(5.81)%
	All contract charges	—	162,866	$2,676,706	1.54%

EQ/Mid Cap Index
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—	24.19%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	23.03%
	All contract charges	—	31,480	$839,770	1.09%
2018	Lowest contract charge 0.95% Class IB	$21.66	—	—	—	(12.56)%
	Highest contract charge 1.90% Class IB	$18.15	—	—	—	(13.41)%
	All contract charges	—	34,547	$745,731	1.04%
2017	Lowest contract charge 0.95% Class IB	$24.77	—	—	—	14.41%
	Highest contract charge 1.90% Class IB	$20.96	—	—	—	13.30%
	All contract charges	—	38,185	$946,770	0.90%
2016	Lowest contract charge 0.95% Class IB	$21.65	—	—	—	18.76%
	Highest contract charge 1.90% Class IB	$18.50	—	—	—	17.68%
	All contract charges	—	41,241	$898,263	1.09%
2015	Lowest contract charge 0.95% Class IB	$18.23	—	—	—	(3.75)%
	Highest contract charge 1.90% Class IB	$15.72	—	—	—	(4.73)%
	All contract charges	—	43,998	$810,892	0.85%

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 0.95% Class IB	$28.22	—	—	—	(14.12)%
	Highest contract charge 1.90% Class IB	$22.90	—	—	—	(14.96)%
	All contract charges	—	40,789	$962,145	1.19%
2017	Lowest contract charge 0.95% Class IB	$32.86	—	—	—	11.28%
	Highest contract charge 1.90% Class IB	$26.93	—	—	—	10.19%
	All contract charges	—	45,503	$1,256,646	1.03%
2016	Lowest contract charge 0.95% Class IB	$29.53	—	—	—	16.54%
	Highest contract charge 1.90% Class IB	$24.44	—	—	—	15.45%
	All contract charges	—	50,679	$1,264,192	1.21%
2015	Lowest contract charge 0.95% Class IB	$25.34	—	—	—	(4.45)%
	Highest contract charge 1.90% Class IB	$21.17	—	—	—	(5.36)%
	All contract charges	—	56,835	$1,222,477	0.74%

EQ/Moderate Allocation
2019	Lowest contract charge 0.95% Class B	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class B	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%
2018	Lowest contract charge 0.95% Class B	$68.17	—	—	—	(5.67)%
	Highest contract charge 1.90% Class B	$49.63	—	—	—	(6.59)%
	All contract charges	—	208,890	$3,893,195	1.50%
2017	Lowest contract charge 0.95% Class B	$72.27	—	—	—	10.00%
	Highest contract charge 1.90% Class B	$53.13	—	—	—	8.94%
	All contract charges	—	233,961	$4,648,305	1.21%
2016	Lowest contract charge 0.95% Class B	$65.70	—	—	—	4.35%
	Highest contract charge 1.90% Class B	$48.77	—	—	—	3.37%
	All contract charges	—	261,685	$4,749,907	0.87%
2015	Lowest contract charge 0.95% Class B	$62.96	—	—	—	(1.82)%
	Highest contract charge 1.90% Class B	$47.18	—	—	—	(2.76)%
	All contract charges	—	294,244	$5,142,914	0.79%

EQ/Moderate Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%
2018	Lowest contract charge 1.30% Class IB	$16.96	—	—	—	(6.40)%
	Highest contract charge 1.70% Class IB	$16.32	—	—	—	(6.74)%
	All contract charges	—	39,296	$658,654	1.13%
2017	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	10.35%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	9.92%
	All contract charges	—	45,097	$808,657	1.33%
2016	Lowest contract charge 1.30% Class IB	$16.42	—	—	—	5.66%
	Highest contract charge 1.70% Class IB	$15.92	—	—	—	5.22%
	All contract charges	—	50,523	$822,255	0.87%
2015	Lowest contract charge 1.30% Class IB	$15.54	—	—	—	(2.08)%
	Highest contract charge 1.70% Class IB	$15.13	—	—	—	(2.45)%
	All contract charges	—	54,859	$845,964	1.02%

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class B	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%
2018	Lowest contract charge 0.95% Class B	$16.82	—	—	—	(7.68)%
	Highest contract charge 1.80% Class B	$14.79	—	—	—	(8.53)%
	All contract charges	—	378,943	$6,358,563	1.53%
2017	Lowest contract charge 0.95% Class B	$18.22	—	—	—	13.80%
	Highest contract charge 1.80% Class B	$16.17	—	—	—	12.84%
	All contract charges	—	420,234	$7,682,872	1.35%

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2016	Lowest contract charge 0.95% Class B	$16.01	—	—	—	6.24%
	Highest contract charge 1.80% Class B	$14.33	—	—	—	5.37%
	All contract charges	—	462,777	$7,475,281	0.87%
2015	Lowest contract charge 0.95% Class B	$15.07	—	—	—	(2.21)%
	Highest contract charge 1.80% Class B	$13.60	—	—	—	(3.06)%
	All contract charges	—	518,373	$7,924,005	0.86%

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%
2018	Lowest contract charge 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charge 1.80% Class IB	$22.88	—	—	—	(0.56)%
	All contract charges	—	195,133	$610,775	1.26%
2017	Lowest contract charge 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charge 1.90% Class IB	$22.17	—	—	—	(1.51)%
	All contract charges	—	198,939	$587,012	0.39%
2016	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.51	—	—	—	(1.92)%
	All contract charges	—	215,949	$707,123	0.00%
2015	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.95	—	—	—	(1.88)%
	All contract charges	—	238,527	$526,134	0.00%

EQ/Quality Bond PLUS
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%
2018	Lowest contract charge 1.20% Class IB	$17.12	—	—	—	(1.10)%
	Highest contract charge 1.90% Class IB	$14.31	—	—	—	(1.78)%
	All contract charges	—	68,234	$852,634	1.65%
2017	Lowest contract charge 1.20% Class IB	$17.31	—	—	—	0.17%
	Highest contract charge 1.90% Class IB	$14.57	—	—	—	(0.55)%
	All contract charges	—	74,909	$947,422	1.17%
2016	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$14.65	—	—	—	(0.75)%
	All contract charges	—	80,559	$1,016,590	1.10%
2015	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	(0.97)%
	Highest contract charge 1.90% Class IB	$14.76	—	—	—	(1.67)%
	All contract charges	—	90,002	$1,137,861	1.03%

EQ/Small Company Index
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%
2018	Lowest contract charge 0.95% Class IB	$30.24	—	—	—	(12.17)%
	Highest contract charge 1.90% Class IB	$24.70	—	—	—	(13.00)%
	All contract charges	—	17,813	$443,742	0.93%
2017	Lowest contract charge 0.95% Class IB	$34.43	—	—	—	12.92%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	11.82%
	All contract charges	—	19,542	$557,441	1.03%
2016	Lowest contract charge 0.95% Class IB	$30.49	—	—	—	19.38%
	Highest contract charge 1.90% Class IB	$25.39	—	—	—	18.26%
	All contract charges	—	21,065	$535,205	1.13%
2015	Lowest contract charge 0.95% Class IB	$25.54	—	—	—	(5.48)%
	Highest contract charge 1.90% Class IB	$21.47	—	—	—	(6.37)%
	All contract charges	—	22,946	$490,749	0.89%

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$14.47	—	—	—	19.49%
	Highest contract charge 1.80% Class IB	$13.34	—	—	—	18.79%
	All contract charges	—	17,550	$243,964	1.78%
2018	Lowest contract charge 1.20% Class IB	$12.11	—	—	—	(13.25)%
	Highest contract charge 1.80% Class IB	$11.23	—	—	—	(13.81)%
	All contract charges	—	19,699	$229,859	2.74%
2017	Lowest contract charge 0.95% Class IB	$14.36	—	—	—	20.07%
	Highest contract charge 1.80% Class IB	$13.03	—	—	—	19.10%
	All contract charges	—	21,931	$295,896	1.39%
2016	Lowest contract charge 0.95% Class IB	$11.96	—	—	—	4.27%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	3.40%
	All contract charges	—	23,291	$263,052	0.67%
2015	Lowest contract charge 0.95% Class IB	$11.47	—	—	—	(3.53)%
	Highest contract charge 1.80% Class IB	$10.58	—	—	—	(4.43)%
	All contract charges	—	25,965	$282,825	0.00%

Multimanager Technology
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%
2018	Lowest contract charge 0.95% Class IB	$30.82	—	—	—	1.31%
	Highest contract charge 1.80% Class IB	$26.62	—	—	—	0.41%
	All contract charges	—	18,273	$566,234	0.15
2017	Lowest contract charge 0.95% Class IB	$30.42	—	—	—	37.77%
	Highest contract charge 1.80% Class IB	$26.51	—	—	—	36.65%
	All contract charges	—	20,028	$615,119	0.00%
2016	Lowest contract charge 0.95% Class IB	$22.08	—	—	—	7.92%
	Highest contract charge 1.80% Class IB	$19.40	—	—	—	7.00%
	All contract charges	—	21,378	$479,082	0.01%
2015	Lowest contract charge 0.95% Class IB	$20.46	—	—	—	5.30%
	Highest contract charge 1.80% Class IB	$18.13	—	—	—	4.38%
	All contract charges	—	23,604	$492,918	—

(a)	Units were made available on May 15, 2017.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-68

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

2.	Custodial Agreements. Not applicable.

3.	Underwriting Contracts.

(a)

Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 25, 2001.

(d)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(d)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(d)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(d)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(e)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070) filed on April 19, 2004.

(e)(i)

First Amendment dated as of January  1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(e)(ii)

Second Amendment dated as of January  1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(e)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593), filed on April 24, 2012.

(e)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(e)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(e)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(e)(ix)

Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(e)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(e)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(e)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(e)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(e)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(e)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(e)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(f)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(h)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

(a)	Form of group annuity contract no. 1050-94IC, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(b)	Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(c)

Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(d)	Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(e)

Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(f)

Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

(g)	Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

(h)

Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

(i)	Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

(j)	Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

(k)	Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

(l)	Form of endorsement No. 98 Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

(m)	Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(n)	Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(o)	Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(p)	Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(q)	Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(r)	Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File No. 33-83750 on May 1, 1998.

(s)	Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(t)	Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(u)

Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

(v)	Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

(w)	Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 22, 1998.

(x)	Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

(y)	Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(z)	Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(a)(a)(i)	Form of Data Pages for Equitable Accumulator Flexible Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

(a)(a)(ii)	Form of data pages for Equitable Accumulator Flexible Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

(b)(b)	Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(c)(c)	Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

(d)(d)	Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

(e)(e)	Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(f)(f)	Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(g)(g)	Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(h)(h)	Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(i)(i)

Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(j)(j)	Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(k)(k)	Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(l)(l)

Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(m)(m)	Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

(n)(n)	Form of Endorsement applicable to the Commencement of Annuity Benefits (Form No. 2015MMA-G) previously filed with this Registration Statement File No. 33-83750 on April 20, 2016.

5.	Applications.

(a)	Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(b)(i)	Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

(b)(ii)

Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

(c)	Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

(d)	Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

(e)

Form of Enrollment Form/Application No.  126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February  27, 1998.

(f)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

(g)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

(h)	Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(i)	Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

6.	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not Applicable.

Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1a (File No. 811-10509, 333-70754) filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(b)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(b)(i)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(b)(ii)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(iii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(iv)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA

Equitable, as to the legality of the securities being registered, filed herewith.

10.	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 45 of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 2-30070) on Form N-4 filed April 21, 2020.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 7,194 Qualified Contractowners and 4,062 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriter

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.
(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i)	AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the “contracts”) may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2020.

SEPARATE ACCOUNT NO. 45 OF
AXA EQUITABLE LIFE INSURANCE COMPANY
(Registrant)

By:	AXA Equitable Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of

New York, on this 23rd day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chairman of the Board, Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Executive Director, Chief Accounting Officer and Controller

*DIRECTORS:

Kristi Matus	Charles G.T. Stonehill	Bertram Scott
Mark Pearson	Ramon de Oliviera, Chairman of the Board	George Stansfield
Daniel G. Kaye	Joan Lamm-Tenant

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 23, 2020